UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                     ---------

                           Harris Insight Funds Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Thomas J. Ryan
                           Harris Insight Funds Trust
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-382-8667
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



                              HARRIS INSIGHT FUNDS
                          GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
AGENCY OBLIGATIONS -- 5.0%
FEDERAL HOME LOAN BANK -- 4.4%
    3.600%                          10/19/05    $   50,000    $     49,910,000
    3.650%                          10/28/05        16,799          16,753,013
                                                                --------------
                                                                    66,663,013
                                                                --------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.6%
    3.650%                          10/18/05         9,600           9,583,453
                                                                --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $76,246,466)                                                76,246,466
                                                                --------------
VARIABLE RATE OBLIGATIONS++ -- 51.7%
FEDERAL HOME LOAN BANK -- 19.7%
    3.702%                          10/21/05*       75,000          74,960,354
    3.590%                          11/01/05*      150,000         149,925,679
    3.730%                          12/13/05*       20,000          19,993,903
    3.750%                          12/15/05*       58,000          57,975,439
                                                                --------------
                                                                   302,855,375
                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 27.7%
    3.569%                          10/07/05*      100,000          99,930,545
    3.576%                          10/07/05*       83,250          83,236,458
    3.687%                          11/17/05*       38,000          37,993,670
    3.715%                          11/22/05*       75,000          74,979,269
    3.678%                          12/09/05         5,000           4,999,289
    3.794%                          12/22/05*       50,000          49,962,494
    3.799%                          12/22/05*       75,000          74,951,279
                                                                --------------
                                                                   426,053,004
                                                                --------------
OVERSEAS PRIVATE INVESTMENT CORP. -- 4.3%
    3.840%                          10/05/05*       31,849          31,848,838
    3.840%                          10/07/05*       33,795          33,794,936
                                                                --------------
                                                                    65,643,774
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $794,552,153)                                              794,552,153
                                                                --------------
REPURCHASE AGREEMENTS -- 43.4%
Bank of America Securities, L.L.C.
  3.850%
  Agreement dated 9/30/05,
  proceeds at maturity
  $293,094,004
  (Collateralized by
  $298,246,558 FHLMC and
  FNMA 3.818% to 5.000%,
  due from 09/01/20 to
  09/01/35. The market
  value is $298,860,000.)           10/03/05       293,000         293,000,000


  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
REPURCHASE AGREEMENTS (CONTINUED)
Bank of Tokyo N.A.
  3.850%
  Agreement dated 9/30/05,
  proceeds at maturity
  $300,096,250
  (Collateralized by
  $423,508,076 FNMA and
  Resolution Funding Corp.
  Interest Strip 0.000%
  to 5.500%, due from
  11/01/34 to 7/01/35. The
  market value is
  $306,000,000)                      10/03/05    $  300,000    $    300,000,000
Lehman Brothers Holdings,
  Inc.
  3.850%
  Agreement dated 9/30/05,
  proceeds at maturity
  $73,442,406
  (Collateralized by
  $75,003,900 FNMA 3.256%
  to 5.2170%, due from
  02/01/13 to 12/01/44.
  The market value is
  $74,886,476)                      10/03/05        73,419          73,418,851
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $666,418,851)                                              666,418,851
                                                                --------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $1,537,217,470d)                                         1,537,217,470
                                                                --------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
Interest receivable and other assets                                 2,722,729
Dividends payable                                                   (3,998,233)
Accrued expenses                                                      (712,394)
                                                                --------------

                                                                    (1,987,898)
                                                                --------------

NET ASSETS -- 100.0%                                          $  1,535,229,572
                                                                ==============
--------------------
+       See Note 1.
++      Rate in effect on 09/30/05.
*       Date of next interest rate reset.
d       Aggregate cost for federal income tax purposes.

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
ASSET - BACKED SECURITIES -- 3.5%
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MA f,g
    3.900%                          10/25/05*   $   30,826    $     30,825,706
Putnam Structured Product Funding
  Series 2002-1A 144A, Class
  A1MF f,g
    3.858%                          10/17/05*       26,000          26,000,000
Residential Mortgage Acceptance
  Corp. Series 2004-NS2A 144A,
  Class A1 f
    3.728%                          10/12/05*      166,664         166,664,359
                                                                --------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $223,490,065)                                              223,490,065
                                                                --------------
CERTIFICATES OF DEPOSIT -- 0.3%
Wells Fargo Bank
  (Cost $16,999,345)
    3.740%                          10/20/05        17,000          16,999,345
                                                                --------------
COMMERCIAL PAPER -- 37.3%
Alaska Housing Finance Corp.
    3.740%                          10/11/05        60,930          60,866,700
Amsterdam Funding Corp.
    3.670%                          10/07/05        60,000          59,963,300
Atlantis One Funding Corp.
    3.900%                          10/03/05       100,000          99,978,333
    3.850%                          10/04/05        35,000          34,988,771
Bishop's Gate Residential Mortgage
  Funding
    3.680%                          10/03/05        19,830          19,825,946
Broadhollow Funding, L.L.C. Series
  144A f
    3.690%                          01/31/06e      125,000         124,974,375
    3.930%                          01/31/06e       70,000          69,984,717
    3.780%                          02/02/06e       30,000          29,987,400
    3.820%                          02/11/06e       25,000          24,965,514
Bryant Park Funding, L.L.C.
    3.650%                          10/03/05        24,463          24,458,039
    3.710%                          10/12/05        41,422          41,375,044
    3.810%                          10/17/05        30,058          30,007,102
Crown Point Capital, L.L.C.
    3.650%                          10/04/05        50,000          49,984,792
    3.670%                          10/04/05        93,942          93,913,269
    3.650%                          10/05/05        75,000          74,969,583
Jupiter Securitization Corp.
    3.670%                          10/18/05        52,880          52,788,356
Morgan Stanley & Co., Inc.
    3.800%                          10/06/05        75,000          74,960,417
    3.810%                          10/06/05        75,000          74,960,312
Municipal Electric Authority,
  Georgia TECP
    3.750%                          10/06/05        12,527          12,527,000
Northwestern University TECP
    3.680%                          10/07/05        20,000          19,987,733
Paradigm Funding, L.L.C.
    3.900%                          10/03/05       150,000         149,967,500
    3.860%                          10/11/05        29,593          29,561,270
Park Avenue Receivables Corp.
    3.710%                          10/12/05        16,898          16,878,844


  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
COMMERCIAL PAPER (CONTINUED)
Park Granada, L.L.C.
    3.920%                          01/31/06e   $   40,000    $     39,991,289
    3.930%                          01/31/06e      164,000         163,964,193
Sheffield Receivables Corp.
    3.830%                          10/05/05        59,746          59,720,575
Strand Capital, L.L.C.
    3.520%                          12/02/05e       20,000          19,996,089
    3.610%                          12/02/05e       25,000          24,994,986
    3.560%                          12/10/05e       57,000          56,943,633
    3.830%                          12/31/05e       10,000           9,967,019
    4.020%                          03/10/06e       65,000          64,274,167
    4.035%                          03/12/06e       25,000          24,714,188
Surrey Funding Corp.
    3.640%                          10/03/05        49,700          49,689,950
    3.730%                          10/17/05       104,610         104,436,580
    3.700%                          10/31/05        48,500          48,350,458
Tango Finance Corp.
    3.800%                          10/11/05        25,300          25,273,294
Tasman Funding, L.L.C.
    3.660%                          10/06/05        85,000          84,956,792
    3.690%                          10/06/05         6,700           6,696,566
    3.720%                          10/12/05        20,000          19,977,267
    3.820%                          10/17/05        40,000          39,932,089
    3.800%                          10/27/05       100,000          99,725,556
Thames Asset Global Securitization,
  Inc.
    3.800%                          10/03/05        11,951          11,948,477
    3.660%                          10/04/05        24,936          24,928,395
    3.800%                          10/05/05        48,813          48,792,390
    3.810%                          10/07/05        48,496          48,465,205
    3.950%                          12/15/05         6,967           6,909,667
                                                                --------------
TOTAL COMMERCIAL PAPER
  (Cost $2,356,523,142)                                          2,356,523,142
                                                                --------------
MUNICIPAL BONDS -- 4.5%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B  VR
    3.860%                          10/06/05         8,055           8,055,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1,
  Class A1 VR
    3.850%                          10/05/05        10,300          10,300,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series
  B-1 VR
    3.850%                          10/05/05        14,225          14,225,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series
  B-2 VR
    3.850%                          10/05/05        42,875          42,875,000
Connecticut State Health &
  Educational Facilities Authority
  Revenue Bonds (Yale University)
  Series U VR
    2.650%                          10/07/05         6,350           6,349,534
Connecticut State Health &
  Educational Facilities Authority
  Revenue Bonds (Yale University)
  Series U2 VR
    1.700%                          10/07/05       100,870         100,862,603

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
Connecticut State Housing Finance
  Authority Revenue Bonds VR
    3.800%                          10/06/05    $    8,466      $    8,466,000
Madison, Wisconsin, Community
  Development Authority Revenue
  Bonds VR
    3.840%                          10/06/05         7,775           7,775,000
Massachusetts State Health &
  Educational Facilities Authority
  Revenue Bonds Series J-1 VR
    2.590%                          10/07/05        82,460          82,453,953
Utah Housing Corp. Single Family
  Mortgage Revenue Bonds Series
  C-3, Class I VR
    3.850%                          10/07/05         1,125           1,125,000
                                                                --------------
TOTAL MUNICIPAL BONDS
  (Cost $282,487,090)                                              282,487,090
                                                                --------------
TIME DEPOSITS -- 11.5%
ABN AMRO Bank
    3.900%                          10/03/05       100,000         100,000,000
Fifth Third Bank
    3.938%                          10/03/05       100,000         100,000,000
JPMorgan Chase & Co.
    3.900%                          10/03/05       125,000         125,000,000
Royal Bank of Scotland P.L.C.
    3.900%                          10/03/05       200,000         200,000,000
UBS Finance Delaware, L.L.C.
    3.900%                          10/03/05       200,000         200,000,000
                                                                --------------
TOTAL TIME DEPOSITS
  (Cost $725,000,000)                                              725,000,000
                                                                --------------
VARIABLE RATE OBLIGATIONS++ -- 38.2%
American Express Credit Corp.
  Series 144A f
    3.846%                          10/20/05*      225,000         225,000,000
Bank of New York Co., Inc. Series
  144A f
    3.698%                          10/10/05*      170,000         169,980,948
Bank One Corp.
    4.036%                          11/25/05*      104,915         105,013,365
Beta Finance, Inc. Series 144A f
    3.700%                          10/14/05*       75,000          74,995,598
CFM International, Inc.
    3.840%                          10/03/05*       24,625          24,625,000
Eli Lilly Services, Inc. Series
  144A f
    3.663%                          10/03/05*       75,000          75,000,000
General Electric Capital Corp. f
    3.804%                          10/10/05*       15,000          15,000,000
Goldman Sachs Group, Inc.
    3.723%                          10/03/05*       65,000          65,000,000
Goldman Sachs Group, Inc. Series
  144A f
    3.868%                          10/17/05*      100,000         100,000,000


  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
VARIABLE RATE OBLIGATIONS (CONTINUED)
Goldman Sachs Group, Inc. Series
  144A f,g
    3.733%                          10/03/05*   $   85,000    $     85,000,000
Harrier Finance Funding, L.L.C.
  Series 144A f
    3.728%                          10/17/05*       90,000          89,996,018
    3.738%                          10/17/05*      100,000         100,000,000
    3.800%                          10/25/05*       73,000          73,000,000
HBOS Treasury Services P.L.C.
  Series 144A f
    3.591%                          10/12/05*      104,180         104,197,812
K2, L.L.C. Series 144A f
    3.655%                          10/03/05*       77,500          77,498,025
    3.635%                          10/04/05*      118,000         117,996,839
    3.780%                          10/25/05*       30,000          29,998,093
Lehman Brothers Holdings, Inc.
    3.589%                          10/03/05*       75,000          75,047,311
    3.909%                          10/24/05*      102,500         102,500,000
Money Market Trust Series A-2
  144A f,g
    3.843%                          10/17/05*      208,000         208,000,000
Rural Electric Cooperative Grantor
  Trust (Kansas Electric Power
  Cooperative)
    3.800%                          10/05/05*       10,740          10,740,000
Tango Finance Corp. Series 144A f
    3.688%                          10/11/05*       55,000          54,995,269
    3.728%                          10/17/05*      132,000         131,988,500
U.S. Bank N.A.
    3.757%                          11/17/05*       55,000          54,999,832
    3.761%                          12/07/05*        5,580           5,580,199
Westdeutsche Landesbank A.G. Series
  144A f
    3.738%                          10/10/05*      100,000         100,000,000
White Pine Finance, L.L.C. Series
  144A f
    3.659%                          10/07/05*       48,000          48,000,000
    3.738%                          10/17/05*       40,000          39,999,507
    3.780%                          10/25/05*       50,000          49,991,769
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,414,144,085)                                          2,414,144,085
                                                                --------------
REPURCHASE AGREEMENTS -- 4.9%
Bank of America
  Securities, L.L.C.
  3.930%
  Agreement dated 9/30/05,
  proceeds at maturity
  $189,834,540
  (Collateralized by
  $196,242,383 FHLMC and
  FNMA 5.000%, due from
  05/01/34 to 09/01/35.
  The market value is
  $193,567,838.)                    10/03/05       189,772         189,772,390

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
REPURCHASE AGREEMENTS (CONTINUED)
Bank of Tokyo N.A.
  3.850%
  Agreement dated 9/30/05,
  proceeds at maturity
  $118,037,858
  (Collateralized by
  $120,191,336 FNMA and
  U.S. Treasury Note
  3.375% to 4.999%, due
  from 02/15/08 to
  07/01/35. The market
  value is $120,360,001.)           10/03/05    $  118,000    $    118,000,000
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $307,772,390)                                              307,772,390
                                                                --------------

TOTAL INVESTMENTS -- 100.2%
  (Cost $6,326,416,117d)                                         6,326,416,117
                                                                --------------
OTHER ASSETS AND LIABILITIES -- (0.2%)
Interest receivable and other assets                                 8,211,229
Dividends payable                                                  (18,009,076)
Accrued expenses                                                    (2,120,165)
                                                                --------------

                                                                   (11,918,012)
                                                                --------------

NET ASSETS -- 100.0%                                          $  6,314,498,105
                                                                ==============
-------------------
+       See Note 1.
++      Rate in effect on 09/30/05.
*       Date of next interest rate reset.
d       Aggregate cost for federal income tax purposes.
e These securities allow the issuer to extend the maturity date. The date shown is the date to which the security can be extended. Such securities could mature earlier than the extension date.
f,g     Security exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
VR -- Variable rate demand note; interest rate in effect on 09/30/05. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP    -- Tax-Exempt Commercial Paper.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS -- 99.4%
ALABAMA -- 5.0%
Chatom, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds (Alabama
  Electric Project) VR
    3.000%                          10/07/05    $    3,050    $      3,050,000
Columbia, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds (Alabama
  Power Co. Project) Series C VR
    2.950%                          10/01/05        15,600          15,600,000
Columbia, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds (Alabama
  Power Co. Project) Series D VR
    2.950%                          10/01/05         2,000           2,000,000
Jefferson County, Alabama, Sewer
  Revenue Bonds (Eagle) Series
  20026020 144A, Class A VR f
    2.790%                          10/07/05         9,830           9,830,000
Jefferson County, Alabama, Sewer
  Revenue Bonds (Eagle) Series
  20030029 144A, Class A VR f
    2.790%                          10/07/05         9,900           9,900,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-2 VR
    2.820%                          10/07/05        12,000         12,000,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-4 VR
    2.820%                          10/07/05        10,000          10,000,000
                                                                --------------
                                                                    62,380,000
                                                                --------------
ALASKA -- 2.5%
Alaska State Housing Finance Corp.
  Governmental Purpose Revenue
  Bonds (University of Alaska)
  Series A VR
    2.820%                          10/07/05        26,700          26,700,000
Alaska State Housing Finance Corp.
  Revenue Bonds (Spears) Series
  DB-132 144A VR f
    2.790%                          10/07/05         5,260           5,260,000
                                                                --------------
                                                                    31,960,000
                                                                --------------
ARIZONA -- 0.8%
Salt River Project, Arizona,
  Agricultural Improvement & Power
  District Electrical Systems
  Revenue Bonds Series 20026010
  144A, Class A VR f
    2.790%                          10/07/05         9,900           9,900,000
                                                                --------------
COLORADO -- 3.9%
Colorado Housing & Finance
  Authority Revenue Bonds
  (Multifamily Project-Class I)
  Series A-4 VR
    2.790%                          10/05/05         5,895           5,895,000


  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
COLORADO (CONTINUED)
Moffat County, Colorado, Pollution
  Control Revenue Bonds (National
  Rural Utilities Co-Op) VR
    2.840%                          10/07/05    $   32,135    $     32,135,000
Westminster, Colorado, Economic
  Development Authority, Tax
  Increment Revenue Bonds (North
  Huron Urban Renewal Project) VR
    2.780%                          10/07/05        10,450          10,450,000
                                                                --------------
                                                                    48,480,000
                                                                --------------
FLORIDA -- 4.7%
Dade County, Florida, Industrial
  Development Authority Exempt
  Facilities Revenue Bonds (Florida
  Power & Light Co.) VR
    2.840%                          10/01/05        10,000          10,000,000
Florida State Board of Education
  General Obligation Bonds (Eagle)
  Series 2003025 144A, Class A VR f
    2.790%                          10/07/05         4,900           4,900,000
Palm Beach County, Florida, School
  District TECP
    2.670%                          11/15/05         7,000           7,000,000
Putnam County, Florida, Development
  Authority Pollution Control
  Revenue Bonds (Seminole Electric
  Co-Op, Inc.) Series D PS
    2.650%                          12/15/05        11,540          11,540,000
St. Lucie County, Florida,
  Pollution Control Revenue Bonds
  (Florida Power & Light Co.
  Project) VR
    2.840%                          10/01/05        25,000          25,000,000
                                                                --------------
                                                                    58,440,000
                                                                --------------
GEORGIA -- 3.7%
Burke County, Georgia, Development
  Authority Pollution Control
  Revenue Bonds (Georgia Power Co.
  Plant Vogtle Project) 1st Series
  PS
    2.830%                          05/05/06        24,000          24,000,000
Henry County, Georgia, Water &
  Sewer Authority Revenue Bonds
  (Eagle) Series 720050008 144A,
  Class A VR f
    2.790%                          10/07/05        16,640          16,640,000
Monroe County, Georgia, Development
  Authority Pollution Control
  Revenue Bonds (Georgia Power Co.
  Plant Scherer Project) 2nd Series
  PS
    2.830%                          05/05/06         6,000           6,000,000
                                                                --------------
                                                                    46,640,000
                                                                --------------

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
HAWAII -- 0.8%
ABN AMRO Munitops Certificates
  Trust (Hawaii) Series 11 144A
  PS f,g
    2.670%                          11/16/05    $    9,980    $      9,980,000
                                                                --------------
ILLINOIS -- 15.0%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 3 144A
  VR f
    2.780%                          10/07/05        35,000          35,000,000
Chicago, Illinois, General
  Obligation Bonds (Eagle) Series
  20030006-A 144A VR f
    2.790%                          10/07/05         4,800           4,800,000
Chicago, Illinois, Metropolitan
  Water Reclamation District of
  Greater Chicago General
  Obligation Bonds Series A VR
    2.750%                          10/07/05        16,000          16,000,000
Hoffman Estates, Illinois, Tax
  Increment Revenue Bonds (Hoffman
  Estates Economic) VR
    2.780%                          10/07/05        17,500          17,500,000
Illinois Development Finance
  Authority Revenue Bonds (Lake
  Forest Academy) VR
    2.770%                          10/07/05         4,000           4,000,000
Illinois Development Finance
  Authority Revenue Bonds (McGaw
  YMCA Evanston Project) VR
    2.860%                          10/07/05         4,000           4,000,000
Illinois Development Finance
  Authority Revenue Bonds (North
  Park University) VR
    2.810%                          10/07/05        23,000          23,000,000
Illinois Development Finance
  Authority Revenue Bonds (Sacred
  Heart Schools Project) VR
    2.770%                          10/07/05         2,300           2,300,000
Illinois Educational Facilities
  Authority Revenue Bonds (Field
  Museum of Natural History) VR
    2.780%                          10/07/05        15,400          15,400,000
Illinois Finance Authority Revenue
  Bonds (Lake Forest Country Day
  School Project) VR
    2.770%                          10/07/05         3,250           3,250,000
Illinois Finance Authority Revenue
  Bonds (Music & Dance Theater
  Project) VR
    2.770%                          10/07/05         5,000           5,000,000
Illinois Health Facilities
  Authority TECP
    2.600%                          10/20/05        21,400          21,400,000
    2.630%                          11/03/05        10,000          10,000,000
    2.830%                          01/05/06        10,000          10,000,000


  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Health Facilities
  Authority Revenue Bonds (Advocate
  Health Care Network) Series A PS
    2.740%                          07/06/06    $   11,130    $     11,130,000
Illinois Regional Transportation
  Authority Revenue Bonds (Eagle)
  Series 720050003 144A, Class A
  VR f
    2.790%                          10/07/05         4,950           4,950,000
                                                                --------------
                                                                   187,730,000
                                                                --------------
INDIANA -- 9.5%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 5 144A
  VR f
    2.780%                          10/07/05        10,746          10,746,000
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 7 144A
  VR f
    2.780%                          10/07/05         5,000           5,000,000
Indiana Health Facility Financing
  Authority Hospital Revenue Bonds
  (Clarian Health Obligated Group)
  Series H VR
    2.750%                          10/01/05         1,500           1,500,000
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Ascension Health Credit Group)
  Series A-1 PS
    2.740%                          07/03/06        17,000          17,000,000
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Ascension Health Credit Group)
  Series A-3 PS
    2.500%                          02/01/06        21,000          21,000,000
Indiana Health Facility Financing
  Authority Revenue Bonds (Union
  Hospital, Inc. Project) VR
    2.770%                          10/07/05         7,400           7,400,000
Indiana State Office Building
  Commission TECP
    2.600%                          10/06/05        22,610          22,610,000
Indiana Transportation Finance
  Authority Highway Revenue Bonds
  (Spears) Series DB-114 144A VR f
    2.790%                          10/06/05         4,000           4,000,000
Indiana Transportation Finance
  Authority Highway Revenue Bonds
  (Spears) Series DB-117 144A VR f
    2.790%                          10/06/05         2,090           2,090,000
Purdue University, Indiana, Student
  Facilities System Revenue Bonds
  Series A VR
    2.820%                          10/07/05        27,600          27,600,000
                                                                --------------
                                                                   118,946,000
                                                                --------------

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
KANSAS -- 0.5%
Wichita, Kansas, Hospital
  Facilities Improvement Revenue
  Bonds (St. Francis Regional
  Medical Center) Series A-3 144A
  VR f
    2.790%                          10/07/05    $    5,940    $      5,940,000
                                                                --------------
KENTUCKY -- 1.3%
Kentucky Economic Development
  Finance Authority Revenue Bonds
  (Catholic Health Initiatives)
  Series C VR
    2.750%                          10/07/05         5,300           5,300,000
Mason County, Kentucky, Pollution
  Control Revenue Bonds (East
  Kentucky Power Co-Op) Series B-2
  VR
    3.000%                          10/07/05         6,570           6,570,000
Mason County, Kentucky, Pollution
  Control Revenue Bonds (East
  Kentucky Power Co-Op) Series B-3
  VR
    3.000%                          10/07/05         4,560           4,560,000
                                                                --------------
                                                                    16,430,000
                                                                --------------
MASSACHUSETTS -- 1.7%
Massachusetts Water Resources
  Authority TECP
    2.700%                          10/12/05         9,400           9,400,000
Route 3 North Transportation
  Improvement Association,
  Massachusetts Lease Revenue Bonds
  Series B VR
    2.750%                          10/07/05        12,150          12,150,000
                                                                --------------
                                                                    21,550,000
                                                                --------------
MICHIGAN -- 3.6%
Detroit, Michigan, City School
  District General Obligation Bonds
  (Eagle) Series 20026013 144A,
  Class A VR f
    2.790%                          10/07/05         7,680           7,680,000
Detroit, Michigan, City School
  District General Obligation Bonds
  (Eagle) Series 20026014 144A,
  Class A VR f
    2.790%                          10/07/05         7,200           7,200,000
Grand Valley State University,
  Michigan Revenue Bonds Series A VR
    2.750%                          10/07/05        15,905          15,905,000
Michigan State School Loan TECP
    2.670%                          10/04/05         7,500           7,500,000
Michigan State Strategic Fund
  Limited Obligation Revenue Bonds
  (Southgate Properties Project) VR
    2.780%                          10/07/05         6,725           6,725,000
                                                                --------------
                                                                    45,010,000
                                                                --------------
MINNESOTA -- 2.2%
University of Minnesota Revenue
  Bonds Series A VR
    2.820%                          10/05/05        27,590          27,590,000
                                                                --------------


  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
MISSISSIPPI -- 1.6%
Claiborne County, Mississippi TECP
    2.750%                          11/09/05    $   15,900    $     15,900,000
Mississippi State General
  Obligation Bonds (Eagle) Series
  20026018 144A, Class A VR f
    2.790%                          10/07/05         4,000           4,000,000
                                                                --------------
                                                                    19,900,000
                                                                --------------
MISSOURI -- 3.6%
Bi State Development Agency,
  Missouri-Illinois Metropolitan
  District Mass Transit Revenue
  Bonds (MetroLink Cross County
  Project) Series A VR
    2.780%                          10/07/05         7,000           7,000,000
Missouri State Health & Educational
  Facilities Authority Revenue
  Bonds (Eagle) Series 20026026
  144A, Class A VR f
    2.790%                          10/07/05         2,700           2,700,000
Missouri State Health & Educational
  Facilities Authority Revenue
  Bonds (Washington University)
  (Eagle) Series 20030003 144A,
  Class A VR f
    2.790%                          10/07/05         9,900           9,900,000
Missouri State Highways & Transit
  Commission State Road Revenue
  Bonds Series A
    4.000%                          05/01/06        23,835          24,026,528
St. Louis County, Missouri,
  Industrial Development &
  Educational Facilities Revenue
  Bonds (Whitefield School, Inc.)
  Series B VR
    2.800%                          10/07/05         1,400           1,400,000
                                                                --------------
                                                                    45,026,528
                                                                --------------
NEVADA -- 1.3%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 19 144A
  VR f
    2.830%                          10/07/05        10,950          10,950,000
Clark County, Nevada TECP
    2.600%                          10/19/05         5,000           5,000,000
                                                                --------------
                                                                    15,950,000
                                                                --------------
NEW YORK -- 1.3%
Buffalo, New York, Fiscal Stability
  Authority Series A-1 BANS
    4.000%                          05/15/06         5,000           5,037,861
    4.000%                          08/14/06         8,000           8,077,408
New York City, New York,
  Transitional Finance Authority
  Certificates (STARS) Series 7
  144A VR f
    2.780%                          10/07/05         3,135           3,135,000
                                                                --------------
                                                                    16,250,269
                                                                --------------

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA -- 0.1%
North Carolina State General
  Obligation Bonds (Eagle) Series
  720051001 144A, Class A VR f
    2.790%                          10/07/05    $    2,000    $      2,000,000
                                                                --------------
OHIO -- 2.4%
Cuyahoga County, Ohio, Hospital
  Revenue Bonds (Metrohealth System
  Project) VR
    2.790%                          10/07/05         8,035           8,035,000
Cuyahoga County, Ohio, Revenue
  Bonds (The Ratner School Project)
  VR
    2.820%                          10/07/05         6,500           6,500,000
Kent State University, Ohio,
  Revenue Bonds VR
    2.790%                          10/07/05         9,775           9,775,000
Ohio State Higher Educational
  Facility Commission Revenue Bonds
  (Pooled Financing 2002 Program)
  Series A VR
    2.780%                          10/07/05         4,965           4,965,000
Ohio State Higher Educational
  Facility Commission Revenue Bonds
  (Pooled Financing 2003 Program)
  Series A VR
    2.780%                          10/07/05         1,440           1,440,000
                                                                --------------
                                                                    30,715,000
                                                                --------------
OREGON -- 2.3%
Clakamas County, Oregon, Hospital
  Facility Authority Revenue Bonds
  (Legacy Health System) VR
    2.750%                          10/07/05        23,500          23,500,000
Eugene, Oregon, Electric Utility
  Revenue Bonds (Eagle) Series
  20030022 144A, Class A VR f
    2.790%                          10/07/05         5,880           5,880,000
                                                                --------------
                                                                    29,380,000
                                                                --------------
PENNSYLVANIA -- 4.6%
Berks County, Pennsylvania,
  Industrial Development Authority
  Revenue Bonds (Richard J. Caron
  Foundation Project) VR
    2.800%                          10/07/05         2,800           2,800,000
Delaware County, Pennsylvania,
  Industrial Development Authority
  Pollution Control Revenue Bonds
  (Exelon Generation Co., L.L.C.) VR
    2.950%                          10/01/05        35,000          35,000,000
Pennsylvania Intergovernmental
  Cooperation Authority Special Tax
  Revenue Refunding Bonds (City of
  Philadelphia Funding Program) VR
    2.760%                          10/07/05         2,175           2,175,000
Philadelphia, Pennsylvania, Water &
  Wastewater Revenue Bonds VR
    2.740%                          10/05/05         5,000           5,000,000


  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
SouthCentral Pennsylvania General
  Authority Revenue Bonds (Wellspan
  Health Obligated Group) Series D
  VR
    2.740%                          10/07/05    $   12,525    $     12,525,000
                                                                --------------
                                                                    57,500,000
                                                                --------------
TEXAS -- 16.2%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 8 144A
  VR f
    2.780%                          10/07/05         5,000           5,000,000
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 9 144A
  VR f
    2.760%                          10/05/05        10,002          10,002,000
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 13 144A
  VR f
    2.780%                          10/07/05         6,000           6,000,000
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 15 144A
  PS f,g
    2.800%                          11/16/05        15,925          15,925,000
Corpus Christi, Texas, Utility
  Systems Revenue Bonds (Spears)
  Series DB-126 144A VR f
    2.790%                          10/07/05         5,545           5,545,000
Denton, Texas, Independent School
  District General Obligation Bonds
  Series A VR
    2.820%                          10/07/05        15,000          15,000,000
Houston, Texas, Independent School
  District General Obligation Bonds
  Series 144A VR f
    2.790%                          10/07/05         5,000           5,000,000
Houston, Texas, Water & Sewer
  System Revenue Bonds (STARS)
  Series 14 144A VR f
    2.790%                          10/07/05         1,000           1,000,000
Nueces County, Texas, Health
  Facilities Development Corp.
  Revenue Bonds (Driscoll
  Children's Foundation Project) VR
    2.820%                          10/07/05        17,600          17,600,000
San Antonio, Texas, Electric & Gas
  Revenue Bonds VR
    2.820%                          10/07/05        21,000          21,000,000
Texas Municipal Power Agency
  Revenue Bonds Series 144A VR f
    2.820%                          10/07/05        30,000          30,000,000
Texas Small Business Industrial
  Development Revenue Bonds VR
    2.820%                          10/07/05        35,000          35,000,000
Texas State TRANS
    4.500%                          08/31/06        10,000          10,133,233

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Texas State General Obligation
  Bonds (Eagle) Series 200030026
  144A, Class A VR f
    2.790%                          10/07/05    $    2,410    $      2,410,000
University of North Texas TECP
    2.570%                          10/04/05        18,350          18,350,000
University of Texas System, Board
  of Regents TECP
    2.600%                          10/06/05         4,900           4,900,000
                                                                --------------
                                                                   202,865,233
                                                                --------------
VIRGINIA -- 1.4%
Clarke County, Virginia, Industrial
  Development Authority Hospital
  Facilities Revenue Bonds
  (Winchester Medical Center, Inc.)
  VR
    2.790%                          10/07/05         1,500           1,500,000
Fairfax County, Virginia,
  Industrial Development Authority
  Revenue Bonds (Nova Health System
  Project) Series C-1 VR
    2.740%                          10/07/05        13,700          13,700,000
Virginia Commonwealth
  Transportation Board Federal
  Highway Reimbursement Notes
    4.000%                          10/01/05         1,900           1,900,046
                                                                --------------
                                                                    17,100,046
                                                                --------------
WASHINGTON -- 1.4%
Issaquah, Washington, Community
  Properties Revenue Bonds Series A
  VR
    2.770%                          10/07/05        15,000          15,000,000
Washington State General Obligation
  Bonds Series 144A VR f
    2.800%                          10/07/05         2,285           2,285,000
                                                                --------------
                                                                    17,285,000
                                                                --------------
WEST VIRGINIA -- 1.6%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 12 144A
  VR f
    2.770%                          10/07/05        15,000          15,000,000
West Virginia University Revenue
  Bonds (Spears) Series DB-119 144A
  VR f
    2.790%                          10/07/05         5,445           5,445,000
                                                                --------------
                                                                    20,445,000
                                                                --------------
WISCONSIN -- 4.8%
Hartford School District, Wisconsin
  TRANS
    2.000%                          10/27/05         2,000           2,000,140
Marshfield, Wisconsin, Unified
  School District Series A BANS
    4.000%                          11/01/05         1,300           1,301,219


  Annualized                                       Par
  Yield/Rate                        Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Milwaukee, Wisconsin, Redevelopment
  Authority Revenue Bonds (American
  Society for Quality) VR
    2.810%                          10/07/05    $    2,000    $      2,000,000
Racine, Wisconsin Notes Series A
    3.500%                          01/02/06         1,650           1,650,076
Sun Prairie Area School District,
  Wisconsin TRANS
    2.000%                          10/12/05         5,300           5,300,431
Sun Prairie Area School District,
  Wisconsin BANS
    3.250%                          02/01/06         3,175           3,176,711
Waukesha, Wisconsin BANS
    3.500%                          05/01/06         3,900           3,902,915
Wisconsin Health & Educational
  Facilities Authority Revenue
  Bonds (Wheaton Franciscan
  Services, Inc. System) Series B VR
    2.750%                          10/01/05        40,750          40,750,000
                                                                --------------
                                                                    60,081,492
                                                                --------------
WYOMING -- 1.6%
Gillette, Wyoming, Pollution
  Control Revenue Bonds (Pacificorp
  Project) VR
    2.890%                          10/07/05        10,000          10,000,000
Platte County, Wyoming, Pollution
  Control Revenue Bonds (Tri-State
  Generation & Transmission
  Association) Series A VR
    2.950%                          10/01/05         5,000           5,000,000
Platte County, Wyoming, Pollution
  Control Revenue Bonds (Tri-State
  Generation & Transmission
  Association) Series B VR
    2.950%                          10/01/05         5,000           5,000,000
                                                                --------------
                                                                    20,000,000
                                                                --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,245,474,568)                                          1,245,474,568
                                                                --------------

                                                  Shares
                                                ----------
TEMPORARY INVESTMENTS -- 0.0%
AIM Tax-Free Investment Co.
  Cash Reserve Portfolio                           200,844             200,844
Dreyfus Tax-Exempt Cash
  Management #264                                    3,105               3,105
Goldman Sachs Financial Square
  Tax-Exempt Money Market
  Portfolio                                        330,642             330,642
                                                                --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $534,591)                                                      534,591
                                                                --------------

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


TOTAL INVESTMENTS -- 99.4%
  (Cost $1,246,009,159d)                                         1,246,009,159
                                                                --------------
OTHER ASSETS AND LIABILITIES -- 0.6%
Interest receivable and other assets                                 5,213,019
Receivable for securities sold                                       5,000,773
Dividends payable                                                   (2,534,035)
Accrued expenses                                                      (396,819)
                                                                --------------

                                                                     7,282,938
                                                                --------------

NET ASSETS -- 100.0%                                          $  1,253,292,097
                                                                ==============

--------------------
+       See Note 1.
d       Aggregate cost for federal income tax purposes.
f,g     Security exempt from registration under Rule 144A of
        the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 9/30/05. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS    -- Bond Anticipation Note.
TECP    -- Tax-Exempt Commercial Paper.
TRANS   -- Tax and Revenue Anticipation Note.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
AGENCY OBLIGATIONS -- 0.9%
Federal Home Loan Mortgage Corp.
    3.625%                          02/15/08    $      917    $        902,162
Federal National Mortgage
  Association
    5.250%                          08/01/12           665             684,154
                                                                --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,616,794)                                                  1,586,316
                                                                --------------
ASSET - BACKED SECURITIES -- 8.7%
Bank One Issuance Trust Series
  2003-C1, Class C1
    4.540%                          09/15/10         2,000           1,989,641
Capital One Multi-Asset Execution
  Trust Series 2004-C1, Class C1
    3.400%                          11/16/09         2,300           2,261,906
Capital One Multi-Asset Execution
  Trust Series 2005-A2, Class A2
    4.050%                          02/15/11         1,600           1,582,915
Citibank Credit Card Issuance Trust
  Series 2003-A6, Class A6
    2.900%                          05/17/10         1,200           1,151,752
Citibank Credit Card Issuance Trust
  Series 2005-B1, Class B1
    4.400%                          09/15/10         1,200           1,188,938
GMAC Mortgage Corp. Loan Trust
  Series 2005-HE2, Class A1
    3.910%                          11/25/35         2,565           2,566,655
Providian Gateway Master Trust
  Series 2004-DA 144A, Class A f
    3.350%                          09/15/11         1,600           1,562,000
Structured Asset Investment Loan
  Trust Series 2003-BC4, Class 2A2
    4.480%                          05/25/33           330             329,862
Structured Asset Investment Loan
  Trust Series 2004-5A 144A, Class
  A f,g
    4.500%                          06/27/34           182             181,352
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
    4.430%                          12/25/33           486             483,612
Structured Asset Securities Corp.
  Series 2005-4XS, Class 3A2
    4.270%                          03/25/35         1,239           1,234,160
Volkswagen Auto Lease Trust Series
  2005-A, Class A4
    3.940%                          10/20/10         1,455           1,437,977
                                                                --------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $16,117,291)                                                15,970,770
                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 33.5%
Bear Stearns Commercial Mortgage
  Securities, Inc. Series 2005-T18,
  Class A4
    4.933%                          02/13/42         1,800           1,788,508
Countrywide Home Loans Series
  2003-J6, Class 1A1
    5.500%                          08/25/33         1,891           1,879,289


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                          11/12/31    $    1,046    $      1,054,755
DLJ Mortgage Acceptance Corp.
  Series 1996-M 144A, Class 1 f
    0.000%                          11/28/11            22              20,908
Federal Home Loan Mortgage Corp.
  Series 199, Class IO
    6.500%                          08/01/28           386              74,080
Federal Home Loan Mortgage Corp.
  Series 1848, Class PG
    7.000%                          05/15/26         3,600           3,771,060
Federal Home Loan Mortgage Corp.
  Series 2390, Class PW
    6.000%                          04/15/15         5,195           5,315,518
Federal Home Loan Mortgage Corp.
  Series 2443, Class TD
    6.500%                          10/15/30           270             270,600
Federal Home Loan Mortgage Corp.
  Series 2760, Class GC
    3.500%                          02/15/11         1,017           1,010,003
Federal Home Loan Mortgage Corp.
  Series 2770, Class LA
    4.500%                          04/15/33         1,682           1,627,270
Federal Home Loan Mortgage Corp.
  Series 2835, Class HB
    5.500%                          08/15/24         1,850           1,866,073
Federal Home Loan Mortgage Corp.
  Series 2886, Class CK
    5.000%                          11/15/19         1,070           1,063,554
Federal National Mortgage
  Association Series 1993-197,
  Class SB
   10.577%                          10/25/08           453             473,188
Federal National Mortgage
  Association Series 1997-20,
  Class IO
    1.840%                          03/25/27         3,403             191,258
Federal National Mortgage
  Association Series 1998-T1,
  Class A
6,832.511%                          12/28/28             0                  40
Federal National Mortgage
  Association Series 2000-M1,
  Class B
    7.424%                          11/17/18           125             126,790
Federal National Mortgage
  Association Series 2002-73,
  Class OE
    5.000%                          11/25/17         5,522           5,507,597
Federal National Mortgage
  Association Series 2003-35,
  Class BC
    5.000%                          05/25/18         1,875           1,872,171
GMAC Mortgage Corp. Loan Trust
  Series 2005-AR3, Class 3A3
    4.895%                          06/19/35         1,654           1,652,370
Government National Mortgage
  Association Series 2004-45,
  Class A
    4.020%                          12/16/21         2,827           2,775,990

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Government National Mortgage
  Association Series 2004-84, Class
  XC IO
    0.498%                          09/16/44    $   31,311    $      2,064,444
Government National Mortgage
  Association Series 2004-108,
  Class C
    5.039%                          12/16/32         1,320           1,316,928
LB-UBS Commercial Mortgage Trust
  Series 2000-C4, Class A1
    7.180%                          09/15/19           817             838,713
LB-UBS Commercial Mortgage Trust
  Series 2001-C2, Class A1
    6.270%                          06/15/20           550             568,365
LB-UBS Commercial Mortgage Trust
  Series 2005-C5, Class A3
    4.964%                          09/15/40         1,658           1,660,027
Master Alternative Loans Trust
  Series 2004-13, Class 8A1
    5.500%                          01/25/25         1,035           1,041,482
Master Asset Securitization Trust
  Series 2003-7, Class 4A33
    5.250%                          09/25/33         2,000           1,958,761
Morgan Stanley Capital I Series
  1998-WF2, Class A2
    6.540%                          07/15/30         2,498           2,595,655
Morgan Stanley Capital I Series
  2005-T17, Class A5
    4.780%                          12/13/41           925             911,697
PNC Mortgage Securities Corp.
  Series 1999-2, Class 5X IO
    6.250%                          02/25/14            78                 477
Residential Accredit Loans, Inc.
  Series 2003-QS14, Class A1
    5.000%                          07/25/18         1,991           1,990,056
Structured Adjustable Rate Mortgage
  Loan Trust Series 2004-14, Class
  1A
    5.105%                          10/25/34         2,543           2,552,584
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                          06/15/28         2,374             211,085
Structured Asset Securities Corp.
  Series 2003-34A, Class 6A
    5.125%                          11/25/33         1,226           1,220,441
Structured Asset Securities Corp.
  Series 2005-2XS, Class 2A2
    5.150%                          02/25/35         1,509           1,503,752
Structured Asset Securities Corp.
  Series 2005-15, Class 4A1
    6.000%                          08/25/35         1,816           1,831,621
Washington Mutual Mortgage
  Securities Corp. Series 2002-S8,
  Class 2A7
    5.250%                          01/25/18           824             824,868


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Wells Fargo Mortgage-Backed
  Securities Trust Series 2004-7,
  Class 2A2
    5.000%                          07/25/19    $    2,388    $      2,370,533
WMALT Mortgage Pass-Through
  Certificates Series 2005-4, Class
  CB7
    5.500%                          06/25/35         1,825           1,817,248
WMALT Mortgage Pass-Through
  Certificates Series 2005-6, Class
  2A7
    5.500%                          08/25/35         1,830           1,835,415
                                                                --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $62,528,231)                                                61,455,174
                                                                --------------
MORTGAGE - BACKED SECURITIES -- 15.7%
Federal National Mortgage
  Association Pool #250888
    7.000%                          04/01/12            92              96,358
Federal National Mortgage
  Association Pool #255917
    5.000%                          09/01/15         2,377           2,387,355
Federal National Mortgage
  Association Pool #359740
    7.000%                          10/01/26            12              12,372
Federal National Mortgage
  Association Pool #364248
    7.000%                          01/01/27            63              66,491
Federal National Mortgage
  Association Pool #695910
    5.000%                          05/01/18         1,320           1,319,324
Federal National Mortgage
  Association Pool #725232
    5.000%                          03/01/34         4,648           4,562,351
Federal National Mortgage
  Association Pool #744361
    5.500%                          10/01/33         1,042           1,042,700
Federal National Mortgage
  Association Pool #756294
    5.500%                          12/01/33         1,872           1,873,766
Federal National Mortgage
  Association Pool #759299
    5.500%                          01/01/34         2,931           2,933,274
Federal National Mortgage
  Association Pool #779482
    5.500%                          06/01/34         4,097           4,098,742
Federal National Mortgage
  Association Pool #780020
    6.000%                          05/01/34         2,951           3,002,107
Federal National Mortgage
  Association Pool #804292
    5.000%                          11/01/34         1,048           1,028,137
Federal National Mortgage
  Association Pool #810426
    6.000%                          03/01/35         1,277           1,299,338

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Federal National Mortgage
  Association Pool #821954
    5.500%                          06/01/35    $    1,592    $      1,592,488
Federal National Mortgage
  Association Pool #821994
    5.500%                          07/01/35         1,562           1,562,348
Government National Mortgage
  Association Pool #442138
    8.000%                          11/15/26           176             189,103
Government National Mortgage
  Association Pool #555127
    7.000%                          09/15/31           154             162,457
Government National Mortgage
  Association Pool #780167
    7.000%                          12/15/24           594             628,421
Government National Mortgage
  Association Pool #781040
    7.500%                          11/15/17           889             944,327
                                                                --------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $28,931,480)                                                28,801,459
                                                                --------------
CORPORATE BONDS -- 24.8%
ELECTRIC -- 0.1%
Consolidated Edison Co. of New York
    5.700%                          02/01/34           225             234,918
                                                                --------------
FINANCE - BANK -- 5.0%
Capital One Financial Co.
    5.500%                          06/01/15         1,510           1,521,680
Citigroup, Inc.
    6.500%                          01/18/11           220             237,461
European Investment Bank
    2.375%                          06/15/07           780             755,875
First Union Institutional Capital I
    8.040%                          12/01/26           310             331,746
Manufacturers & Traders Trust Co.
    8.000%                          10/01/10         1,000           1,149,282
Marshall & Ilsley Corp.
    4.375%                          08/01/09         2,000           1,979,044
Royal Bank of Scotland Group P.L.C.
    5.000%                          10/01/14         1,560           1,571,775
Washington Mutual Bank F.A.
    5.125%                          01/15/15         1,630           1,616,477
                                                                --------------
                                                                     9,163,340
                                                                --------------
FINANCE - NON-BANK -- 7.0%
Allstate Life Global Funding Trust
    3.850%                          01/25/08           460             451,743
American Express Credit Corp.
    3.000%                          05/16/08           990             954,317
Associates Corp. N.A.
    6.950%                          11/01/18           420             491,438
CIT Group, Inc.
    5.000%                          02/13/14           450             446,052


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Countrywide Home Loan, Inc.
    4.125%                          09/15/09    $    1,125    $      1,093,519
EOP Operating L.P.
    7.750%                          11/15/07         1,570           1,662,876
Ford Motor Credit Corp.
    5.800%                          01/12/09         1,175           1,097,164
General Electric Capital Corp.
    5.000%                          06/15/07           700             706,269
Goldman Sachs Capital I, Inc.
    6.345%                          02/15/34         1,000           1,045,423
Lehman Brothers Holdings, Inc.
    4.000%                          01/22/08           350             345,463
    7.000%                          02/01/08           220             231,077
MetLife, Inc.
    5.700%                          06/15/35           500             498,810
Morgan Stanley
    4.000%                          01/15/10         1,000             968,732
Simon Property Group L.P.
    5.375%                          08/28/08           740             752,670
SLM Corp.
    5.375%                          05/15/14         1,000           1,025,229
Textron Financial Corp.
    5.875%                          06/01/07         1,065           1,084,890
                                                                --------------
                                                                    12,855,672
                                                                --------------
INDUSTRIAL -- 6.5%
Boeing Capital Corp.
    6.500%                          02/15/12           205             223,686
Boeing Co.
    8.750%                          09/15/31           590             854,899
Centex Corp.
    4.550%                          11/01/10         1,500           1,451,871
Comcast Corp.
    5.300%                          01/15/14            19              18,982
    4.950%                          06/15/16           635             609,324
DaimlerChrysler N.A. Holding Corp.
    4.875%                          06/15/10         1,380           1,353,826
Diageo Capital P.L.C.
    4.375%                          05/03/10           325             320,046
First Data Corp.
    4.850%                          10/01/14           615             609,469
Genentech, Inc. Series 144A f
    5.250%                          07/15/35           900             870,346
General Mills, Inc.
    6.000%                          02/15/12           826             876,009
H.J. Heinz Co.
    6.000%                          03/15/08         1,790           1,836,195
Harrahs Operating Co., Inc. Series
  144A f
    5.625%                          06/01/15         1,045           1,034,948
John Deere Capital Corp.
    5.100%                          01/15/13           645             653,681
Kroger Co.
    6.800%                          04/01/11           500             533,477

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Procter & Gamble Co. - Guaranteed
  ESOP Debentures Series A
    9.360%                          01/01/21    $      500    $        663,042
                                                                --------------
                                                                    11,909,801
                                                                --------------
OIL -- 2.1%
Burlington Resources Finance Co.
    6.500%                          12/01/11         1,000           1,085,621
Conoco Funding Co.
    6.350%                          10/15/11           215             233,470
Conoco, Inc.
    6.950%                          04/15/29         1,335           1,630,221
Marathon Oil Corp.
    5.375%                          06/01/07         1,000           1,011,275
                                                                --------------
                                                                     3,960,587
                                                                --------------
TELEPHONES -- 3.6%
BellSouth Corp.
    6.000%                          11/15/34         1,800           1,813,739
France Telecom S.A.
    8.000%                          03/01/11         1,100           1,250,414
Verizon Global Funding Corp.
    6.125%                          06/15/07         1,480           1,518,455
Verizon Wireless Capital, L.L.C.
    5.375%                          12/15/06         1,000           1,009,995
Vodafone Group P.L.C.
    7.750%                          02/15/10           860             960,156
                                                                --------------
                                                                     6,552,759
                                                                --------------
TRANSPORTATION -- 0.5%
Burlington Northern Santa Fe Corp.
    7.950%                          08/15/30           700             922,129
Federal Express Corp.
    6.720%                          01/15/22             2               2,566
                                                                --------------
                                                                       924,695
                                                                --------------
TOTAL CORPORATE BONDS
  (Cost $44,997,112)                                                45,601,772
                                                                --------------
U.S. TREASURY OBLIGATIONS -- 12.9%
U.S. TREASURY BONDS -- 6.4%
    8.750% a                        08/15/20         5,068           7,336,528
    8.000%                          11/15/21           650             899,997
    7.625%                          02/15/25           810           1,118,465
    5.500% a                        08/15/28         2,200           2,472,595
                                                                --------------
                                                                    11,827,585
                                                                --------------
U.S. TREASURY NOTES -- 5.2%
    3.500% a                        08/15/09         4,185           4,080,542
    4.875% a                        02/15/12         5,200           5,376,925
    4.250%                          08/15/14           140             139,169
                                                                --------------
                                                                     9,596,636
                                                                --------------
U.S. TREASURY STRIPS -- 1.3%
    0.000%                          11/15/27         6,386           2,300,518
                                                                --------------


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $23,626,551)                                                23,724,739
                                                                --------------

                                                  Shares
                                                ----------
TEMPORARY INVESTMENTS -- 2.9%
Goldman Sachs Financial Square
  Money Market Portfolio                         2,381,256    $      2,381,256
JPMorgan Prime Money Market Fund                 2,865,978           2,865,978
                                                                --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $5,247,234)                                                  5,247,234
                                                                --------------

    Coupon                                         Par
     Rate                           Maturity      (000)
  ---------                        ---------    ----------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 10.0%
VARIABLE RATE OBLIGATIONS -- 10.0%
Bank of America N.A.
    4.017%                          12/31/14    $    3,659           3,658,652
Merrill Lynch & Co., Inc. Master
  Notes
    4.037%                          10/04/05        14,634          14,634,146
                                                                --------------
sTOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $18,292,798)                                                18,292,798
                                                                --------------

TOTAL INVESTMENTS -- 109.4%
  (Cost $201,357,491)                                              200,680,262
                                                                --------------

OTHER ASSETS AND LIABILITIES -- (9.4%)
Interest receivable and other assets                                 1,352,328
Receivable for securities sold                                         185,828
Receivable for capital stock sold                                        3,058
Payable upon return of collateral on securities
loaned                                                             (18,292,798)
Payable for securities purchased                                      (140,699)
Payable for capital stock redeemed                                      (4,114)
Dividends payable                                                     (221,156)
Accrued expenses                                                       (88,823)
                                                                --------------

                                                                   (17,206,376)
                                                                --------------

NET ASSETS -- 100.0%                                          $    183,473,886
                                                                ==============
----------------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                    $201,358,453
                         ============
Gross Appreciation       $  1,893,470
Gross Depreciation         (2,571,661)
                         ------------
Net Depreciation         $   (678,191)
                         ============

+       See Note 1.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

a       Total or partial security on loan.  At September 30,
        2005, the total market value of the portfolio's securities on loan is $17,795,453, and the total market value of the collateral held by the portfolio is $18,292,798.
f,g     Security exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
IO      -- Interest Only Security.

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
CORPORATE BONDS -- 96.8%
AEROSPACE & DEFENSE -- 1.6%
Aviall, Inc.
    7.625%                          07/01/11    $      165    $        170,775
Gencorp, Inc.
    9.500%                          08/15/13           423             465,829
L-3 Communications Corp.
    5.875%                          01/15/15           600             583,500
                                                                --------------
                                                                     1,220,104
                                                                --------------
ALCOHOLIC BEVERAGES -- 0.0%
Constellation Brands, Inc. Series B
    8.125%                          01/15/12            25              26,531
                                                                --------------
AUTO COMPONENTS -- 1.6%
Commercial Vehicle Group, Inc.
  Series 144A f
    8.000%                          07/01/13           220             222,200
Goodyear Tire & Rubber Co. Series
  144A f
    9.000%                          07/01/15           435             430,650
Navistar International Corp.
    7.500%                          06/15/11           455             461,825
    6.250%                          03/01/12           150             143,250
                                                                --------------
                                                                     1,257,925
                                                                --------------
AUTOMOBILES -- 1.4%
Adesa, Inc.
    7.625%                          06/15/12            62              62,310
General Motors Acceptance Corp.
    6.875%                          08/28/12           575             515,282
United Auto Group, Inc.
    9.625%                          03/15/12           443             462,935
                                                                --------------
                                                                     1,040,527
                                                                --------------
CASINOS -- 3.6%
Boyd Gaming Corp.
    7.750%                          12/15/12           110             116,187
    6.750%                          04/15/14           250             252,188
Kerzner International Series 144A f
    6.750%                          10/01/15           660             642,675
Las Vegas Sands Corp. a
    6.375%                          02/15/15           400             388,000
MGM Mirage, Inc.
    6.750%                          09/01/12           495             505,519
MGM Mirage, Inc. Series 144A f
    6.625%                          07/15/15           255             253,406
Station Casinos, Inc.
    6.500%                          02/01/14           150             150,750
    6.875%                          03/01/16           457             465,569
                                                                --------------
                                                                     2,774,294
                                                                --------------
CHEMICALS -- 4.7%
Airgas, Inc.
    6.250%                          07/15/14           170             172,550
Ethyl Corp.
    8.875%                          05/01/10           450             474,187
Georgia Gulf Corp.
    7.125%                          12/15/13           575             589,375


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
CORPORATE BONDS (CONTINUED)
CHEMICALS (CONTINUED)
Hercules, Inc.
    6.750%                          10/15/29    $      660    $        650,100
Lyondell Chemical Co.
   10.500%                          06/01/13           625             709,375
Methanex Corp.
    6.000%                          08/15/15           350             342,266
NOVA Chemicals Corp.
    6.500%                          01/15/12           650             634,563
                                                                --------------
                                                                     3,572,416
                                                                --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.8%
Ashtead Holdings, P.L.C. Series
  144A f
    8.625%                          08/01/15           175             184,844
CHC Helicopter Corp.
    7.375%                          05/01/14           600             618,000
CP Ships, Ltd.
   10.375%                          07/15/12            65              74,100
Iron Mountain, Inc.
    7.750%                          01/15/15           375             382,500
    6.625%                          01/01/16           250             236,250
Mac-Gray Corp. Series 144A f
    7.625%                          08/15/15           355             363,875
Mobile Mini, Inc.
    9.500%                          07/01/13           500             555,000
OMI Corp.
    7.625%                          12/01/13           500             520,000
Overseas Shipholding Group
    8.250%                          03/15/13           625             675,000
United Rentals N.A., Inc. a
    7.750%                          11/15/13           275             266,750
    7.000%                          02/15/14            50              46,625
Vertrue, Inc.
    9.250%                          04/01/14           490             492,450
                                                                --------------
                                                                     4,415,394
                                                                --------------
CONSTRUCTION & ENGINEERING -- 4.2%
Beazer Homes USA, Inc. Series 144A f
    6.875%                          07/15/15           550             536,250
K. Hovnanian Enterprises
    6.000%                          01/15/10           139             133,903
    7.750%                          05/15/13           100             102,375
M/I Homes, Inc.
    6.875%                          04/01/12           490             460,600
Meritage Homes Corp.
    6.250%                          03/15/15           600             552,000
Standard Pacific Corp.
    6.250%                          04/01/14           500             465,625
Technical Olympic USA, Inc.
    7.500%                          03/15/11           475             447,688
William Lyon Homes, Inc.
    7.500%                          02/15/14           550             514,250
                                                                --------------
                                                                     3,212,691
                                                                --------------

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
CORPORATE BONDS (CONTINUED)
CONSTRUCTION MATERIALS -- 1.2%
Texas Industries, Inc. Series 144A f
    7.250%                          07/15/13    $      197    $        205,865
U.S. Concrete, Inc.
    8.375%                          04/01/14           675             681,750
                                                                --------------
                                                                       887,615
                                                                --------------
CONTAINERS & PACKAGING -- 1.5%
Greif, Inc.
    8.875%                          08/01/12           575             619,562
Jefferson Smurfit Corp.
    7.500%                          06/01/13           560             506,800
                                                                --------------
                                                                     1,126,362
                                                                --------------
DIVERSIFIED FINANCIALS -- 0.4%
Western Financial Bank
    9.625%                          05/15/12           250             287,500
                                                                --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.4%
AT&T Corp.
    9.050%                          11/15/11           308             348,425
Citizens Communications Co.
    9.250%                          05/15/11           500             551,250
    6.250%                          01/15/13           175             168,875
GCI, Inc.
    7.250%                          02/15/14           485             471,662
Syniverse Technologies, Inc. Series
  144A f
    7.750%                          08/15/13           280             283,500
                                                                --------------
                                                                     1,823,712
                                                                --------------
ELECTRIC UTILITIES -- 0.1%
Sierra Pacific Resources Series
  144A f
    6.750%                          08/15/17            45              45,337
                                                                --------------
ENERGY EQUIPMENT & SERVICES -- 1.6%
GulfMark Offshore, Inc.
    7.750%                          07/15/14           525             560,437
Hanover Compressor Co.
    9.000%                          06/01/14           575             641,844
                                                                --------------
                                                                     1,202,281
                                                                --------------
FINANCIAL SERVICES -- 0.8%
FTI Consulting, Inc. Series 144A f
    7.625%                          06/15/13           565             579,125
                                                                --------------
FOOD & DRUG RETAILING -- 1.8%
Ingles Markets, Inc.
    8.875%                          12/01/11           575             583,625
Jean Coutu Group (PJC), Inc.
    7.625%                          08/01/12           225             230,062
    8.500% a                        08/01/14           450             450,000
NBTY, Inc. Series 144A f
    7.125%                          10/01/15           120             118,200
                                                                --------------
                                                                     1,381,887
                                                                --------------
FOOD PRODUCTS -- 5.4%
Chiquita Brands International, Inc.
    7.500%                          11/01/14           700             663,250


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
CORPORATE BONDS (CONTINUED)
FOOD PRODUCTS (CONTINUED)
Del Monte Corp.
    8.625%                          12/15/12    $      650    $        702,000
Gold Kist, Inc.
   10.250%                          03/15/14           570             646,950
O'Charley's, Inc.
    9.000%                          11/01/13           660             702,900
Pilgrims Pride Corp.
    9.250%                          11/15/13           650             718,250
Smithfield Foods, Inc. Series B
    7.750%                          05/15/13           625             659,375
                                                                --------------
                                                                     4,092,725
                                                                --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Fisher Scientific International,
  Inc. Series 144A f
    6.125%                          07/01/15           422             425,165
Inverness Medical Innovations, Inc.
    8.750%                          02/15/12           390             397,800
Rotech Healthcare, Inc.
    9.500%                          04/01/12           475             510,625
                                                                --------------
                                                                     1,333,590
                                                                --------------
HEALTH CARE PROVIDERS & SERVICES -- 4.3%
Chemed Corp.
    8.750%                          02/24/11           250             271,250
NDCHealth Corp.
   10.500%                          12/01/12           600             690,000
Psychiatric Solutions, Inc. Series
  144A f
    7.750%                          07/15/15           350             363,125
Res-Care, Inc. Series 144A f
    7.750%                          10/15/13           253             255,530
Service Corp. International Series
  144A f
    7.000%                          06/15/17           265             268,975
Stewart Enterprises Series 144A f
    6.250%                          02/15/13           639             610,245
Tenet Healthcare Corp.
    9.875%                          07/01/14           190             199,500
Triad Hospitals, Inc.
    7.000%                          05/15/12           450             464,625
    7.000%                          11/15/13           200             203,500
                                                                --------------
                                                                     3,326,750
                                                                --------------
HOTELS, RESTAURANTS & LEISURE -- 4.5%
Carmike Cinemas, Inc. a
    7.500%                          02/15/14           490             427,525
Felcor Lodging L. P.
    9.000%                          06/01/11           600             655,500
Gaylord Entertainment Co.
    8.000%                          11/15/13           475             501,125
    6.750%                          11/15/14           115             111,838
Host Marriott L. P.
    7.000%                          08/15/12           295             300,531
    7.125%                          11/01/13           145             148,806
    6.375%                          03/15/15           260             253,500

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
CORPORATE BONDS (CONTINUED)
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
Intrawest Corp.
    7.500%                          10/15/13    $      700    $        720,125
Landry's Restaurants, Inc.
    7.500%                          12/15/14           247             235,885
Royal Caribbean Cruises, Ltd.
    6.875%                          12/01/13           100             104,250
                                                                --------------
                                                                     3,459,085
                                                                --------------
HOUSEHOLD DURABLES -- 0.6%
Jacuzzi Brands, Inc.
    9.625%                          07/01/10           430             457,950
                                                                --------------
HOUSEHOLD PRODUCTS -- 1.6%
Alltrista Corp.
    9.750%                          05/01/12           575             615,250
Rayovac Corp.
    8.500%                          10/01/13           500             485,000
Spectrum Brands, Inc.
    7.375%                          02/01/15           137             123,985
                                                                --------------
                                                                     1,224,235
                                                                --------------
INDUSTRIAL CONGLOMERATES -- 0.9%
Trinity Industries, Inc.
    6.500%                          03/15/14           675             668,250
                                                                --------------
IT CONSULTING & SERVICES -- 0.6%
Unisys Corp.
    8.000%                          10/15/12           500             493,750
                                                                --------------
MACHINERY -- 2.1%
Case New Holland, Inc
    9.250%                          08/01/11           340             361,250
Columbus McKinnon Corp. Series
  144A f
    8.875%                          11/01/13           350             355,250
JLG Industries, Inc. a
    8.375%                          06/15/12           450             479,250
Westinghouse Air Brake Technologies
  Corp.
    6.875%                          07/31/13           375             386,719
                                                                --------------
                                                                     1,582,469
                                                                --------------
MEDIA -- 6.0%
CanWest Media, Inc.
    8.000%                          09/15/12           645             687,731
Corus Entertainment, Inc.
    8.750%                          03/01/12           250             269,062
DirecTV Holdings/Finance Notes
  Series 144A f
    6.375%                          06/15/15           545             543,638
Echostar DBS Corp.
    6.625%                          10/01/14           750             746,250
Fisher Communications, Inc.
    8.625%                          09/15/14           675             723,938
Imax Corp.
    9.625%                          12/01/10           275             295,625
Lamar Media Corp. Series 144A f
    6.625%                          08/15/15           270             276,075


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
CORPORATE BONDS (CONTINUED)
MEDIA (CONTINUED)
R.H. Donnelley Corp.
    6.875%                          01/15/13    $      392    $        373,380
Radio One, Inc. Series 144A f
    6.375%                          02/15/13           245             242,550
Reader's Digest Association, Inc.
    6.500%                          03/01/11           100             102,000
Salem Communications Corp.
    7.750%                          12/15/10           300             313,875
                                                                --------------
                                                                     4,574,124
                                                                --------------
METALS & MINING -- 2.2%
Arch Western Finance, L.L.C.
    6.750%                          07/01/13           515             527,875
Century Aluminum Co.
    7.500%                          08/15/14            90              93,150
IPSCO, Inc.
    8.750%                          06/01/13           250             277,500
Russel Metals, Inc.
    6.375%                          03/01/14           250             245,000
Steel Dynamics, Inc.
    9.500%                          03/15/09           510             544,425
                                                                --------------
                                                                     1,687,950
                                                                --------------
MULTI-UTILITIES -- 0.2%
Williams Cos., Inc. Series 144A f
    6.375%                          10/01/10           125             124,688
                                                                --------------
MULTILINE RETAIL -- 2.5%
Central Garden & Pet Co.
    9.125%                          02/01/13           500             537,500
Couche-Tard Financing Corp.
    7.500%                          12/15/13           685             708,975
Rent-A-Center, Inc. Series B
    7.500%                          05/01/10           675             645,469
                                                                --------------
                                                                     1,891,944
                                                                --------------
OFFICE ELECTRONICS -- 0.6%
IKON Office Solutions, Inc. Series
  144A f
    7.750%                          09/15/15           500             493,750
                                                                --------------
OIL & GAS -- 10.0%
Chesapeake Energy Corp.
    6.250%                          01/15/18           636             626,460
Compton Petroleum Corp.
    9.900%                          05/15/09           500             537,500
Comstock Resources, Inc.
    6.875%                          03/01/12           500             506,250
Denbury Resources, Inc.
    7.500%                          04/01/13           700             738,500
Encore Acquisition Co. Series 144A f
    6.000%                          07/15/15           615             602,700
Energy Partners, Ltd.
    8.750%                          08/01/10           310             325,500
Ferrellgas Partners L.P.
    8.750%                          06/15/12           593             604,860

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
Grant Prideco, Inc. Series 144A f
    6.125%                          08/15/15    $       40    $         40,600
Houston Exploration Co.
    7.000%                          06/15/13           510             522,750
Inergy L. P. Series 144A f
    6.875%                          12/15/14           532             510,720
Pacific Energy Partners L. P.
    7.125%                          06/15/14           615             641,137
Stone Energy Corp.
    8.250%                          12/15/11           600             633,000
Suburban Propane Partners
    6.875%                          12/15/13           750             686,250
Western Oil Sands, Inc.
    8.375%                          05/01/12           150             173,063
Whiting Petroleum Corp.
    7.250%                          05/01/12           450             460,125
                                                                --------------
                                                                     7,609,415
                                                                --------------
PAPER & FOREST PRODUCTS -- 3.8%
Abitibi-Consolidated, Inc.
    8.550%                          08/01/10           500             511,250
    7.750%                          06/15/11           150             148,500
Bowater, Inc.
    7.950%                          11/15/11           650             658,125
Cascades, Inc.
    7.250%                          02/15/13           525             513,188
Longview Fibre Co.
   10.000%                          01/15/09           575             609,500
Norske Skog Canada, Ltd.
    8.625%                          06/15/11           500             505,000
                                                                --------------
                                                                     2,945,563
                                                                --------------
PERSONAL PRODUCTS -- 0.7%
Elizabeth Arden, Inc.
    7.750%                          01/15/14           500             511,250
                                                                --------------
PHARMACEUTICALS -- 0.8%
Mylan Laboratories, Inc. Series
  144A f
    6.375%                          08/15/15           600             603,750
                                                                --------------
REAL ESTATE -- 7.1%
AMR Real Estate
    8.125%                          06/01/12           700             738,500
Cornell Cos., Inc.
   10.750%                          07/01/12           450             465,750
Corrections Corp. of America
    7.500%                          05/01/11           500             518,125
    6.250%                          03/15/13            30              29,850
Crescent Real Estate Equities L. P.
    9.250%                          04/15/09           575             614,531
Forest City Enterprises, Inc.
    7.625%                          06/01/15           325             346,125
    6.500%                          02/01/17           345             343,275
OMEGA Healthcare Investors, Inc.
    7.000%                          04/01/14           750             761,250


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
CORPORATE BONDS (CONTINUED)
REAL ESTATE (CONTINUED)
Senior Housing Properties Trust
    7.875%                          04/15/15    $      600    $        642,000
Trustreet Properties, Inc.
    7.500%                          04/01/15           391             401,753
Ventas Realty L.P. / Ventas Capital
  Corp.
    9.000%                          05/01/12           525             598,500
                                                                --------------
                                                                     5,459,659
                                                                --------------
SPECIALTY RETAIL -- 3.2%
Brown Shoe Co., Inc.
    8.750%                          05/01/12           379             401,740
CSK Auto Corp.
    7.000%                          01/15/14           265             249,100
GSC Holdings Corp. Series 144A f
    8.000%                          10/01/12           320             320,000
Payless Shoesource, Inc.
    8.250%                          08/01/13           750             770,625
Pep Boys-Manny, Moe & Jack
    7.500%                          12/15/14            80              74,800
Steinway Musical Instruments, Inc.
    8.750%                          04/15/11           610             646,600
                                                                --------------
                                                                     2,462,865
                                                                --------------
TEXTILES & APPAREL -- 3.0%
Oxford Industries, Inc.
    8.875%                          06/01/11           555             579,975
Perry Ellis International, Inc.
  Series B
    8.875%                          09/15/13           325             334,750
Phillips-Van Heusen Corp.
    7.250%                          02/15/11           350             353,500
Russell Corp.
    9.250%                          05/01/10           425             431,375
Warnaco, Inc.
    8.875%                          06/15/13           550             596,750
                                                                --------------
                                                                     2,296,350
                                                                --------------
TOBACCO -- 1.4%
Alliance One International Series
  144A f
   11.000%                          05/15/12           420             400,050
R.J. Reynolds Tobacco Holding, Inc.
    7.250%                          06/01/12           625             643,750
                                                                --------------
                                                                     1,043,800
                                                                --------------
TRANSPORTATION INFRASTRUCTURE -- 0.9%
Greenbrier Cos., Inc.
    8.375%                          05/15/15           685             715,825
                                                                --------------
TOTAL CORPORATE BONDS
  (Cost $73,805,987)                                                73,913,438
                                                                --------------

                                                  Shares
                                                ----------
TEMPORARY INVESTMENTS -- 1.6%
AIM Short-Term Investment Co.
  Liquid Assets Prime Portfolio                    865,121             865,121

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares            Value+
                                                ----------      --------------
TEMPORARY INVESTMENTS (CONTINUED)
Dreyfus Cash Management Plus
  #719                                             332,303    $        332,303
                                                                --------------

TOTAL TEMPORARY INVESTMENTS
  (Cost $1,197,424)                                                  1,197,424
                                                                --------------

    Coupon                                         Par
     Rate                           Maturity      (000)
  ---------                        ---------    ----------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 3.2%
TIME DEPOSITS -- 2.2%
Chase Manhattan Bank
    3.875%                          10/03/05    $      655             654,989
Societe Generale
    3.937%                          10/03/05           362             362,138
Wells Fargo & Co.
    3.875%                          10/03/05           655             654,989
                                                                --------------
                                                                     1,672,116
                                                                --------------
VARIABLE RATE OBLIGATIONS -- 1.0%
Bank of America N.A.
    4.017%                          12/31/14           802             802,354
                                                                --------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $2,474,470)                                                  2,474,470
                                                                --------------

TOTAL INVESTMENTS -- 101.6%
  (Cost $77,477,881)                                                77,585,332
                                                                --------------

OTHER ASSETS AND LIABILITIES -- (1.6%)
Interest receivable and other assets                                 1,558,357
Payable upon return of collateral on securities loaned              (2,474,470)
Payable for securities purchased                                      (251,130)
Payable for capital stock redeemed                                      (1,838)
Dividends payable                                                      (14,784)
Accrued expenses                                                       (36,094)
                                                                --------------

                                                                    (1,219,959)
                                                                --------------

NET ASSETS -- 100.0%                                          $     76,365,373
                                                                ==============
--------------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                    $77,477,881
                         ===========
Gross Appreciation       $ 1,127,426
Gross Depreciation        (1,019,975)
                         -----------
Net Appreciation         $   107,451
                         ===========

+       See Note 1.
a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $2,405,990, and the total market value of the collateral held by the portfolio is $2,474,470.
f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
AGENCY OBLIGATIONS -- 34.8%
AID-Israel
    5.500%                          09/18/23    $    1,500    $      1,605,866
AID-Peru
    9.980%                          08/01/08         1,020           1,087,447
Federal Home Loan Bank
    3.650%                          10/05/05         2,000           1,999,189
Federal National Mortgage
  Association
    5.250%                          04/15/07           750             759,720
    6.250%                          02/01/11           750             802,400
    6.000%                          05/15/11         1,000           1,071,108
Rowan Cos., Inc.
    6.150%                          07/01/10         1,833           1,900,911
Small Business Administration
  Participation Certificates Series
  1997-10C, Class 1
    6.950%                          05/01/07           190             191,593
                                                                --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $9,116,469)                                                  9,418,234
                                                                --------------
ASSET - BACKED SECURITIES -- 8.2%
AESOP Funding II, L.L.C.  Series
  2002-1A, Class A1
    3.850%                          10/20/06           250             250,180
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%                          11/16/09           210             220,112
Contimortgage Home Equity Loan
  Trust Series 1997-4, Class A7
    6.630%                          09/15/16           295             294,122
MBNA Credit Card Master Note Trust
  Series 2005-A7, Class A7
    4.300%                          02/15/11         1,480           1,470,519
                                                                --------------

TOTAL ASSET - BACKED SECURITIES
  (Cost $2,256,285)                                                  2,234,933
                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 33.2%
Federal Home Loan Mortgage Corp.
  Series 202, Class IO
    6.500%                          04/01/29           152              29,540
Federal National Mortgage
  Association Series 1997-20,
  Class IO
    1.840%                          03/25/27         1,413              79,432
Federal National Mortgage
  Association Series 1998-T1,
  Class A
    6,832.511%                      12/28/28             0                  77
Federal National Mortgage
  Association Series 2000-M1,
  Class B
    7.424%                          11/17/18           278             282,481
Federal National Mortgage
  Association Series 2001-T2,
  Class A
    5.780%                          11/25/10         1,855           1,894,105
Federal National Mortgage
  Association Series 2002-73,
  Class OE
    5.000%                          11/25/17         1,200           1,196,870


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage
  Association Grantor Trust Series
  2002-T3, Class B
    5.763%                          12/25/11    $    2,000    $      2,111,219
Government National Mortgage
  Association Series 2001-12,
  Class A
    5.500%                          01/16/15           610             617,472
Government National Mortgage
  Association Series 2002-28,
  Class A
    4.776%                          02/16/18           441             443,736
Government National Mortgage
  Association Series 2003-5,
  Class A
    3.202%                          04/16/19         1,361           1,324,764
Government National Mortgage
  Association Series 2004-45,
  Class A
    4.020%                          12/16/21           942             925,330
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                          06/15/28           930              82,692
                                                                --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $9,423,305)                                                  8,987,718
                                                                --------------
MORTGAGE - BACKED SECURITIES -- 3.0%
Federal National Mortgage
  Association Pool #8217
   11.000%                          12/01/15           150             160,974
Government National Mortgage
  Association Pool #8720
    4.125%                          10/20/25            15              15,367
Government National Mortgage
  Association Pool #162989
    9.000%                          05/15/16             1                 948
Government National Mortgage
  Association Pool #227125
    9.000%                          07/15/17            12              13,131
Government National Mortgage
  Association Pool #346458
    8.000%                          03/15/23            17              17,888
Government National Mortgage
  Association Pool #352110
    7.000%                          08/15/23           163             171,885
Government National Mortgage
  Association Pool #442138
    8.000%                          11/15/26           143             153,212
Government National Mortgage
  Association Pool #780389
    9.000%                          08/15/09           255             267,253
                                                                --------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $765,393)                                                      800,658
                                                                --------------
U.S. TREASURY OBLIGATIONS -- 10.5%
U.S. TREASURY BONDS -- 4.0%
    8.750%                          08/15/20           750           1,085,714
                                                                --------------
U.S. TREASURY NOTES -- 4.9%
    4.250%                          08/15/14         1,320           1,312,163
                                                                --------------

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------



U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. TREASURY STRIPS -- 1.6%
    0.000%                          11/15/27    $    1,227    $        442,019
                                                                --------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,824,205)                                                  2,839,896
                                                                --------------

                                                  Shares
                                                ----------
TEMPORARY INVESTMENTS -- 9.7%
Goldman Sachs Financial Square
  Treasury Obligation Portfolio                  1,120,628           1,120,628
JPMorgan Prime Money Market Fund                 1,507,712           1,507,712
                                                                --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,628,340)                                                  2,628,340
                                                                --------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $27,013,997)                                                26,909,779
                                                                --------------
OTHER ASSETS AND LIABILITIES -- 0.6%
Interest receivable and other assets                                   192,976
Receivable for capital stock sold                                          342
Payable for capital stock redeemed                                      (5,152)
Dividends payable                                                       (8,428)
Accrued expenses                                                       (18,058)
                                                                --------------

                                                                       161,680
                                                                --------------

NET ASSETS -- 100.0%                                          $     27,071,459
                                                                ==============
--------------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis                    $27,025,672
                         ===========
Gross Appreciation       $   452,973
Gross Depreciation          (568,866)
                         -----------
Net Depreciation         $  (115,893)
                         ===========
+ See Note 1.
IO -- Interest Only Security.

                              HARRIS INSIGHT FUNDS
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                            STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS -- 98.4%
ALABAMA -- 2.7%
Alabama Drinking Water Finance
  Authority Revenue Bonds
  (Revolving Fund Loan) Series A
    5.000%                          08/15/14    $    2,875    $      3,071,535
Jefferson County, Alabama, Limited
  Obligation School Warrants
  Revenue Bonds Series A
    5.500%                          01/01/21         2,415           2,617,570
Marshall County, Alabama, Health
  Care Authority Revenue Bonds
  Series A
    6.250%                          01/01/22           770             829,198
                                                                --------------
                                                                     6,518,303
                                                                --------------
ARIZONA -- 8.1%
Glendale, Arizona, Water & Sewer
  Revenue Bonds
    5.500%                          07/01/08         2,700           2,866,563
    5.500%                          07/01/09         5,000           5,400,100
Phoenix, Arizona, Civic Improvement
  Corp. Wastewater Systems Revenue
  Bonds
    6.250%                          07/01/16         4,945           5,626,816
Surprise, Arizona, Municipal
  Property Corporate Excise Tax
  Revenue Bonds
    5.375%                          07/01/14         1,000           1,086,750
University of Arizona Certificates
  of Participation Series A
    4.125%                          06/01/07           750             763,260
    5.250%                          06/01/10         3,505           3,780,283
                                                                --------------
                                                                    19,523,772
                                                                --------------
CALIFORNIA -- 11.0%
California State Department of
  Water Resources Power Supply
  Revenue Bonds Series A
    5.500%                          05/01/08         2,500           2,643,050
    5.750%                          05/01/17         5,000           5,558,050
California State Economic Recovery
  General Obligation Bonds Series A
    5.000%                          07/01/16         5,000           5,306,500
Golden State Tobacco Securitization
  Corp. Tobacco Settlement Revenue
  Bonds Series A
    5.000%                          06/01/20         1,900           1,993,043
Lodi, California, Wastewater System
  Revenue Certificates of
  Participation Series A
    5.500%                          10/01/18         1,535           1,703,743
Los Angeles County, California,
  Unified School District General
  Obligation Bonds
    5.500%                          07/01/12         5,000           5,620,950


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Sacramento County, California,
  Sanitation District Financing
  Authority Revenue Bonds Series A
    6.000%                          12/01/20    $    3,450    $      3,502,233
                                                                --------------
                                                                    26,327,569
                                                                --------------
CONNECTICUT -- 1.2%
New Haven, Connecticut, General
  Obligation Bonds Series B
    5.500%                          11/01/12         2,550           2,795,641
                                                                --------------
DELAWARE -- 0.5%
Delaware River & Bay Authority
  Revenue Bonds Series A
    5.700%                          01/01/19         1,000           1,105,370
                                                                --------------
FLORIDA -- 0.5%
Miami-Dade County, Florida,
  Educational Facilities Authority
  Revenue Bonds Series A
    5.750%                          04/01/14         1,000           1,102,150
                                                                --------------
GEORGIA -- 2.8%
Atlanta, Georgia, Airport Revenue
  Bonds Series A
    5.875%                          01/01/17           750             826,035
College Park, Georgia, Business &
  Industrial Development Authority
  Revenue Bonds (Civic Center
  Project)
    5.500%                          09/01/09         1,855           2,010,412
Fayette County, Georgia, Public
  Facilities Authority Criminal
  Justice Center Revenue Bonds
    6.000%                          06/01/16         1,500           1,687,650
    6.250%                          06/01/17         1,000           1,135,810
Forsyth County, Georgia, Water &
  Sewer Authority Revenue Bonds
    6.250%                          04/01/18         1,000           1,131,220
                                                                --------------
                                                                     6,791,127
                                                                --------------
ILLINOIS -- 8.3%
Chicago, Illinois, General
  Obligation Bonds (Neighborhoods
  Alive 21)
    6.125%                          01/01/22         2,265           2,564,977
Cook County, Illinois, Glencoe
  School District No. 035 General
  Obligation Bonds
    5.750%                          12/01/16         1,210           1,348,823
Illinois Development Finance
  Authority Revenue Bonds (DePaul
  University) Series C
    5.625%                          10/01/20         1,000           1,095,580
Illinois Educational Facilities
  Authority Revenue Bonds
  (University of Chicago) Series A
    5.250%                          07/01/22         3,000           3,243,150

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Health Facilities
  Authority Revenue Bonds (Advocate
  Health Care Network)
    6.250%                          11/15/14    $    2,500    $      2,842,900
    6.375%                          11/15/15         1,580           1,805,924
Illinois Health Facilities
  Authority Revenue Bonds (Condell
  Medical Center)
    6.000%                          05/15/10         1,320           1,394,804
Illinois Health Facilities
  Authority Revenue Bonds (Elmhurst
  Memorial Healthcare)
    6.250%                          01/01/17         5,000           5,650,350
                                                                --------------
                                                                    19,946,508
                                                                --------------
INDIANA -- 3.3%
Anderson, Indiana, Economic
  Development Revenue Bonds
  (Anderson University Project)
    5.000%                          10/01/07         1,010           1,035,341
    5.000%                          10/01/08         1,015           1,044,760
Crown Point Indiana Muti-School
  Building Corp. Revenue Bonds
    5.000%                          07/15/25         1,000           1,052,070
Indiana University Revenue Bonds
  (Indiana University Facilities)
    5.250%                          11/15/17         1,055           1,161,587
Indiana University Revenue Bonds
  (Student Fee) Series M
    6.000%                          08/01/14         3,170           3,514,864
                                                                --------------
                                                                     7,808,622
                                                                --------------
KANSAS -- 0.9%
Kansas State Development Finance
  Authority Public Water Supply
  Revenue Bonds
    5.200%                          04/01/12         1,000           1,087,700
Olathe, Kansas, Health Facilities
  Revenue Bonds (Olathe Medical
  Center Project) Series A
    5.375%                          09/01/08         1,000           1,058,150
                                                                --------------
                                                                     2,145,850
                                                                --------------
KENTUCKY -- 0.2%
Hartford County, Kentucky, School
  District Financial Corp. School
  Building Revenue Bonds
    5.700%                          06/01/20           550             598,790
                                                                --------------
MASSACHUSETTS -- 10.8%
Lowell, Massachusetts, General
  Obligation Bonds
    6.000%                          02/15/14         1,160           1,299,270
    6.000%                          02/15/15         1,070           1,198,464
Massachusetts Health & Educational
  Facilities Authority Revenue
  Bonds Series C
    6.000%                          07/01/16         1,000           1,121,570


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
Massachusetts State General
  Obligation Bonds Series A
    5.000%                          03/01/20    $    5,000    $      5,360,200
Massachusetts State General
  Obligation Bonds Series B
    6.000%                          06/01/15         2,000           2,233,000
    6.000%                          06/01/16         5,000           5,571,100
Massachusetts State General
  Obligation Bonds Series C
    3.500%                          09/01/11           500             500,000
    3.500%                          09/01/12           400             396,844
    3.700%                          09/01/13           500             498,625
Massachusetts State School Building
  Authority Dedicated Sales Tax
  Revenue Bonds Series A
    5.000%                          05/15/21         3,000           3,204,480
Springfield, Massachusetts, General
  Obligation Bonds (Municipal
  Purposes Loan)
    6.000%                          10/01/14         1,000           1,114,870
    6.000%                          10/01/15         2,000           2,229,740
Sterling, Massachusetts, General
  Obligation Bonds
    6.000%                          02/15/18         1,000           1,112,710
                                                                --------------
                                                                    25,840,873
                                                                --------------
MICHIGAN -- 4.1%
Michigan State Hospital Finance
  Authority Revenue Bonds
  (Ascension Health Credit) Series A
    5.300%                          11/15/33         2,500           2,560,350
Michigan State Hospital Finance
  Authority Revenue Bonds (Chelsea
  Community Hospital)
    5.000%                          05/15/12         2,380           2,403,276
Rochester, Michigan, Community
  School District General
  Obligation Bonds Series I
    5.500%                          05/01/07         1,240           1,286,847
Saline, Michigan, Area Schools
  General Obligation Bonds Series A
    5.750%                          05/01/16         2,000           2,211,680
Walled Lake, Michigan, Consolidated
  School District General
  Obligation Bonds
    5.750%                          05/01/14         1,290           1,423,657
                                                                --------------
                                                                     9,885,810
                                                                --------------
MINNESOTA -- 0.5%
St. Cloud, Minnesota, Health Care
  Revenue Bonds (St. Cloud Hospital
  Obligation Group A)
    5.500%                          05/01/15         1,080           1,173,506
                                                                --------------

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 2.8%
Missouri State Health & Educational
  Facilities Authority Revenue
  Bonds (St. Anthony's Medical
  Center)
    6.000%                          12/01/06    $    1,445    $      1,484,318
    6.250%                          12/01/08           750             799,973
    6.250%                          12/01/09         1,725           1,874,885
St. Louis County, Missouri, Pattonville R-3
  School District General Obligation Bonds
    5.500%                          03/01/12         1,240           1,362,239
    5.750%                          03/01/17           450             498,938
    5.750%                          03/01/18           655             726,231
                                                                --------------
                                                                     6,746,584
                                                                --------------
NEW HAMPSHIRE -- 1.7%
Nashua, New Hampshire, Capital
  Improvements General Obligation
  Bonds Series A
    5.500%                          07/15/16         1,155           1,296,210
    5.500%                          07/15/18         1,500           1,669,020
New Hampshire State Health &
  Educational Facilities Revenue
  Bonds (Concord Hospital)
    5.500%                          10/01/21         1,000           1,084,840
                                                                --------------
                                                                     4,050,070
                                                                --------------
NEW JERSEY -- 6.7%
Essex County, New Jersey,
  Improvement Authority Lease
  Revenue General Obligation Bonds
  (County Correctional Facilities
  Project)
    5.750%                          10/01/13         2,000           2,225,640
New Jersey Economic Development
  Authority Revenue Bonds (School
  Facilities Construction) Series O
    5.250%                          03/01/22         5,000           5,364,100
New Jersey State Transportation
  Trust Fund Revenue Bonds (Transit
  Systems) Series A
    5.125%                          06/15/08         2,000           2,103,820
New Jersey State Transportation
  Trust Fund Revenue Bonds (Transit
  Systems) Series B
    6.000%                          12/15/18         4,000           4,566,680
New Jersey State Transportation
  Trust Fund Revenue Bonds (Transit
  Systems) Series C
    5.250%                          06/15/19         1,750           1,905,173
                                                                --------------
                                                                    16,165,413
                                                                --------------
NEW MEXICO -- 1.3%
University of New Mexico FHA
  Insured Hospital Mortgage Revenue
  Bonds
    5.000%                          01/01/21         2,900           3,055,034
                                                                --------------


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK -- 6.6%
Longwood Central School District
  Suffolk County, New York, General
  Obligation Bonds
    5.625%                          06/15/08    $    1,080    $      1,149,919
    5.625%                          06/15/09         1,580           1,712,420
    5.700%                          06/15/14         1,670           1,878,249
    5.700%                          06/15/15         1,895           2,131,307
New York Metropolitan
  Transportation Authority
  Dedicated Tax Fund Revenue Bonds
  Series A
    6.125%                          04/01/16#        3,000           3,365,520
    6.125%                          04/01/17#        2,000           2,243,680
New York State Thruway Authority
  Highway & Bridge Trust Fund
  Revenue Bonds Series A
    6.000%                          04/01/14         1,000           1,125,330
    6.000%                          04/01/15         1,000           1,125,330
    6.000%                          04/01/16         1,000           1,125,330
                                                                --------------
                                                                    15,857,085
                                                                --------------
NORTH CAROLINA -- 0.5%
Charlotte, North Carolina, Storm
  Water Fee Revenue Bonds
    5.650%                          06/01/14         1,000           1,110,100
                                                                --------------
OHIO -- 12.7%
Cuyahoga County, Ohio, General
  Obligation Bonds
    5.750%                          12/01/15         4,000           4,448,880
Cuyahoga County, Ohio, Hospital
  Improvement Revenue Bonds
  (Metrohealth System Project)
    6.150%                          02/15/29         5,000           5,516,250
Cuyahoga County, Ohio, Hospital
  Revenue Bonds (Metrohealth System
  Project) Series A
    5.500%                          02/15/12         1,000           1,104,720
Franklin County, Ohio, Development
  Revenue Bonds (American Chemical
  Society Project)
    5.500%                          10/01/12         4,600           4,930,004
Franklin County, Ohio, Revenue
  Bonds (Online Computer Library
  Center)
    5.000%                          04/15/11         1,415           1,490,278
Hamilton County, Ohio, Sales Tax
  Revenue Bonds Subseries B
    5.750%                          12/01/17         4,000           4,419,000
Ohio State Higher Educational
  Facility Revenue Bonds (John
  Carroll University Project)
    4.750%                          11/15/11           345             365,221
Ohio State University General
  Receipts Revenue Bonds Series A
    6.000%                          12/01/17         1,000           1,117,270

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Plain, Ohio, Local School District
  General Obligation Bonds
    6.000%                          12/01/20#   $    4,070    $      4,614,566
    6.000%                          12/01/20           930           1,043,237
University of Akron, Ohio, General
  Receipts Revenue Bonds
    5.750%                          01/01/12         1,295           1,434,005
                                                                --------------
                                                                    30,483,431
                                                                --------------
PENNSYLVANIA -- 5.7%
Allegheny County, Pennsylvania,
  Sanitation Authority Sewer
  Revenue Bonds Series A
    5.000%                          12/01/21         4,750           5,085,635
Delaware River Port Authority of
  Pennsylvania & New Jersey Revenue
  Bonds
    5.750%                          01/01/15         1,000           1,089,920
    6.000%                          01/01/17         5,500           6,059,735
Pottsville, Pennsylvania, Hospital
  Authority Revenue Bonds
  (Ascension Health Credit) Series A
    5.200%                          11/15/09         1,335           1,431,721
                                                                --------------
                                                                    13,667,011
                                                                --------------
PUERTO RICO -- 1.3%
Puerto Rico Housing Finance
  Authority Revenue Bonds (Capital
  Fund Program)
    5.000%                          12/01/16         1,000           1,068,950
Puerto Rico Municipal Finance
  Agency General Obligation Bonds
  Series A
    6.000%                          08/01/16         1,000           1,103,460
Puerto Rico Public Buildings
  Authority Government Facilities
  Revenue Bonds Series D
    5.375%                          07/01/12#          825             910,850
                                                                --------------
                                                                     3,083,260
                                                                --------------
SOUTH CAROLINA -- 1.2%
Medical University Hospital
  Authority, FHA Insured Mortgage
  Hospital Facilities Revenue Bonds
  Series A
    5.250%                          02/15/24         2,775           2,950,574
                                                                --------------
TEXAS -- 1.1%
Amarillo, Texas, Independent School
  District General Obligation Bonds
    5.250%                          02/01/22           915             992,839
Harris County, Texas, Improvement
  District No. 1 General Obligation
  Bonds
    5.650%                          09/01/19           540             581,812


    Coupon                                         Par
     Rate                           Maturity      (000)             Value+
  ---------                        ---------    ----------      --------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Texas Technical University
  Financing Systems Revenue Bonds
  Series 7
    5.500%                          08/15/15    $    1,000    $      1,102,930
                                                                --------------
                                                                     2,677,581
                                                                --------------
VIRGINIA -- 1.0%
Norfolk, Virginia, Water System
  Revenue Bonds
    5.875%                          11/01/15         2,300           2,383,214
                                                                --------------
WASHINGTON -- 0.9%
Snohomish County, Washington,
  School District No. 201 General
  Obligation Bonds
    5.625%                          12/01/07         2,000           2,105,700
                                                                --------------

TOTAL MUNICIPAL BONDS
  (Cost $221,044,478)                                              235,898,948
                                                                --------------

                                                  Shares
                                                ----------
TEMPORARY INVESTMENTS -- 1.4%
AIM Tax-Free Investment Co.
  Cash Reserve Portfolio                           524,772             524,772
Goldman Sachs Financial Square
  Tax-Exempt Money Market
  Portfolio                                      2,739,652           2,739,652
                                                                --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,264,424)                                                  3,264,424
                                                                --------------

TOTAL INVESTMENTS -- 99.8%
  (Cost $224,308,902)                                              239,163,372
                                                                --------------

OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets                                 3,637,865
Receivable for securities sold                                       4,430,692
Receivable for capital stock sold                                      106,000
Payable for securities purchased                                    (6,765,239)
Payable for capital stock redeemed                                     (34,457)
Dividends payable                                                     (772,060)
Accrued expenses                                                       (73,899)
                                                                --------------

                                                                       528,902
                                                                --------------

NET ASSETS -- 100.0%                                          $    239,692,274
                                                                ==============
--------------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis                    $224,308,902
                         ============
Gross Appreciation       $ 14,902,701
Gross Depreciation            (48,231)
                         ------------
Net Appreciation         $ 14,854,470
                         ============
+  See Note 1.
# These securities are subject to a demand feature which reduces the remaining maturity.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
AGENCY OBLIGATIONS -- 4.5%
Federal Home Loan Mortgage Corp.
      4.200%                                                              12/28/07   $      7,400   $    7,352,011
Federal National Mortgage Association
      5.500%                                                              03/15/11          3,900        4,078,269
      5.250%                                                              08/01/12            600          617,282
                                                                                                    --------------
TOTAL AGENCY OBLIGATIONS
   (Cost $11,874,733)                                                                                   12,047,562
                                                                                                    --------------
ASSET - BACKED SECURITIES -- 14.2%
Bank One Issuance Trust Series 2003-C1, Class C1
      4.540%                                                              09/15/10          2,000        1,989,641
Capital One Multi-Asset Execution Trust Series 2004-C1, Class C1
      3.400%                                                              11/16/09          2,700        2,655,281
Capital One Multi-Asset Execution Trust Series 2005-A2, Class A2
      4.050%                                                              02/15/11          2,800        2,770,101
Citibank Credit Card Issuance Trust Series 2000-A3, Class A3
      6.875%                                                              11/16/09          3,080        3,228,317
Citibank Credit Card Issuance Trust Series 2003-A6, Class A6
      2.900%                                                              05/17/10          3,000        2,879,381
Citibank Credit Card Issuance Trust Series 2005-B1, Class B1
      4.400%                                                              09/15/10          1,770        1,753,683
DaimlerChrysler Auto Trust Series 2005-A, Class A2
      3.170%                                                              09/08/07            834          831,231
First Franklin NIM Trust Series 2004-FF7A 144A, Class A f,g
      5.000%                                                              09/27/34            604          600,951
First National Master Note Trust Series 2003-2 Class B
      3.080%                                                              04/15/09          3,000        2,953,140
MBNA Credit Card Master Note Trust Series 2005-A7, Class A7
      4.300%                                                              02/15/11          2,100        2,086,547
Providian Gateway Master Trust Series 2004-DA 144A, Class A f
      3.350%                                                              09/15/11          2,480        2,421,100
Providian Gateway Master Trust Series 2004-DA 144A, Class D f
      4.400%                                                              09/15/11          1,800        1,782,844
Residential Funding Mortgage Securities Series 2001-HS2, Class A5
      6.920%                                                              04/25/31          1,781        1,777,587
Structured Asset Investment Loan Trust Series 2003-BC4, Class 2A2
      4.291%                                                              05/25/33            384          384,107
Structured Asset Investment Loan Trust Series 2004-5A 144A, Class A f,g
      4.500%                                                              06/27/34            272          272,028

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
ASSET - BACKED SECURITIES (CONTINUED)
Structured Asset Securities Corp. Series 2004-5H, Class A2
      4.430%                                                              12/25/33   $      3,750   $    3,731,571
Structured Asset Securities Corp. Series 2005-4XS, Class 3A2
      4.270%                                                              03/25/35          3,555        3,541,113
Volkswagen Auto Lease Trust Series 2005-A, Class A4
      3.940%                                                              10/20/10          1,000          988,300
Volkswagen Auto Loan Enhanced Trust Series 2003-2, Class A4
      2.940%                                                              03/22/10          1,690        1,652,100
                                                                                                    --------------
TOTAL ASSET - BACKED SECURITIES
   (Cost $38,815,103)                                                                                   38,299,023
                                                                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.0%
DLJ Commercial Mortgage Corp. Series 1998-CF2, Class A1A
      5.880%                                                              11/12/31            497          500,733
DLJ Mortgage Acceptance Corp. Series 1996-M 144A, Class 1
      0.000%                                                              11/28/11             49           47,408
Federal Home Loan Mortgage Corp. Series 1385, Class J
      7.000%                                                              10/15/07          1,780        1,797,057
Federal Home Loan Mortgage Corp. Series 2513, Class JE
      5.000%                                                              10/15/17          5,105        5,100,449
Federal Home Loan Mortgage Corp. Series 2760, Class GC
      3.500%                                                              02/15/11          1,956        1,942,315
Federal Home Loan Mortgage Corp. Series 2770, Class QG
      4.500%                                                              03/15/19          3,741        3,605,885
Federal Home Loan Mortgage Corp. Series 2835, Class HB
      5.500%                                                              08/15/24          1,330        1,341,555
Federal Home Loan Mortgage Corp. Series 2885, Class PB
      4.500%                                                              08/15/14          4,000        3,971,774
Federal National Mortgage Association Series 1993-197, Class SB
      10.792%                                                             10/25/08            350          365,646
Federal National Mortgage Association Series 1997-20, Class IO
      1.840%                                                              03/25/27          4,143          232,855
Federal National Mortgage Association Series 1997-70, Class PE  PO
      9.000%                                                              04/25/22            539          479,944
Federal National Mortgage Association Series 1998-T1, Class A
      6,832.511%                                                          12/28/28              0               96
Federal National Mortgage Association Series 2001-69, Class PE
      6.000%                                                              11/25/15          1,625        1,635,078

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association Series 2002-73, Class OE
      5.000%                                                              11/25/17   $      1,000   $      997,392
Federal National Mortgage Association Series 2003-35, Class BC
      5.000%                                                              05/25/18          1,500        1,497,737
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 3A3
      4.895%                                                              06/19/35          2,572        2,570,354
Government National Mortgage Association Series 2004-67, Class A
      3.648%                                                              09/16/17          2,645        2,581,839
Government National Mortgage Association Series 2004-84, Class XC IO
      0.498%                                                              09/16/44         23,587        1,555,137
Government National Mortgage Association Series 2004-108, Class C
      5.039%                                                              12/16/32          1,905        1,900,567
LB-UBS Commercial Mortgage Trust Series 2000-C4, Class A1
      7.180%                                                              09/15/19            671          689,123
LB-UBS Commercial Mortgage Trust Series 2001-C2, Class A1
      6.270%                                                              06/15/20          1,624        1,677,925
LB-UBS Commercial Mortgage Trust Series 2005-C2, Class A2
      4.821%                                                              04/15/30          2,600        2,599,005
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A3
      4.964%                                                              09/15/30            797          797,974
Morgan Stanley Capital I Series 1998-WF2, Class A2
      6.540%                                                              07/15/30          2,396        2,488,922
Morgan Stanley Capital I Series 2005-T17, Class A5
      4.780%                                                              12/13/41          2,275        2,242,281
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A
      5.105%                                                              10/25/34          3,435        3,447,375
Structured Asset Securities Corp. Series 1998-RF3, Class AIO IO
      6.100%                                                              06/15/28          2,341          208,132
Structured Asset Securities Corp. Series 2003-34A, Class 6A
      5.125%                                                              11/25/33          2,971        2,958,644
Structured Asset Securities Corp. Series 2005-2XS, Class 2A2
      5.150%                                                              02/25/35          2,159        2,151,201

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
WMALT Mortgage Pass-Through Certificates Series 2005-6, Class 2A7
      5.500%                                                              08/25/35   $      2,720   $    2,728,048
                                                                                                    --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $54,673,603)                                                                                   54,112,451
                                                                                                    --------------
MORTGAGE - BACKED SECURITIES -- 3.3%
Federal National Mortgage Association Pool #124783
      10.500%                                                             12/01/16              4            4,420
Federal National Mortgage Association Pool #255917
      5.000%                                                              09/01/15          2,633        2,644,179
Federal National Mortgage Association Pool #305189
      9.000%                                                              01/01/25             10           11,158
Federal National Mortgage Association Pool #306674
      9.000%                                                              03/01/25              7            7,973
Federal National Mortgage Association Pool #317306
      9.000%                                                              07/01/25             41           45,473
Federal National Mortgage Association Pool #338001
      9.000%                                                              10/01/25              2            1,821
Federal National Mortgage Association Pool #585727
      6.000%                                                              05/01/16            763          784,839
Federal National Mortgage Association Pool #695910
      5.000%                                                              05/01/18            726          725,628
Federal National Mortgage Association Pool #725414
      4.500%                                                              05/01/19          4,210        4,126,599
Government National Mortgage Association Pool #326150
      7.000%                                                              09/15/23             24           24,897
Government National Mortgage Association Pool #333668
      7.000%                                                              07/15/23             50           52,652
Government National Mortgage Association Pool #345039
      7.000%                                                              09/15/23            100          105,745
Government National Mortgage Association Pool #345536
      7.000%                                                              01/15/24             43           45,472
Government National Mortgage Association Pool #351638
      7.000%                                                              06/15/23             72           76,128
Government National Mortgage Association Pool #377553
      7.000%                                                              07/15/25             43           45,100

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Government National Mortgage Association Pool #383330
      7.000%                                                              07/15/25   $         15   $       16,239
Government National Mortgage Association Pool #397755
      7.000%                                                              05/15/24             79           83,031
Government National Mortgage Association Pool #407660
      7.000%                                                              07/15/25             19           20,570
Government National Mortgage Association Pool #780023
      7.000%                                                              09/15/24             66           70,090
Government National Mortgage Association Pool #780389
      9.000%                                                              08/15/09             14           14,476
                                                                                                    --------------
TOTAL MORTGAGE - BACKED SECURITIES
   (Cost $8,906,774)                                                                                     8,906,490
                                                                                                    --------------
CORPORATE BONDS -- 43.3%
ELECTRIC -- 3.5%
Consolidated Edison, Inc.
      3.625%                                                              08/01/08          1,285        1,251,998
Constellation Energy Group, Inc.
      6.125%                                                              09/01/09          1,000        1,042,325
FPL Group Capital, Inc.
      3.250%                                                              04/11/06          1,700        1,690,453
Pacific Gas & Electric Co.
      4.200%                                                              03/01/11          1,200        1,159,433
Scottish Power P.L.C.
      5.375%                                                              03/15/15          1,350        1,364,097
Southern Co. Capital Funding Corp.
      5.300%                                                              02/01/07          3,000        3,025,086
                                                                                                    --------------
                                                                                                         9,533,392
                                                                                                    --------------
FINANCE - BANK -- 6.9%
Bank of America Corp.
      5.250%                                                              02/01/07          2,000        2,020,082
      6.250%                                                              04/15/12          1,065        1,148,100
Bank One Corp.
      7.875%                                                              08/01/10          1,400        1,582,970
Capital One Bank
      4.250%                                                              12/01/08          1,000          982,740
Capital One Financial Co.
      5.500%                                                              06/01/15            725          730,608
European Investment Bank
      2.375%                                                              06/15/07          3,175        3,076,800
J P Morgan Chase & Co.
      5.125%                                                              09/15/14          1,920        1,918,575
JPMorgan Chase & Co.
      3.800%                                                              10/02/09            480          464,695
Manufacturers & Traders Trust Co.
      8.000%                                                              10/01/10          2,080        2,390,507
Union Planters Corp.
      7.750%                                                              03/01/11          1,750        1,989,663

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
CORPORATE BONDS (CONTINUED)
FINANCE - BANK (CONTINUED)
Washington Mutual Bank F.A.
      5.125%                                                              01/15/15   $      1,145   $    1,135,501
Washington Mutual, Inc.
      5.000%                                                              03/22/12          1,325        1,319,626
                                                                                                    --------------
                                                                                                        18,759,867
                                                                                                    --------------
FINANCE - NON-BANK -- 10.1%
Allstate Life Global Funding Trust
      4.500%                                                              05/29/09          1,500        1,489,641
American Express Credit Corp.
      3.000%                                                              05/16/08          1,615        1,556,791
CIT Group, Inc.
      3.375%                                                              04/01/09          1,620        1,547,390
      5.000%                                                              02/13/14            710          703,770
Countrywide Home Loan, Inc.
      4.125%                                                              09/15/09          2,965        2,882,030
EOP Operating L.P.
      8.375%                                                              03/15/06            260          264,533
Ford Motor Credit Corp.
      7.250%                                                              10/25/11          1,080        1,026,345
General Electric Capital Corp.
      5.000%                                                              06/15/07            360          363,224
      4.875%                                                              03/04/15            230          229,501
Household Finance Corp.
      6.375%                                                              10/15/11          1,850        1,981,324
      4.750%                                                              07/15/13            465          454,583
John Hancock Financial Services Corp.
      5.625%                                                              12/01/08          2,320        2,386,053
Lehman Brothers Holdings, Inc.
      4.000%                                                              01/22/08          1,745        1,722,381
      7.000%                                                              02/01/08            565          593,447
Merrill Lynch & Co., Inc.
      3.700%                                                              04/21/08            400          391,352
      4.125%                                                              09/10/09          1,475        1,442,239
Morgan Stanley
      3.875%                                                              01/15/09            400          390,206
      4.000%                                                              01/15/10          1,000          968,732
Simon Property Group L.P.
      4.600%                                                              06/15/10          1,500        1,480,718
SLM Corp.
      4.500%                                                              07/26/10          3,000        2,959,980
Textron Financial Corp.
      5.875%                                                              06/01/07          2,400        2,444,822
                                                                                                    --------------
                                                                                                        27,279,062
                                                                                                    --------------
INDUSTRIAL -- 13.2%
AOL Time Warner, Inc.
      6.875%                                                              05/01/12          1,955        2,139,437
Boeing Capital Corp.
      6.500%                                                              02/15/12          1,270        1,385,760
Centex Corp.
      4.750%                                                              01/15/08          1,500        1,491,301
      4.550%                                                              11/01/10            800          774,331

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Comcast Cable Communications, Inc.
      7.125%                                                              06/15/13   $        625   $      696,534
Comcast Corp.
      5.300%                                                              01/15/14            690          689,347
DaimlerChrysler N.A. Holding Corp.
      4.125%                                                              03/07/07          1,200        1,187,856
First Data Corp.
      4.700%                                                              11/01/06          3,105        3,107,878
      4.850%                                                              10/01/14          1,075        1,065,333
Genentech, Inc. Series 144A f
      4.750%                                                              07/15/15          2,300        2,260,162
H.J. Heinz Co.
      6.000%                                                              03/15/08          1,700        1,743,872
Harrahs Operating Co., Inc. Series 144A f
      5.625%                                                              06/01/15          2,000        1,980,762
John Deere Capital Corp.
      5.100%                                                              01/15/13            750          760,094
Kellogg Co.
      6.600%                                                              04/01/11          1,500        1,627,042
Kinder Morgan Energy Corp.
      6.750%                                                              03/15/11          1,860        2,008,523
Kohls Corp.
      6.300%                                                              03/01/11          3,225        3,433,561
Kroger Co.
      6.800%                                                              04/01/11          2,565        2,736,737
News America, Inc.
      6.625%                                                              01/09/08          1,120        1,164,427
PepsiCo, Inc.
      3.200%                                                              05/15/07          1,650        1,618,850
Schering-Plough Corp.
      5.550%                                                              12/01/13          1,135        1,172,240
Unilever Capital Corp.
      6.875%                                                              11/01/05          1,740        1,743,833
Walt Disney Co.
      6.750%                                                              03/30/06          1,000        1,011,357
                                                                                                    --------------
                                                                                                        35,799,237
                                                                                                    --------------
NATURAL GAS -- 0.6%
Duke Energy Field Services
      7.875%                                                              08/16/10          1,380        1,553,169
                                                                                                    --------------
OIL -- 3.8%
Burlington Resources Finance Co.
      5.600%                                                              12/01/06          3,100        3,136,245
ChevronTexaco Capital Corp.
      3.375%                                                              02/15/08          2,215        2,159,319
Conoco Funding Co.
      6.350%                                                              10/15/11          2,305        2,503,020
Marathon Oil Corp.
      5.375%                                                              06/01/07          2,500        2,528,188
                                                                                                    --------------
                                                                                                        10,326,772
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
CORPORATE BONDS (CONTINUED)
TELEPHONES -- 4.2%
BellSouth Corp.
      4.200%                                                              09/15/09   $      1,100   $    1,079,643
      4.750%                                                              11/15/12          1,600        1,580,650
Sprint Capital Corp.
      6.125%                                                              11/15/08          1,550        1,610,692
Telecom Italia Capital
      4.875%                                                              10/01/10          1,000          991,536
Verizon Global Funding Corp.
      6.125%                                                              06/15/07          1,550        1,590,274
Verizon Wireless Capital, L.L.C.
      5.375%                                                              12/15/06          2,300        2,322,988
Vodafone Group P.L.C.
      7.750%                                                              02/15/10          1,830        2,043,122
                                                                                                    --------------
                                                                                                        11,218,905
                                                                                                    --------------
TRANSPORTATION -- 1.0%
Burlington Northern Santa Fe Corp.
      6.750%                                                              07/15/11            690          751,809
CSX Corp.
      6.750%                                                              03/15/11          1,780        1,930,935
                                                                                                    --------------
                                                                                                         2,682,744
                                                                                                    --------------
TOTAL CORPORATE BONDS
   (Cost $117,579,898)                                                                                 117,153,148
                                                                                                    --------------
INTERNATIONAL BONDS -- 1.3%
Province of Ontario
      3.375%                                                              01/15/08          2,445        2,389,892
Republic of Italy
      3.750%                                                              12/14/07          1,065        1,050,154
                                                                                                    --------------
TOTAL INTERNATIONAL BONDS
   (Cost $3,507,342)                                                                                     3,440,046
                                                                                                    --------------
U.S. TREASURY OBLIGATIONS -- 11.4%
U.S. TREASURY BONDS -- 3.6%
      11.250% a                                                           02/15/15          6,311        9,624,527
                                                                                                    --------------
U.S. TREASURY NOTES -- 7.8%
      3.250%                                                              08/15/07          1,250        1,230,079
      3.750% a                                                            05/15/08          2,995        2,963,882
      6.000% a                                                            08/15/09          6,210        6,606,136
      4.000% a                                                            04/15/10            680          674,023
      5.000% a                                                            02/15/11          4,465        4,630,870
      4.250% a                                                            08/15/14          5,040        5,010,078
                                                                                                    --------------
                                                                                                        21,115,068
                                                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $30,998,605)                                                                                   30,739,595
                                                                                                    --------------

                                                                                        Shares
                                                                                     ------------
TEMPORARY INVESTMENTS -- 1.4%
Goldman Sachs Financial Square Money Market Portfolio                                   1,138,707        1,138,707

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
TEMPORARY INVESTMENTS (CONTINUED)
JPMorgan Prime Money Market Fund                                                        2,735,148   $    2,735,148
                                                                                                    --------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $3,873,855)                                                                                     3,873,855
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)
      ------                                                              --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 10.7%
TIME DEPOSITS -- 4.3%
Chase Manhattan Bank
      3.875%                                                              10/03/05   $      4,546        4,545,718
Societe Generale
      3.937%                                                              10/03/05          2,513        2,513,287
Wells Fargo & Co.
      3.875%                                                              10/03/05          4,546        4,545,717
                                                                                                    --------------
                                                                                                        11,604,722
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS -- 6.4%
Bank of America N.A.
      4.017%                                                              12/31/14          7,946        7,946,327
Merrill Lynch & Co., Inc. Master Notes
      4.037%                                                              10/04/05          9,511        9,511,220
                                                                                                    --------------
                                                                                                        17,457,547
                                                                                                    --------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
   (Cost $29,062,269)                                                                                   29,062,269
                                                                                                    --------------

TOTAL INVESTMENTS -- 110.1%
   (Cost $299,292,182)                                                                                 297,634,439
                                                                                                    --------------

OTHER ASSETS AND LIABILITIES -- (10.1%)
Interest receivable and other assets                                                                     2,522,086
Receivable for securities sold                                                                           1,793,589
Receivable for capital stock sold                                                                            5,945
Payable upon return of collateral on securities loaned                                                 (29,062,269)
Payable for securities purchased                                                                        (1,725,123)
Payable for capital stock redeemed                                                                         (58,483)
Dividends payable                                                                                         (647,961)
Accrued expenses                                                                                          (131,367)
                                                                                                    --------------

                                                                                                       (27,303,583)
                                                                                                    --------------

NET ASSETS -- 100.0%                                                                                $  270,330,856
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $  299,310,839
                                         ==============
Gross Appreciation                       $    1,968,351
Gross Depreciation                           (3,644,751)
                                         --------------
Net Depreciation                         $   (1,676,400)
                                         ==============

+     See Note 1.

a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $28,226,006, and the total market value of the collateral held by the portfolio is $29,062,269.

f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.

IO    -- Interest Only Security.

PO    -- Principal Only Security.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
MUNICIPAL BONDS -- 97.1%
ALABAMA -- 0.5%
University of Alabama Hospital Revenue Bonds Series A
      5.625%                                                              09/01/16   $        500   $      545,800
                                                                                                    --------------
ARIZONA -- 1.1%
Nogales, Arizona, Municipal Development Authority Revenue Bonds
      5.000%                                                              06/01/23          1,150        1,205,579
                                                                                                    --------------
CALIFORNIA -- 1.0%
California State Department of Water Resources Power Supply
   Revenue Bonds Series A
      5.375%                                                              05/01/22          1,000        1,082,840
                                                                                                    --------------
COLORADO -- 8.6%
Colorado Water Reserve Power Development Authority, Clean
   Water Revenue Bonds Series A
      6.250%                                                              09/01/16            910        1,031,512
Douglas County, Colorado, School District No. RE-1 General
   Obligation Bonds
      5.750%                                                              12/15/18          1,000        1,149,230
E-470 Public Highway Authority of Colorado Revenue Bonds Series B
      0.000%                                                              09/01/29          3,300          933,933
Pueblo, Colorado, Board of Waterworks Water Improvement
   Revenue Bonds Series A
      6.000%                                                              11/01/17          2,370        2,665,373
Pueblo County, Colorado, School District No. 070 Pueblo
   Rural General Obligation Bonds
      6.000%                                                              12/01/18          3,170        3,513,945
                                                                                                    --------------
                                                                                                         9,293,993
                                                                                                    --------------
FLORIDA -- 1.9%
Miami-Dade County, Florida, Expressway Authority Toll System
   Revenue Bonds
      6.000%                                                              07/01/14          1,000        1,117,650
Tallahassee, Florida, Consolidated Utility System Revenue Bonds
      5.000%                                                              10/01/25            885          934,870
                                                                                                    --------------
                                                                                                         2,052,520
                                                                                                    --------------
GEORGIA -- 5.6%
Atlanta, Georgia, Development Authority Student Housing
   Revenue Bonds (Georgia State University) Series A
      5.000%                                                              09/01/25          2,500        2,621,325
Chatham County, Georgia, Hospital Authority Revenue Bonds
   (Memorial Health Medical Center) Series A
      6.125%                                                              01/01/24          1,025        1,119,536
Forsyth County, Georgia, School District General Obligation Bonds
      6.000%                                                              02/01/14          1,000        1,125,670

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
      6.000%                                                              02/01/15   $      1,000   $    1,125,670
                                                                                                    --------------
                                                                                                         5,992,201
                                                                                                    --------------
ILLINOIS -- 11.2%
Chicago, Illinois, General Obligation Bonds (Neighborhoods Alive 21)
      6.125%                                                              01/01/22          2,000        2,264,880
Chicago, Illinois, General Obligation Bonds Series A
      6.000%                                                              01/01/19          1,835        2,068,027
      6.000%                                                              01/01/20          1,000        1,126,990
Illinois Finance Authority Revenue Bonds (University of
   Chicago) Series A
      5.000%                                                              07/01/26          1,000        1,051,970
Illinois State General Obligation Bonds
      6.125%                                                              01/01/16          5,000        5,566,750
                                                                                                    --------------
                                                                                                        12,078,617
                                                                                                    --------------
KANSAS -- 0.9%
La Cygne, Kansas, Environmental Improvement Revenue Bonds
   (Kansas City Power & Light Co. Project)
      4.650%                                                              09/01/35          1,000          979,380
                                                                                                    --------------
MASSACHUSETTS -- 17.2%
Brockton, Massachusetts, General Obligation Bonds
      5.750%                                                              06/01/16            750          829,282
      6.000%                                                              06/01/19          1,000        1,117,280
Holden, Massachusetts, General Obligation Bonds (Municipal
   Purposes Loan)
      6.000%                                                              03/01/16          1,000        1,112,390
Massachusetts Development Finance Agency Higher Education
   Revenue Bonds (Smith College Issue)
      5.750%                                                              07/01/23          1,000        1,116,110
Massachusetts State General Obligation Bonds Series A
      5.000%                                                              03/01/23          3,000        3,199,200
Massachusetts State General Obligation Bonds Series B
      6.000%                                                              06/01/14          3,000        3,322,200
Massachusetts State Port Authority Revenue Bonds Series C
      6.125%                                                              07/01/17          1,000        1,119,960
Pittsfield, Massachusetts, General Obligation Bonds
      5.000%                                                              04/15/19          1,000        1,073,610
Springfield, Massachusetts, General Obligation Bonds
   (Municipal Purposes Loan)
      6.250%                                                              10/01/19          5,000        5,620,850
                                                                                                    --------------
                                                                                                        18,510,882
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN -- 3.7%
Armada, Michigan, Area Schools, School Building & Site
   General Obligation Bonds
      5.000%                                                              05/01/26   $        900   $      945,378
Michigan State Hospital Finance Authority Revenue Bonds
   (Chelsea Community Hospital)
      5.375%                                                              05/15/19          3,000        3,045,660
                                                                                                    --------------
                                                                                                         3,991,038
                                                                                                    --------------
MINNESOTA -- 3.7%
St. Cloud, Minnesota, Health Care Revenue Bonds (St. Cloud Hospital
   Obligation Group A)
      6.250%                                                              05/01/19          3,530        3,958,930
                                                                                                    --------------
MISSOURI -- 3.0%
Missouri State Health & Educational Facilities Revenue Bonds
   (St. Anthony's Medical Center)
      6.125%                                                              12/01/19          2,000        2,191,840
      6.250%                                                              12/01/30          1,000        1,093,880
                                                                                                    --------------
                                                                                                         3,285,720
                                                                                                    --------------
NEW HAMPSHIRE -- 0.8%
New Hampshire Health & Educational Facilities Revenue Bonds
   (Exeter Project)
      6.000%                                                              10/01/24            750          816,698
                                                                                                    --------------
NEW JERSEY -- 5.4%
New Jersey Economic Development Authority Revenue Bonds
   (School Facilities Construction) Series O
      5.250%                                                              03/01/22          1,250        1,341,025
New Jersey Transportation Trust Fund Authority Revenue Bonds Series C
      5.500%                                                              06/15/24          4,000        4,495,160
                                                                                                    --------------
                                                                                                         5,836,185
                                                                                                    --------------
NORTH CAROLINA -- 1.9%
Broad River, North Carolina, Water Authority System Revenue Bonds
      5.750%                                                              06/01/17            635          707,638
      5.375%                                                              06/01/20          1,000        1,098,320
Harnett County, North Carolina, Certificates of Participation
      5.125%                                                              12/01/23            265          284,859
                                                                                                    --------------
                                                                                                         2,090,817
                                                                                                    --------------
OHIO -- 12.9%
Akron, Ohio, General Obligation Bonds
      6.500%                                                              11/01/15            865        1,057,289
Avon Lake, Ohio, City School District General Obligation Bonds
      5.750%                                                              12/01/14          1,000        1,116,380

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Cleveland, Ohio, Municipal School District General Obligation Bonds
      5.250%                                                              12/01/18   $      2,330   $    2,544,756
Marysville, Ohio, General Obligation Bonds
      6.000%                                                              12/01/29          1,000        1,134,930
Plain, Ohio, Local School District General Obligation Bonds
      6.000%                                                              12/01/25#         1,220        1,383,236
      6.000%                                                              12/01/25            180          201,526
Rickenbacker, Ohio, Port Authority Revenue Bonds Series A
      5.375%                                                              01/01/32          1,455        1,583,564
Steubenville, Ohio, Hospital Revenue Bonds
      6.375%                                                              10/01/20          1,000        1,111,220
University of Akron, Ohio, General Receipts Revenue Bonds
      6.000%                                                              01/01/15          2,235        2,496,853
      6.000%                                                              01/01/16          1,110        1,240,048
                                                                                                    --------------
                                                                                                        13,869,802
                                                                                                    --------------
PENNSYLVANIA -- 1.0%
Chester County, Pennsylvania, Health & Educational Authority
   Hospital Revenue Bonds
      6.750%                                                              07/01/31          1,000        1,061,940
                                                                                                    --------------
RHODE ISLAND -- 1.1%
Cranston, Rhode Island, General Obligation Bonds
      6.375%                                                              11/15/17          1,000        1,130,550
                                                                                                    --------------
SOUTH CAROLINA -- 0.7%
Medical University Hospital Authority, South Carolina,
   Hospital Facilities Revenue Bonds Series A
      5.000%                                                              08/15/31            700          723,758
                                                                                                    --------------
TENNESSEE -- 1.0%
White House Utility District, Tennessee, Robertson & Sumner
   Counties Water Revenue Bonds
      6.000%                                                              01/01/26          1,000        1,108,440
                                                                                                    --------------
TEXAS -- 8.3%
Birdville, Texas, Independent School District General Obligation Bonds
      6.000%                                                              02/15/21          2,135        2,351,767
Leander, Texas, Independent School District General Obligation Bonds
      0.000%                                                              08/15/24          5,000        1,638,850

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Lewisville, Texas, Independent School District Refunding
   General Obligation Bonds
      6.000%                                                              08/15/17   $      3,130   $    3,426,724
Northside, Texas, Independent School District General Obligation Bonds
      6.000%                                                              08/15/14            955        1,070,803
Texas Municipal Power Agency Revenue Bonds
      4.750%                                                              09/01/14            500          508,635
                                                                                                    --------------
                                                                                                         8,996,779
                                                                                                    --------------
VIRGINIA -- 3.5%
Henrico County, Virginia, Economic Development Authority
   Public Facilities Lease Revenue Bonds (Regional Jail
   Project)
      6.125%                                                              11/01/17          2,405        2,696,077
Virginia State Reservoir Authority Clean Water Revenue Bonds
   (State Revolving Fund)
      6.000%                                                              10/01/17          1,000        1,117,410
                                                                                                    --------------
                                                                                                         3,813,487
                                                                                                    --------------
WASHINGTON -- 2.1%
Douglas County, Washington, Public Utility District No. 001
   Wells Hydroelectric Revenue Bonds Series B
      5.000%                                                              09/01/30          2,150        2,249,072
                                                                                                    --------------
TOTAL MUNICIPAL BONDS
   (Cost $96,041,346)                                                                                  104,675,028
                                                                                                    --------------

                                                                                        Shares
                                                                                     ------------
TEMPORARY INVESTMENTS -- 2.0%
AIM Tax-Free Investment Co. Cash Reserve Portfolio                                        265,734          265,734
Goldman Sachs Financial Square Tax-Exempt Money Market Portfolio                        1,894,080        1,894,080
                                                                                                    --------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $2,159,814)                                                                                     2,159,814
                                                                                                    --------------
TOTAL INVESTMENTS -- 99.1%
   (Cost $98,201,160)                                                                                  106,834,842
                                                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.9%
Interest receivable and other assets                                                                     1,564,447
Receivable for securities sold                                                                           1,057,314
Receivable for capital stock sold                                                                           56,416
Payable for securities purchased                                                                        (1,344,848)
Payable for capital stock redeemed                                                                         (10,914)
Dividends payable                                                                                         (280,138)
Accrued expenses                                                                                           (45,743)
                                                                                                    --------------
                                                                                                           996,534
                                                                                                    --------------
NET ASSETS -- 100.0%                                                                                $  107,831,376
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $   98,201,160
                                         ==============
Gross Appreciation                       $    8,715,729
Gross Depreciation                              (82,047)
                                         --------------
Net Appreciation                         $    8,633,682
                                         ==============

+     See Note 1.

# These securities are subject to a demand feature which reduces the remaining maturity.

                              HARRIS INSIGHT FUNDS
                         ULTRA SHORT DURATION BOND FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
AGENCY OBLIGATIONS -- 5.2%
Federal Home Loan Bank
      2.500%                                                              11/15/05   $        100   $       99,828
      2.375%                                                              02/15/06          1,100        1,093,708
      3.500%                                                              09/15/06            400          396,807
                                                                                                    --------------
TOTAL AGENCY OBLIGATIONS
   (Cost $1,598,636)                                                                                     1,590,343
                                                                                                    --------------
ASSET - BACKED SECURITIES -- 30.7%
Americredit Automobile Receivables Trust Series 2004-1, Class A2
      2.310%                                                              08/06/07            170          169,898
Americredit Automobile Receivables Trust Series 2005-AX, Class A3
      3.630%                                                              01/06/10            500          493,744
Capital One Master Trust Series 2002-4A, Class A
      4.900%                                                              03/15/10            480          483,216
Capital One Multi-Asset Execution Trust Series 2003-C2, Class C2
      4.320%                                                              04/15/09            750          749,397
CIT Equipment Collateral Series 2005-EF1, Class A2
      4.300%                                                              12/20/07            600          599,669
CIT Equipment Collateral Series 2005-VT1, Class B
      4.090%                                                              11/20/12            353          350,662
CIT Home Equity Loan Trust Series 2003-1, Class A3
      2.790%                                                              03/20/29            611          609,812
DaimlerChrysler Auto Trust  Series 2002-A, Class A4
      4.490%                                                              10/06/08            110          110,046
GMAC Mortgage Corp. Loan Trust Series 2005-HE2, Class A1
      3.910%                                                              11/25/35            376          375,791
Honda Auto Receivables Owner Trust Series 2004-3, Class A2
      2.480%                                                              05/18/07            492          490,189
Nissan Auto Receivables Owner Trust Series 2005-A, Class A2
      3.220%                                                              01/16/07            577          574,937
Option One Mortgage Loan Trust Series 2005-2, Class A2
      3.910%                                                              05/25/35            382          381,711
Origen Manufactured Housing Contract Trust Series 2004-B, Class A1
      2.870%                                                              06/15/13            496          491,409
PG&E Energy Recovery Funding, L.L.C. Series 2005-1, Class A2
      3.870%                                                              06/25/11            300          296,502
Renaissance Home Equity Loan Trust Series 2004-2, Class AF2
      3.902%                                                              07/25/34            724          720,169




      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
ASSET - BACKED SECURITIES (CONTINUED)
Structured Asset Securities Corp. Series 2005-4XS, Class 3A2
      4.270%                                                              03/25/35   $        750   $      747,070
WFS Financial Owner Trust Series 2002-2, Class A4
      4.500%                                                              02/20/10            824          825,639
World Omni Auto Receivables Trust Series 2003-B, Class A4
      2.870%                                                              11/15/10            930          908,719
                                                                                                    --------------
TOTAL ASSET - BACKED SECURITIES
   (Cost $9,430,075)                                                                                     9,378,580
                                                                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.3%
Federal Home Loan Mortgage Corp. Series 2866, Class WA
      5.000%                                                              08/15/16          1,000        1,007,250
Government National Mortgage Association Series 2004-84, Class A
      3.624%                                                              05/16/17            617          600,865
                                                                                                    --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $1,632,840)                                                                                     1,608,115
                                                                                                    --------------
CORPORATE BONDS -- 38.3%
FINANCE - BANK -- 8.3%
Capital One Bank
      6.875%                                                              02/01/06            600          604,748
JPMorgan Chase & Co.
      6.250%                                                              01/15/06            820          824,551
NationsBank Corp.
      6.500%                                                              03/15/06          1,100        1,110,835
                                                                                                    --------------
                                                                                                         2,540,134
                                                                                                    --------------
FINANCE - NON-BANK -- 17.0%
Allstate Corp.
      5.375%                                                              12/01/06            500          504,237
American General Finance
      5.875%                                                              07/14/06            905          915,446
Boeing Capital Corp.
      5.650%                                                              05/15/06          1,088        1,097,587
Countrywide Home Loans, Inc.
      5.500%                                                              08/01/06            500          504,134
General Electric Capital Corp.
      2.850%                                                              01/30/06            175          174,307
      5.375%                                                              03/15/07            525          531,837
General Motors Acceptance Corp.
      6.625%                                                              10/15/05            720          720,439
Household Finance Corp.
      6.500%                                                              01/24/06            500          503,459
National Rural Utilities
      6.000%                                                              05/15/06            250          252,432
                                                                                                    --------------
                                                                                                         5,203,878
                                                                                                    --------------
INDUSTRIAL -- 8.2%
AOL Time Warner, Inc.
      6.125%                                                              04/15/06            365          368,091

                              HARRIS INSIGHT FUNDS
                         ULTRA SHORT DURATION BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Cendant Corp.
      6.875%                                                              08/15/06   $        370   $      376,954
Comcast Cable Communications, Inc.
      6.375%                                                              01/30/06            745          749,937
General Dynamics Corp.
      2.125%                                                              05/15/06            500          493,769
Walt Disney Co.
      6.750%                                                              03/30/06            500          505,679
                                                                                                    --------------
                                                                                                         2,494,430
                                                                                                    --------------
OIL -- 1.5%
Conoco Funding, Inc.
      5.450%                                                              10/15/06            450          454,575
                                                                                                    --------------
TRANSPORTATION -- 3.3%
Burlington Northern Santa Fe Corp.
      6.375%                                                              12/15/05          1,000        1,003,870
                                                                                                    --------------
TOTAL CORPORATE BONDS
   (Cost $11,740,510)                                                                                   11,696,887
                                                                                                    --------------
U.S. TREASURY OBLIGATIONS -- 2.3%
U.S. Treasury Notes
      2.375%                                                              08/31/06            200          196,992
      3.125%                                                              05/15/07            500          491,954
                                                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $697,525)                                                                                         688,946
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS++ -- 13.5%
Caterpillar Financial Services Corp.
      3.911%                                                              02/26/07            800          801,466
Countrywide Home Loans, Inc.
      4.130%                                                              03/29/06            950          950,332
DaimlerChrysler N.A. Holding Group
      4.132%                                                              11/17/06            750          750,784
Dominion Resources, Inc.
      4.090%                                                              05/15/06            700          701,051
John Deere Capital Corp.
      3.910%                                                              08/24/06            625          625,513
U.S. Bank N.A.
      3.669%                                                              07/28/06            300          300,191
                                                                                                    --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $4,127,167)                                                                                     4,129,337
                                                                                                    --------------
COMMERCIAL PAPER -- 4.0%
Paradigm Funding, L.L.C.
      3.900%                                                              10/03/05            600          599,870
UBS Finance, L.L.C.
      3.860%                                                              10/03/05            632          631,864
                                                                                                    --------------
TOTAL COMMERCIAL PAPER
   (Cost $1,231,734)                                                                                     1,231,734
                                                                                                    --------------


                                                                                        Shares          Value+
                                                                                     ------------   --------------
TEMPORARY INVESTMENTS -- 0.0%
AIM Short-Term Investment Co. Liquid Assets Prime Portfolio
   (Cost $26)                                                                                  26   $           26
                                                                                                    --------------

TOTAL INVESTMENTS -- 99.3%
   (Cost $30,458,513)                                                                                   30,323,968
                                                                                                    --------------

OTHER ASSETS AND LIABILITIES -- 0.7%
Interest receivable and other assets                                                                       276,738
Dividends payable                                                                                          (26,027)
Accrued expenses                                                                                           (31,636)
                                                                                                    --------------
                                                                                                           219,075
                                                                                                    --------------

NET ASSETS -- 100.0%                                                                                $   30,543,043
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $   30,459,558
                                         ==============
Gross Appreciation                       $        4,499
Gross Depreciation                             (140,089)
                                         --------------
Net Depreciation                         $     (135,590)
                                         ==============

+     See Note 1.

++    Rate in effect on 09/30/05.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK -- 59.4%
AEROSPACE & DEFENSE -- 0.6%
Precision Castparts Corp.                                                                   4,000   $      212,400
Rockwell Collins, Inc.                                                                      5,050          244,016
                                                                                                    --------------
                                                                                                           456,416
                                                                                                    --------------
AUTOMOBILES -- 0.7%
AutoNation, Inc.* a                                                                        17,700          353,469
Ford Motor Co.                                                                             18,600          183,396
                                                                                                    --------------
                                                                                                           536,865
                                                                                                    --------------
BANKS -- 3.7%
Bank of America Corp.                                                                       9,700          408,370
CVB Financial Corp.                                                                         7,092          131,911
KeyCorp                                                                                     9,700          312,825
Nara Bancorp, Inc.                                                                         11,502          171,955
Pacific Capital Bancorp                                                                     4,556          151,669
Republic Bancorp, Inc.                                                                      7,150          101,101
U.S. Bancorp a                                                                             29,210          820,217
United Bankshares, Inc.                                                                     9,447          330,173
Wachovia Corp. a                                                                            9,200          437,828
Webster Financial Corp.                                                                     3,160          142,073
                                                                                                    --------------
                                                                                                         3,008,122
                                                                                                    --------------
BEVERAGES -- 0.3%
PepsiCo, Inc.                                                                               3,950          224,004
                                                                                                    --------------
BIOTECHNOLOGY -- 0.2%
Celgene Corp.**                                                                             2,900          157,528
                                                                                                    --------------
BUILDING PRODUCTS -- 0.4%
USG Corp.*                                                                                  4,808          330,406
                                                                                                    --------------
CASINOS -- 0.3%
Shuffle Master, Inc.* a                                                                     8,665          229,016
                                                                                                    --------------
CHEMICALS -- 0.3%
International Flavors & Fragrances, Inc.                                                    1,300           46,332
Terra Industries, Inc.* a                                                                  35,200          234,080
                                                                                                    --------------
                                                                                                           280,412
                                                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 3.2%
Cendant Corp.                                                                              24,400          503,616
Dun & Bradstreet Corp.*                                                                     9,100          599,417
Equifax, Inc.                                                                               8,700          303,978
Republic Services, Inc.                                                                    18,600          656,394
ServiceMaster Co.                                                                          36,700          496,918
                                                                                                    --------------
                                                                                                         2,560,323
                                                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 1.4%
Cisco Systems, Inc.*                                                                       10,950          196,333
Harris Corp.                                                                                5,400          225,720
Juniper Networks, Inc.*                                                                     5,000          118,950
Motorola, Inc. a                                                                           18,100          399,829
Qualcomm, Inc. a                                                                            3,700          165,575
                                                                                                    --------------
                                                                                                         1,106,407
                                                                                                    --------------
COMPUTERS & PERIPHERALS -- 3.7%
Apple Computer, Inc.* a                                                                     3,500          187,635
Dell, Inc.*                                                                                10,840          370,728
EMC Corp.*                                                                                 54,600          706,524
Hewlett-Packard Co. a                                                                      36,700        1,071,640
Network Appliance, Inc.* a                                                                 14,450          343,043

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
COMPUTERS & PERIPHERALS (CONTINUED)
Western Digital Corp.*                                                                     25,400   $      328,422
                                                                                                    --------------
                                                                                                         3,007,992
                                                                                                    --------------
DISTRIBUTORS -- 0.2%
Brightpoint, Inc.*                                                                          8,880          169,963
                                                                                                    --------------
DIVERSIFIED FINANCIALS -- 2.3%
Advanta Corp. Class B                                                                       2,581           72,862
Arch Capital Group, Ltd.*                                                                   5,450          270,265
Capital One Financial Corp. a                                                               3,930          312,514
CompuCredit Corp.* a                                                                        8,540          379,347
Corrections Corp. of America*                                                               5,850          232,245
Euronet Worldwide, Inc.*                                                                    5,600          165,704
Federated Investors, Inc. Class B                                                           1,900           63,137
Moody's Corp. a                                                                             8,000          408,640
                                                                                                    --------------
                                                                                                         1,904,714
                                                                                                    --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.7%
Sprint Nextel Corp. a                                                                      23,422          556,975
                                                                                                    --------------
ELECTRIC UTILITIES -- 3.0%
AES Corp.*                                                                                  8,300          136,369
Cleco Corp.                                                                                11,645          274,589
Exelon Corp. a                                                                              4,000          213,760
FPL Group, Inc.                                                                             6,400          304,640
PG&E Corp. a                                                                               18,800          737,900
TXU Corp. a                                                                                 3,500          395,080
Xcel Energy, Inc. a                                                                        17,500          343,175
                                                                                                    --------------
                                                                                                         2,405,513
                                                                                                    --------------
ELECTRICAL EQUIPMENT -- 0.3%
AMETEK, Inc.                                                                                4,300          184,771
Regal-Beloit Corp.                                                                          2,779           90,151
                                                                                                    --------------
                                                                                                           274,922
                                                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Ingram Micro, Inc. Class A*                                                                 5,950          110,313
Jabil Circuit, Inc.*                                                                       12,100          374,132
                                                                                                    --------------
                                                                                                           484,445
                                                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
Denbury Resources, Inc.*                                                                    1,280           64,563
                                                                                                    --------------
FOOD & DRUG RETAILING -- 0.5%
Costco Wholesale Corp. a                                                                    1,750           75,408
CVS Corp.                                                                                   5,000          145,050
Ruddick Corp.                                                                               4,165           96,003
Walgreen Co.                                                                                2,400          104,280
                                                                                                    --------------
                                                                                                           420,741
                                                                                                    --------------
FOOD PRODUCTS -- 0.7%
Archer-Daniels-Midland Co.                                                                  9,700          239,202
Chiquita Brands International, Inc.                                                        12,750          356,363
                                                                                                    --------------
                                                                                                           595,565
                                                                                                    --------------
GAS UTILITIES -- 1.3%
AGL Resources, Inc.                                                                         5,215          193,529
Northwest Natural Gas Co.                                                                   3,800          141,436
ONEOK, Inc. a                                                                              20,205          687,374
                                                                                                    --------------
                                                                                                         1,022,339
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Biomet, Inc. a                                                                              2,150   $       74,627
CONMED Corp.*                                                                               6,792          189,361
IRIS International, Inc.*                                                                  10,400          191,776
Medtronic, Inc.                                                                             1,900          101,878
PerkinElmer, Inc.                                                                           3,900           79,443
Stryker Corp. a                                                                             2,070          102,320
                                                                                                    --------------
                                                                                                           739,405
                                                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 3.7%
Caremark Rx, Inc.*                                                                          3,900          194,727
Chemed Corp.                                                                                4,750          205,865
CIGNA Corp. a                                                                               4,300          506,798
Coventry Health Care, Inc.*                                                                 1,200          103,224
Express Scripts, Inc.*                                                                      1,700          105,740
Gilead Sciences, Inc.*                                                                      5,350          260,866
Humana, Inc.* a                                                                             7,400          354,312
IMS Health, Inc.                                                                            7,200          181,224
Invitrogen Corp.*                                                                           4,100          308,443
McKesson Corp. a                                                                            2,800          132,860
PacifiCare Health Systems, Inc.*                                                            2,700          215,406
Sunrise Senior Living, Inc.* a                                                              1,126           75,149
UnitedHealth Group, Inc. a                                                                  3,824          214,909
WellPoint, Inc.*                                                                            1,800          136,476
                                                                                                    --------------
                                                                                                         2,995,999
                                                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
Bluegreen Corp.*                                                                            5,790          102,193
Brinker International, Inc.                                                                 7,200          270,432
Darden Restaurants, Inc. a                                                                 13,100          397,847
P.F. Chang's China Bistro, Inc.*                                                            4,150          186,045
Yum! Brands, Inc. a                                                                        14,300          692,263
                                                                                                    --------------
                                                                                                         1,648,780
                                                                                                    --------------
HOUSEHOLD DURABLES -- 0.1%
Lennar Corp. Class A a                                                                        800           47,808
Toll Brothers, Inc.*                                                                        1,200           53,604
                                                                                                    --------------
                                                                                                           101,412
                                                                                                    --------------
HOUSEHOLD PRODUCTS -- 0.9%
Colgate-Palmolive Co.                                                                       6,400          337,856
Procter & Gamble Co. a                                                                      6,780          403,139
                                                                                                    --------------
                                                                                                           740,995
                                                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 2.7%
General Electric Co.                                                                       45,490        1,531,648
Tyco International, Ltd.                                                                   22,200          618,270
                                                                                                    --------------
                                                                                                         2,149,918
                                                                                                    --------------
INSURANCE -- 4.7%
AFLAC, Inc.                                                                                 6,200          280,860
Allstate Corp.                                                                              9,700          536,313
AmerUs Group Co. a                                                                          5,710          327,583
Assurant, Inc.                                                                             14,800          563,288
Genworth Financial, Inc. Class A a                                                          9,300          299,832
LandAmerica Financial Group, Inc.                                                           2,480          160,332
MetLife, Inc.                                                                              13,200          657,756
Safeco Corp.                                                                                7,800          416,364

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
W. R. Berkley Corp.                                                                        13,900   $      548,772
                                                                                                    --------------
                                                                                                         3,791,100
                                                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 1.1%
Activision, Inc.*                                                                          26,800          548,060
VeriSign, Inc.*                                                                             2,500           53,425
Websense, Inc.*                                                                             4,175          213,802
Yahoo!, Inc.*                                                                               1,600           54,144
                                                                                                    --------------
                                                                                                           869,431
                                                                                                    --------------
IT CONSULTING & SERVICES -- 1.7%
Accenture, Ltd. Class A                                                                     8,300          211,318
Agilysys, Inc.                                                                             16,097          271,073
Computer Sciences Corp.* a                                                                 13,300          629,223
Sykes Enterprises, Inc.*                                                                   24,350          289,765
                                                                                                    --------------
                                                                                                         1,401,379
                                                                                                    --------------
MACHINERY -- 0.4%
Flowserve Corp.*                                                                            4,005          145,582
ITT Industries, Inc. a                                                                        950          107,920
Tennant Co.                                                                                 1,680           68,846
                                                                                                    --------------
                                                                                                           322,348
                                                                                                    --------------
MARINE -- 0.3%
General Maritime Corp. a                                                                    7,195          264,848
                                                                                                    --------------
METALS & MINING -- 1.1%
Commercial Metals Co. a                                                                     6,338          213,844
Freeport-McMoRan Copper & Gold, Inc. Class B                                                3,800          184,642
Nucor Corp. a                                                                               2,500          147,475
Peabody Energy Corp. a                                                                      2,800          236,180
United States Steel Corp. a                                                                 3,400          143,990
                                                                                                    --------------
                                                                                                           926,131
                                                                                                    --------------
OIL & GAS -- 5.5%
Burlington Resources, Inc.                                                                  7,100          577,372
ConocoPhillips                                                                             15,300        1,069,623
Exxon Mobil Corp.                                                                          16,290        1,035,066
Marathon Oil Corp.                                                                          6,300          434,259
Newfield Exploration Co.**                                                                  2,100          103,110
Sunoco, Inc.                                                                                2,100          164,220
Tesoro Corp.                                                                                8,170          549,351
Valero Energy Corp.                                                                         5,000          565,300
                                                                                                    --------------
                                                                                                         4,498,301
                                                                                                    --------------
PHARMACEUTICALS -- 2.7%
Abbott Laboratories                                                                         2,600          110,240
Barr Pharmaceuticals, Inc.*                                                                   900           49,428
Bristol-Myers Squibb Co. a                                                                  9,350          224,961
Johnson & Johnson a                                                                        14,540          920,091
Medco Health Solutions, Inc.*                                                               2,900          159,007
Merck & Co., Inc.                                                                           1,900           51,699
Pfizer, Inc.                                                                               25,910          646,973
                                                                                                    --------------
                                                                                                         2,162,399
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTUINED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
REAL ESTATE -- 1.2%
American Home Mortgage Investment Corp. a                                                   7,940   $      240,582
Ashford Hospitality Trust                                                                  18,100          194,756
CB Richard Ellis Group, Inc. Class A*                                                       4,100          201,720
Entertainment Properties Trust                                                              3,650          162,900
New Century Financial Corp. a                                                               2,849          103,333
Town & Country Trust                                                                        2,140           62,103
                                                                                                    --------------
                                                                                                           965,394
                                                                                                    --------------
ROAD & RAIL -- 1.6%
Burlington Northern Santa Fe Corp.                                                          7,700          460,460
Dollar Thrifty Automotive Group, Inc.*                                                      5,380          181,144
Landstar System, Inc.                                                                       8,158          326,565
Yellow Roadway Corp.*                                                                       8,200          339,644
                                                                                                    --------------
                                                                                                         1,307,813
                                                                                                    --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.8%
Intel Corp. a                                                                              21,370          526,771
Texas Instruments, Inc. a                                                                   3,600          122,040
                                                                                                    --------------
                                                                                                           648,811
                                                                                                    --------------
SOFTWARE -- 1.6%
Adobe Systems, Inc. a                                                                       6,800          202,980
Autodesk, Inc.                                                                              3,300          153,252
Microsoft Corp.                                                                             8,440          217,161
Oracle Corp.* a                                                                            44,810          555,196
RSA Security, Inc.*                                                                         7,200           91,512
Symantec Corp.*                                                                             2,000           45,320
                                                                                                    --------------
                                                                                                         1,265,421
                                                                                                    --------------
SPECIALTY RETAIL -- 1.3%
American Eagle Outfitters, Inc. a                                                          10,200          240,006
Children's Place Retail Stores, Inc.* a                                                     7,769          276,887
Home Depot, Inc. a                                                                          4,500          171,630
Staples, Inc.                                                                              17,125          365,105
                                                                                                    --------------
                                                                                                         1,053,628
                                                                                                    --------------
TEXTILES & APPAREL -- 0.6%
Coach, Inc.*                                                                                5,940          186,278
V. F. Corp.                                                                                 2,500          144,925
Wolverine World Wide, Inc.                                                                  8,700          183,135
                                                                                                    --------------
                                                                                                           514,338
                                                                                                    --------------
TOTAL COMMON STOCK
   (Cost $39,438,163)                                                                                   48,165,082
                                                                                                    --------------

      Coupon                                                                             Par
       Rate                                                               Maturity      (000)
      ------                                                              --------   ------------
AGENCY OBLIGATIONS -- 2.4%
Federal Home Loan Mortgage Corp.
      4.200%                                                              12/28/07   $      1,000          993,515
Federal National Mortgage Association
      5.250%                                                              08/01/12            520          534,978

      Coupon                                                                             Par
       Rate                                                               Maturity      (000)           Value+
      ------                                                              --------   ------------   --------------
AGENCY OBLIGATIONS (CONTINUED)
Rowan Cos., Inc.
      4.330%                                                              05/01/19   $        400   $      388,946
                                                                                                    --------------
TOTAL AGENCY OBLIGATIONS
   (Cost $1,948,080)                                                                                     1,917,439
                                                                                                    --------------
ASSET - BACKED SECURITIES -- 2.9%
California Infrastructure Pacific Gas & Electric Series 1997-1,
   Class A8
      6.480%                                                              12/26/09            215          222,340
Citibank Credit Card Issuance Trust Series 2003-A6, Class A6
      2.900%                                                              05/17/10            600          575,876
Citibank Credit Card Issuance Trust Series 2005-B1, Class B1
      4.400%                                                              09/15/10            220          217,972
GMAC Mortgage Corp. Loan Trust Series 2005-HE2, Class A1
      3.910%                                                              11/25/35            334          334,454
Providian Gateway Master Trust Series 2004-DA 144A, Class A f
      3.350%                                                              09/15/11            240          234,300
Residential Funding Mortgage Securities Series 2001-HS2, Class A5
      6.920%                                                              04/25/31            225          225,011
Structured Asset Securities Corp. Series 2004-5H, Class A2
      4.430%                                                              12/25/33            340          338,329
Volkswagen Auto Loan Enhanced Trust Series 2003-2, Class A4
      2.940%                                                              03/22/10            220          215,066
                                                                                                    --------------
TOTAL ASSET - BACKED SECURITIES
   (Cost $2,411,513)                                                                                     2,363,348
                                                                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.8%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-T18,
   Class A4
      4.933%                                                              02/13/42            275          273,244
Countrywide Home Loans Series 2003-J6, Class 1A1
      5.500%                                                              08/25/33            284          282,194
DLJ Commercial Mortgage Corp. Series 1998-CF2, Class A1A
      5.880%                                                              11/12/31              4            3,675
Federal Home Loan Mortgage Corp. Series 1385, Class J
      7.000%                                                              10/15/07            250          252,514
Federal Home Loan Mortgage Corp. Series 2513, Class JE
      5.000%                                                              10/15/17            450          449,599
Federal Home Loan Mortgage Corp. Series 2760, Class GC
      3.500%                                                              02/15/11            235          233,078

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp. Series 2770, Class LA
      4.500%                                                              04/15/33   $        294   $      284,772
Federal Home Loan Mortgage Corp. Series 2835, Class HB
      5.500%                                                              08/15/24            305          307,650
Federal Home Loan Mortgage Corp. Series 2886, Class BE
      4.500%                                                              11/15/19            260          248,192
Federal Home Loan Mortgage Corp. Series 2886, Class CK
      5.000%                                                              11/15/19            280          278,313
Federal National Mortgage Association Series 1993-197, Class SB
      10.577%                                                             10/25/08             46           48,394
Federal National Mortgage Association Series 1997-20, Class IO
      1.840%                                                              03/25/27            508           28,563
Federal National Mortgage Association Series 1997-84, Class PL IO
      6.500%                                                              02/25/09             68            3,488
Federal National Mortgage Association Series 2000-M1, Class B
      7.424%                                                              11/17/18             69           70,620
Federal National Mortgage Association Series 2000-T8, Class A
      7.416%                                                              12/25/30             41           42,501
Federal National Mortgage Association Series 2001-68, Class PV
      6.000%                                                              11/25/18            485          494,054
Federal National Mortgage Association Series 2001-69, Class PE
      6.000%                                                              11/25/15            368          370,618
Federal National Mortgage Association Series 2002-73, Class OE
      5.000%                                                              11/25/17            400          398,957
Federal National Mortgage Association Series 2003-35, Class BC
      5.000%                                                              05/25/18            640          639,034
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 3A3
      4.902%                                                              06/19/35            266          266,215
Government National Mortgage Association Series 2004-84, Class XC IO
      0.498%                                                              09/16/44          4,069          268,261
Government National Mortgage Association Series 2004-108, Class C
      5.039%                                                              12/16/32            195          194,546
LB-UBS Commercial Mortgage Trust Series 2005-C2, Class A2
      4.821%                                                              04/15/30            270          269,897

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A3
      4.964%                                                              09/15/40   $        440   $      440,538
Master Alternative Loans Trust Series 2004-13, Class 8A1
      5.500%                                                              01/25/25            181          182,361
Master Alternative Loans Trust Series 2004-13, Class 12A1
      5.500%                                                              12/25/19            321          321,887
Master Asset Securitization Trust Series 2003-7, Class 4A33
      5.250%                                                              09/25/33            200          195,876
Morgan Stanley Capital I Series 2005-T17, Class A5
      4.780%                                                              12/13/41            195          192,196
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A
      5.105%                                                              10/25/34            235          235,836
Structured Asset Securities Corp. Series 1998-RF3, Class AIO IO
      6.100%                                                              06/15/28            118           10,512
Structured Asset Securities Corp. Series 2003-34A, Class 6A
      5.125%                                                              11/25/33            260          258,881
Structured Asset Securities Corp. Series 2005-2XS, Class 2A2
      5.150%                                                              02/25/35            226          225,562
Structured Asset Securities Corp. Series 2005-15, Class 4A1
      6.000%                                                              08/25/35            305          307,752
Washington Mutual Mortgage Securities Corp. Series 2002-S8, Class 2A7
      5.250%                                                              01/25/18            358          358,855
Wells Fargo Mortgage-Backed Securities Trust Series 2004-7, Class 2A2
      5.000%                                                              07/25/19            282          280,154
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR4, Class B1
      4.578%                                                              04/25/35            208          201,516
WMALT Mortgage Pass-Through Certificates Series 2005-4, Class CB7
      5.500%                                                              06/25/35            310          308,683
WMALT Mortgage Pass-Through Certificates Series 2005-6, Class 2A7
      5.500%                                                              08/25/35            320          320,947
                                                                                                    --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $9,629,520)                                                                                     9,549,935
                                                                                                    --------------
MORTGAGE - BACKED SECURITIES -- 5.3%
Federal Home Loan Mortgage Corp. Pool #A15284
      5.500%                                                              10/01/33            500          500,188

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Federal National Mortgage Association Pool #255917
      5.000%                                                              09/01/15   $        332   $      333,235
Federal National Mortgage Association Pool #345739
      7.500%                                                              03/01/27              3            3,542
Federal National Mortgage Association Pool #363317
      7.500%                                                              11/01/26              0              263
Federal National Mortgage Association Pool #368941
      7.500%                                                              12/01/26             18           19,367
Federal National Mortgage Association Pool #371323
      7.500%                                                              03/01/27             16           16,716
Federal National Mortgage Association Pool #555880
      5.500%                                                              11/01/33            314          314,064
Federal National Mortgage Association Pool #725232
      5.000%                                                              03/01/34          1,165        1,143,505
Federal National Mortgage Association Pool #755074
      5.500%                                                              12/01/33            396          396,683
Federal National Mortgage Association Pool #756294
      5.500%                                                              12/01/33             87           86,909
Federal National Mortgage Association Pool #759299
      5.500%                                                              01/01/34            269          269,202
Federal National Mortgage Association Pool #804292
      5.000%                                                              11/01/34            146          142,797
Federal National Mortgage Association Pool #810426
      6.000%                                                              03/01/35            193          195,910
Federal National Mortgage Association Pool #821954
      5.500%                                                              06/01/35            266          266,229
Federal National Mortgage Association Pool #821994
      5.500%                                                              07/01/35            261          261,222
Government National Mortgage Association Pool #442138
      8.000%                                                              11/15/26             42           45,539
Government National Mortgage Association Pool #553367
      5.500%                                                              07/15/33            318          321,734

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Government National Mortgage Association Pool #555127
      7.000%                                                              09/15/31   $          9   $        9,196
                                                                                                    --------------
TOTAL MORTGAGE - BACKED SECURITIES
   (Cost $4,352,330)                                                                                     4,326,301
                                                                                                    --------------
CORPORATE BONDS -- 8.3%
ELECTRIC -- 0.4%
AEP Texas Central Co.
      5.500%                                                              02/15/13            100          102,466
Consolidated Edison Co. of New York
      5.700%                                                              02/01/34             50           52,204
PECO Energy Co.
      3.500%                                                              05/01/08            200          193,989
                                                                                                    --------------
                                                                                                           348,659
                                                                                                    --------------
FINANCE - BANK -- 1.5%
Bank of America Corp.
      6.250%                                                              04/15/12            220          237,166
Capital One Bank
      4.250%                                                              12/01/08            160          157,238
      5.000%                                                              06/15/09            125          125,686
European Investment Bank
      2.375%                                                              06/15/07            230          222,886
JPMorgan Chase & Co.
      3.800%                                                              10/02/09            200          193,623
Manufacturers & Traders Trust Co.
      8.000%                                                              10/01/10            125          143,660
Royal Bank of Scotland Group P.L.C.
      5.000%                                                              10/01/14            100          100,755
                                                                                                    --------------
                                                                                                         1,181,014
                                                                                                    --------------
FINANCE - NON-BANK -- 1.7%
Associates Corp. N.A.
      6.950%                                                              11/01/18             60           70,205
Boeing Capital Corp.
      7.375%                                                              09/27/10            180          201,026
CIT Group, Inc.
      5.000%                                                              02/13/14             55           54,518
Ford Motor Credit Corp.
      5.800%                                                              01/12/09            150          140,064
General Electric Capital Corp.
      4.875%                                                              03/04/15             75           74,837
Lehman Brothers Holdings, Inc.
      4.000%                                                              01/22/08             55           54,287
      7.000%                                                              02/01/08             40           42,014
Merrill Lynch & Co., Inc.
      4.125%                                                              09/10/09            100           97,779
MetLife, Inc.
      5.700%                                                              06/15/35            150          149,643
Simon Property Group L.P.
      5.375%                                                              08/28/08             35           35,599
SLM Corp.
      5.375%                                                              05/15/14            220          225,550

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Textron Financial Corp.
      5.875%                                                              06/01/07   $        200   $      203,735
                                                                                                    --------------
                                                                                                         1,349,257
                                                                                                    --------------
INDUSTRIAL -- 3.4%
Boeing Co.
      8.750%                                                              09/15/31            100          144,898
Caterpillar, Inc.
      7.300%                                                              05/01/31            200          253,165
Centex Corp.
      4.750%                                                              01/15/08            130          129,246
Comcast Cable Communications, Inc.
      7.125%                                                              06/15/13             75           83,584
Comcast Corp.
      5.300%                                                              01/15/14            190          189,820
DaimlerChrysler N.A. Holding Corp.
      4.875%                                                              06/15/10            170          166,776
Diageo Capital P.L.C.
      4.375%                                                              05/03/10            200          196,952
First Data Corp.
      4.850%                                                              10/01/14            120          118,921
Genentech, Inc. Series 144A f
      5.250%                                                              07/15/35            100           96,705
General Mills, Inc.
      6.000%                                                              02/15/12             80           84,843
H.J. Heinz Co.
      6.000%                                                              03/15/08            225          230,807
Harrahs Operating Co., Inc. Series 144A f
      5.625%                                                              06/01/15            100           99,038
John Deere Capital Corp.
      5.100%                                                              01/15/13            150          152,019
Kimberly-Clark Corp.
      4.875%                                                              08/15/15            300          300,912
Kohls Corp.
      6.300%                                                              03/01/11            220          234,227
Kroger Co.
      6.800%                                                              04/01/11             85           90,691
Procter & Gamble Co. - Guaranteed ESOP Debentures Series A
      9.360%                                                              01/01/21            150          198,913
                                                                                                    --------------
                                                                                                         2,771,517
                                                                                                    --------------
NATURAL GAS -- 0.2%
Duke Energy Field Services
      7.875%                                                              08/16/10            150          168,823
                                                                                                    --------------
OIL -- 0.2%
Conoco, Inc.
      6.950%                                                              04/15/29            165          201,488
                                                                                                    --------------
TELEPHONES -- 0.8%
BellSouth Corp.
      6.000%                                                              11/15/34            235          236,794
France Telecom S.A.
      8.000%                                                              03/01/11            100          113,674

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
CORPORATE BONDS (CONTINUED)
TELEPHONES (CONTINUED)
Verizon Global Funding Corp.
      7.750%                                                              12/01/30   $         30   $       36,660
Vodafone Group P.L.C.
      7.750%                                                              02/15/10            250          279,115
                                                                                                    --------------
                                                                                                           666,243
                                                                                                    --------------
TRANSPORTATION -- 0.1%
CSX Corp.
      6.750%                                                              03/15/11             50           54,240
                                                                                                    --------------
TOTAL CORPORATE BONDS
   (Cost $6,633,740)                                                                                     6,741,241
                                                                                                    --------------
U.S. TREASURY OBLIGATIONS -- 7.9%
U.S. TREASURY BONDS -- 2.9%
      11.250% a                                                           02/15/15            415          632,891
      8.750%                                                              05/15/20            120          173,231
      8.750% a                                                            08/15/20            823        1,191,390
      8.000%                                                              11/15/21             85          117,692
      5.500% a                                                            08/15/28            185          207,923
                                                                                                    --------------
                                                                                                         2,323,127
                                                                                                    --------------
U.S. TREASURY NOTES -- 4.8%
      5.750%                                                              11/15/05            705          707,066
      3.750% a                                                            05/15/08            635          628,402
      3.500% a                                                            08/15/09            860          838,535
      6.000% a                                                            08/15/09            680          723,377
      4.875% a                                                            02/15/12            550          568,713
      4.250% a                                                            08/15/13            175          174,453
      4.250% a                                                            08/15/14            285          283,308
                                                                                                    --------------
                                                                                                         3,923,854
                                                                                                    --------------
U.S. TREASURY STRIPS -- 0.2%
      0.000%                                                              11/15/27            396          142,657
                                                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $6,444,292)                                                                                     6,389,638
                                                                                                    --------------

                                                                                        Shares
                                                                                     ------------
TEMPORARY INVESTMENTS -- 1.7%
Dreyfus Cash Management Plus #719                                                          23,022           23,022
Goldman Sachs Financial Square Money Market Portfolio                                     404,832          404,832
JPMorgan Prime Money Market Fund                                                          913,175          913,175
                                                                                                    --------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $1,341,029)                                                                                     1,341,029
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)
      ------                                                              --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 26.5%
CERTIFICATES OF DEPOSIT -- 0.8%
Banco Santander S.A.
      3.715%                                                              06/13/06   $        683          682,693
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
COMMERCIAL PAPER -- 6.4%
Morgan Stanley
      4.017%                                                              01/10/06   $      1,583   $    1,582,739
Skandinaviska Enskilda Banken AB
      3.759%                                                              01/17/06          3,586        3,586,006
                                                                                                    --------------
                                                                                                         5,168,745
                                                                                                    --------------
TIME DEPOSITS -- 4.3%
Chase Manhattan Bank
      3.875%                                                              10/03/05          1,226        1,225,956
Societe Generale
      3.937%                                                              10/03/05          1,058        1,058,118
Wells Fargo & Co.
      3.875%                                                              10/03/05          1,226        1,225,956
                                                                                                    --------------
                                                                                                         3,510,030
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS -- 15.0%
Bank of America N.A.
      4.017%                                                              12/31/14          2,326        2,326,348
Lehman Brothers Holdings, Inc.
      3.997%                                                              10/28/05          1,399        1,398,692
Merrill Lynch & Co., Inc. Master Notes
      4.037%                                                              10/04/05          4,835        4,835,419
Morgan Stanley
      4.017%                                                              11/07/05            105          104,935
      4.007%                                                              12/19/05          1,710        1,710,090
Natexis Banques
      3.987%                                                              01/20/06          1,428        1,428,095
Sedna Finance Corp.
      3.738%                                                              10/17/05            312          312,288
                                                                                                    --------------
                                                                                                        12,115,867
                                                                                                    --------------

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
   (Cost $21,477,335)                                                                                   21,477,335
                                                                                                    --------------

TOTAL INVESTMENTS -- 126.2%
   (Cost $93,676,002)                                                                                  102,271,348
                                                                                                    --------------

OTHER ASSETS AND LIABILITIES -- (26.2%)
Dividends receivable and other assets                                                                      334,126
Receivable for capital stock sold                                                                            1,405
Payable upon return of collateral on securities loaned                                                 (21,477,334)
Payable for capital stock redeemed                                                                          (6,823)
Accrued expenses                                                                                           (53,287)
                                                                                                    --------------
                                                                                                       (21,201,913)
                                                                                                    --------------

NET ASSETS -- 100.0%                                                                                $   81,069,435
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $   93,782,293
                                         ==============
Gross Appreciation                       $    9,851,748
Gross Depreciation                           (1,362,693)
                                         --------------
Net Appreciation                         $    8,489,055
                                         ==============

+     See Note 1.

*     Non-income producing security.

a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $20,887,324, and the total market value of the collateral held by the portfolio is $21,477,335.

f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.

IO    -- Interest Only Security.

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK -- 98.7%
AEROSPACE & DEFENSE -- 5.5%
Boeing Co. a                                                                               27,400   $    1,861,830
General Dynamics Corp.                                                                     26,200        3,132,210
Rockwell Collins, Inc.                                                                     19,600          947,072
United Technologies Corp.                                                                  40,800        2,115,072
                                                                                                    --------------
                                                                                                         8,056,184
                                                                                                    --------------
BANKS -- 4.6%
Bank of America Corp.                                                                      79,600        3,351,160
Wachovia Corp. a                                                                           71,900        3,421,721
                                                                                                    --------------
                                                                                                         6,772,881
                                                                                                    --------------
BEVERAGES -- 0.7%
Pepsi Bottling Group, Inc.                                                                 34,400          982,120
                                                                                                    --------------
CHEMICALS -- 1.9%
Monsanto Co.                                                                               30,200        1,895,050
Praxair, Inc.                                                                              19,400          929,842
                                                                                                    --------------
                                                                                                         2,824,892
                                                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
BISYS Group, Inc.*                                                                         45,900          616,437
Cendant Corp.                                                                             106,600        2,200,224
                                                                                                    --------------
                                                                                                         2,816,661
                                                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 3.1%
Deutsche Telekom A.G. ADR                                                                  43,500          793,440
Motorola, Inc. a                                                                          103,000        2,275,270
Nokia Corp. ADR                                                                            82,500        1,395,075
                                                                                                    --------------
                                                                                                         4,463,785
                                                                                                    --------------
COMPUTERS & PERIPHERALS -- 6.0%
Apple Computer, Inc.* a                                                                    52,500        2,814,525
Dell, Inc.*                                                                                51,660        1,766,772
EMC Corp.*                                                                                170,900        2,211,446
International Business Machines Corp. a                                                    18,110        1,452,784
Western Digital Corp.*                                                                     41,700          539,181
                                                                                                    --------------
                                                                                                         8,784,708
                                                                                                    --------------
DIVERSIFIED FINANCIALS -- 5.2%
Capital One Financial Corp. a                                                              19,412        1,543,642
Lehman Brothers Holdings, Inc. a                                                           31,300        3,645,824
Moody's Corp. a                                                                            46,100        2,354,788
                                                                                                    --------------
                                                                                                         7,544,254
                                                                                                    --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.6%
Sprint Nextel Corp.                                                                       157,263        3,739,714
                                                                                                    --------------
ELECTRIC UTILITIES -- 5.6%
Dominion Resources, Inc. a                                                                 40,400        3,480,056
Southern Co.                                                                               90,180        3,224,837
Xcel Energy, Inc.                                                                          76,700        1,504,087
                                                                                                    --------------
                                                                                                         8,208,980
                                                                                                    --------------
FOOD & DRUG RETAILING -- 3.8%
Costco Wholesale Corp. a                                                                   43,000        1,852,870
CVS Corp.                                                                                  72,300        2,097,423
Del Monte Foods Co.*                                                                      153,900        1,651,347
                                                                                                    --------------
                                                                                                         5,601,640
                                                                                                    --------------
FOOD PRODUCTS -- 2.5%
Archer-Daniels-Midland Co.                                                                 50,200        1,237,932

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
FOOD PRODUCTS (CONTINUED)
Kraft Foods, Inc. Class A a                                                                79,900   $    2,444,141
                                                                                                    --------------
                                                                                                         3,682,073
                                                                                                    --------------
GAS UTILITIES -- 0.6%
ONEOK, Inc. a                                                                              25,600          870,912
                                                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
Boston Scientific Corp.*                                                                   42,200          986,214
PerkinElmer, Inc.                                                                          53,900        1,097,943
                                                                                                    --------------
                                                                                                         2,084,157
                                                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 5.7%
Cardinal Health, Inc. a                                                                    34,900        2,214,056
Caremark Rx, Inc.*                                                                         83,943        4,191,274
Invitrogen Corp.*                                                                          14,200        1,068,266
WellPoint, Inc.*                                                                           11,200          849,184
                                                                                                    --------------
                                                                                                         8,322,780
                                                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Starbucks Corp.*                                                                            9,350          468,435
Yum! Brands, Inc. a                                                                        38,700        1,873,467
                                                                                                    --------------
                                                                                                         2,341,902
                                                                                                    --------------
HOUSEHOLD PRODUCTS -- 2.7%
Procter & Gamble Co. a                                                                     67,540        4,015,929
                                                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 3.4%
General Electric Co.                                                                      123,152        4,146,528
Tyco International, Ltd.                                                                   27,900          777,015
                                                                                                    --------------
                                                                                                         4,923,543
                                                                                                    --------------
INSURANCE -- 6.6%
Allstate Corp.                                                                             41,300        2,283,477
MetLife, Inc.                                                                              73,100        3,642,573
Nationwide Financial Services, Inc. Class A                                                41,200        1,650,060
W. R. Berkley Corp.                                                                        54,200        2,139,816
                                                                                                    --------------
                                                                                                         9,715,926
                                                                                                    --------------
MACHINERY -- 2.6%
American Standard Cos., Inc.                                                               18,200          847,210
Danaher Corp. a                                                                            55,800        3,003,714
                                                                                                    --------------
                                                                                                         3,850,924
                                                                                                    --------------
MEDIA -- 1.5%
Comcast Corp. Class A*                                                                     73,700        2,165,306
                                                                                                    --------------
OIL & GAS -- 9.7%
Apache Corp.                                                                               12,400          932,728
Exxon Mobil Corp.                                                                          90,890        5,775,150
Marathon Oil Corp.                                                                         59,575        4,106,505
Occidental Petroleum Corp.                                                                 15,000        1,281,450
Valero Energy Corp.                                                                        18,900        2,136,834
                                                                                                    --------------
                                                                                                        14,232,667
                                                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.8%
Weyerhaeuser Co. a                                                                         16,900        1,161,875
                                                                                                    --------------
PHARMACEUTICALS -- 5.2%
Abbott Laboratories                                                                        30,300        1,284,720
Johnson & Johnson a                                                                        56,500        3,575,320
Pfizer, Inc.                                                                               56,470        1,410,056

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Sanofi-Aventis ADR                                                                         31,000   $    1,288,050
                                                                                                    --------------
                                                                                                         7,558,146
                                                                                                    --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.1%
Intel Corp. a                                                                             148,705        3,665,578
QLogic Corp.*                                                                              23,700          810,540
                                                                                                    --------------
                                                                                                         4,476,118
                                                                                                    --------------
SOFTWARE -- 6.8%
Adobe Systems, Inc. a                                                                      34,000        1,014,900
BEA Systems, Inc.*                                                                         99,700          895,306
Cadence Design Systems, Inc.* a                                                            77,800        1,257,248
Cerner Corp.* a                                                                            12,000        1,043,160
Citrix Systems, Inc.*                                                                      36,200          910,068
Fair Isaac Corp.                                                                           15,700          703,360
Microsoft Corp.                                                                           129,460        3,331,006
Oracle Corp.*                                                                              62,300          771,897
                                                                                                    --------------
                                                                                                         9,926,945
                                                                                                    --------------
SPECIALTY RETAIL -- 2.2%
American Eagle Outfitters, Inc. a                                                          60,400        1,421,212
Home Depot, Inc. a                                                                         48,300        1,842,162
                                                                                                    --------------
                                                                                                         3,263,374
                                                                                                    --------------
TEXTILES & APPAREL -- 1.4%
Coach, Inc.*                                                                               31,000          972,160
Nike, Inc. Class B                                                                         12,900        1,053,672
                                                                                                    --------------
                                                                                                         2,025,832
                                                                                                    --------------
TOTAL COMMON STOCK
   (Cost $122,431,476)                                                                                 144,414,228
                                                                                                    --------------
TEMPORARY INVESTMENTS -- 1.3%
Goldman Sachs Financial Square Money Market Portfolio                                     345,564          345,564
JPMorgan Prime Money Market Fund                                                        1,468,499        1,468,499
                                                                                                    --------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $1,814,063)                                                                                     1,814,063
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)
      ------                                                              --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 29.9%
CERTIFICATES OF DEPOSIT -- 3.3%
Banco Santander S.A.
      3.715%                                                              06/13/06   $      4,763        4,763,237
                                                                                                    --------------
COMMERCIAL PAPER -- 4.9%
Morgan Stanley
      4.017%                                                              01/10/06          2,449        2,449,002
Skandinaviska Enskilda Banken AB
      3.759%                                                              01/17/06          4,761        4,761,053
                                                                                                    --------------
                                                                                                         7,210,055
                                                                                                    --------------
TIME DEPOSITS -- 5.3%
Chase Manhattan Bank
      3.875%                                                              10/03/05          2,122        2,122,007

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
TIME DEPOSITS (CONTINUED)
Societe Generale
      3.937%                                                              10/03/05   $      3,567   $    3,566,861
Wells Fargo & Co.
      3.875%                                                              10/03/05          2,122        2,122,008
                                                                                                    --------------
                                                                                                         7,810,876
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS -- 16.4%
Bank of America N.A.
      4.017%                                                              12/31/14          2,599        2,599,432
Lehman Brothers Holdings, Inc.
      3.997%                                                              10/28/05            758          758,266
Merrill Lynch & Co., Inc. Master Notes
      4.037%                                                              10/04/05          6,878        6,878,029
Morgan Stanley
      4.007%                                                              12/19/05          5,573        5,572,907
Natexis Banques
      3.987%                                                              01/20/06          4,031        4,030,629
Sedna Finance Corp.
      3.738%                                                              10/17/05          4,142        4,141,798
                                                                                                    --------------
                                                                                                        23,981,061
                                                                                                    --------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
   (Cost $43,765,229)                                                                                   43,765,229
                                                                                                    --------------
TOTAL INVESTMENTS -- 129.9%
   (Cost $168,010,768)                                                                                 189,993,520
                                                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (29.9%)
Dividends receivable and other assets                                                                      141,013
Receivable for capital stock sold                                                                            1,388
Payable upon return of collateral on securities loaned                                                 (43,765,229)
Payable for capital stock redeemed                                                                          (4,366)
Accrued expenses                                                                                          (107,145)
                                                                                                    --------------

                                                                                                       (43,734,339)
                                                                                                    --------------

NET ASSETS -- 100.0%                                                                                $  146,259,181
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $  168,744,988
                                         ==============
Gross Appreciation                       $   23,268,836
Gross Depreciation                           (2,020,304)
                                         --------------
Net Appreciation                         $   21,248,532
                                         ==============

+     See Note 1.

*     Non-income producing security.

a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $42,670,427, and the total market value of the collateral held by the portfolio is $43,765,229.

ADR   -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares           Value+
                                                                                     ------------   --------------
COMMON STOCK -- 98.0%
BRAZIL -- 13.6%
Banco Bradesco S.A.                                                                       123,700   $    5,712,986
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR a                            100,660        2,906,054
Companhia de Bebidas das Americas - PR ADR                                                 92,400        3,435,432
Companhia Energetica de Minas Gerais                                                  170,030,000        5,184,306
Companhia Vale do Rio Doce ADR                                                            167,280        6,508,865
Contax Participacoes S.A. ADR*                                                            211,000          131,073
Petroleo Brasileiro S.A. ADR a                                                            201,120       14,378,069
Tele Norte Leste Participacoes S.A. ADR                                                   211,000        3,487,830
Telesp Celular Participacoes S.A. ADR*                                                    708,366        2,769,711
                                                                                                    --------------
                                                                                                        44,514,326
                                                                                                    --------------
CHILE -- 0.7%
Madeco S.A. ADR*                                                                          230,000        2,152,800
                                                                                                    --------------
CHINA -- 10.3%
China Mobile, Ltd.                                                                      1,490,020        7,298,982
China Petroleum & Chemical Corp. (Sinopec)                                              9,700,000        4,439,016
Datang International Power Generation Co., Ltd.                                         4,438,960        3,404,747
Denway Motors, Ltd.                                                                    15,346,280        5,588,666
Gome Electrical Appliances Holdings, Ltd.                                               4,600,000        2,772,210
Lenovo Group, Ltd.                                                                      7,300,000        3,528,911
Ping An Insurance (Group) Co. of China, Ltd.                                            3,817,280        6,667,759
                                                                                                    --------------
                                                                                                        33,700,291
                                                                                                    --------------
HONG KONG -- 3.5%
HSBC Holdings P.L.C.                                                                      217,762        3,542,649
Hutchison Whampoa, Ltd.                                                                   462,450        4,784,058
Johnson Electric Holdings, Ltd.                                                         3,118,180        2,994,636
                                                                                                    --------------
                                                                                                        11,321,343
                                                                                                    --------------
HUNGARY -- 2.0%
Gedeon Richter Rt.                                                                         19,160        3,449,506
OTP Bank Rt.                                                                               80,350        3,157,721
                                                                                                    --------------
                                                                                                         6,607,227
                                                                                                    --------------
INDIA -- 4.3%
Bharti Tele-Ventures, Ltd.*                                                               256,512        2,033,772
Gujarat Ambuja Cements, Ltd.                                                            3,000,750        5,239,621
Hero Honda Motors, Ltd.                                                                   211,000        3,561,870
Oil & Natural Gas Corp., Ltd.                                                             139,000        3,354,911
                                                                                                    --------------
                                                                                                        14,190,174
                                                                                                    --------------
INDONESIA -- 2.3%
PT Indonesian Satellite Corp. TBK                                                      14,825,220        7,628,511
                                                                                                    --------------
ISRAEL -- 0.9%
Bank Hapoalim, Ltd.                                                                       788,000        3,065,421
                                                                                                    --------------
KOREA -- 16.3%
GS Home Shopping, Inc.                                                                     32,000        3,324,197
Hyundai Motor Co., Ltd.                                                                   100,580        7,855,553

                                                                                        Shares           Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
KOREA (CONTINUED)
Kookmin Bank ADR a                                                                        199,191   $   11,802,067
LG Chem, Ltd.                                                                             139,820        6,016,213
Samsung Electronics Co., Ltd. Series 144A GDR f a                                          54,900       15,619,050
Shinsegae Co., Ltd.                                                                        24,300        9,012,075
                                                                                                    --------------
                                                                                                        53,629,155
                                                                                                    --------------
MALAYSIA -- 0.8%
Maxis Communications BHD                                                                1,007,900        2,527,104
                                                                                                    --------------
MEXICO -- 5.6%
America Movil S.A. de C.V. -L ADR                                                         149,470        3,934,050
Cemex S.A. de C.V. ADR                                                                    143,039        7,480,940
Coca-Cola Femsa S.A. de C.V. a                                                            130,820        3,494,202
Grupo Televisa S.A. ADR                                                                    49,000        3,513,790
                                                                                                    --------------
                                                                                                        18,422,982
                                                                                                    --------------
RUSSIA -- 9.8%
LUKOIL ADR                                                                                283,480       16,370,970
Norilsk Nickel Mining and Metallurgical Co. ADR a                                          74,060        5,876,661
Surgutneftegaz ADR                                                                         89,200        7,747,020
Wimm-Bill-Dann Foods ADR*                                                                 121,140        2,325,888
                                                                                                    --------------
                                                                                                        32,320,539
                                                                                                    --------------
SINGAPORE -- 0.7%
DBS Group Holdings, Ltd.                                                                  233,530        2,180,653
                                                                                                    --------------
SOUTH AFRICA -- 9.4%
Barloworld, Ltd.                                                                          264,190        4,828,708
Impala Platinum Holdings, Ltd.                                                             49,000        5,568,094
Nedbank Group, Ltd.                                                                       388,447        5,629,047
Network Healthcare Holdings, Ltd.                                                       2,770,000        2,851,631
Old Mutual P.L.C.                                                                       1,411,960        3,455,435
Standard Bank Group, Ltd.                                                                 150,000        1,650,295
Telkom South Africa, Ltd.                                                                 349,000        6,919,114
                                                                                                    --------------
                                                                                                        30,902,324
                                                                                                    --------------
TAIWAN -- 10.3%
Asustek Computer, Inc.                                                                  3,116,010        8,356,809
Chi Mei Optoelectronics Corp.                                                           2,985,000        3,296,628
Chinatrust Financial Holding Co., Ltd.                                                  8,111,472        6,990,646
President Chain Store Corp.                                                             3,482,349        6,506,023
Taiwan Semiconductor Manufacturing Co., Ltd.                                            5,357,092        8,604,150
                                                                                                    --------------
                                                                                                        33,754,256
                                                                                                    --------------
THAILAND -- 4.1%
Advanced Information Service Public Co., Ltd. c                                         1,140,200        3,000,161
Bangkok Bank Public Co., Ltd.                                                           1,707,000        4,741,089
Land & Houses Public Co., Ltd.                                                         26,400,000        5,820,928
                                                                                                    --------------
                                                                                                        13,562,178
                                                                                                    --------------
TURKEY -- 3.4%
Akbank T.A.S.                                                                           1,012,000        6,726,624
Enka Insaat ve Sanayi A.S.                                                                403,000        4,399,629

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares           Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
TURKEY (CONTINUED)
Haci Omer Sabanci Holding A.S.                                                                  2   $           10
                                                                                                    --------------
                                                                                                        11,126,263
                                                                                                    --------------
TOTAL COMMON STOCK
   (Cost $224,137,817)                                                                                 321,605,547
                                                                                                    --------------

      Coupon                                                                             Par
       Rate                                                               Maturity      (000)
      ------                                                              --------   ------------
U.S. TREASURY OBLIGATIONS -- 1.9%
U.S. Treasury Bills
      3.186%                                                              12/15/05   $      4,026        3,999,646
      3.240%                                                              12/15/05          2,000        1,986,908
      3.260%                                                              12/15/05            207          205,645
                                                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $6,191,371)                                                                                     6,192,199
                                                                                                    --------------

                                                                                        Shares
                                                                                     ------------
TEMPORARY INVESTMENTS -- 0.5%
Galaxy Institutional Money Market Fund
   (Cost $1,646,468)                                                                    1,646,468        1,646,468
                                                                                                    --------------
CURRENCY -- 0.0%
Taiwanese Dollar
   (Cost $16,430)                                                                         545,889           16,450
                                                                                                    --------------

      Coupon                                                                             Par
       Rate                                                               Maturity      (000)
      ------                                                              --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 10.1%
TIME DEPOSITS -- 5.1%
Chase Manhattan Bank
      3.875%                                                              10/03/05   $      6,501        6,501,236
Societe Generale
      3.937%                                                              10/03/05          3,912        3,911,592
Wells Fargo & Co.
      3.875%                                                              10/03/05          6,501        6,501,236
                                                                                                    --------------
                                                                                                        16,914,064
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS -- 5.0%
Bank of America N.A.
      4.017%                                                              12/31/14          7,964        7,963,932
Morgan Stanley
      4.007%                                                              12/19/05          6,012        6,011,978
Sedna Finance Corp.
      3.738%                                                              10/17/05          2,339        2,338,906
                                                                                                    --------------
                                                                                                        16,314,816
                                                                                                    --------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
   (Cost $33,228,880)                                                                                   33,228,880
                                                                                                    --------------
TOTAL INVESTMENTS -- 110.5%
   (Cost $265,220,966)                                                                                 362,689,544
                                                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (10.5%)
Dividends receivable and other assets                                                                      902,447
Receivable for securities sold                                                                              79,892
Receivable for capital stock sold                                                                           28,779
Payable upon return of collateral on securities loaned                                                 (33,228,880)
Payable for securities purchased                                                                        (1,634,087)
Payable for capital stock redeemed                                                                             (80)
Payable for foreign taxes                                                                                 (201,813)
Accrued expenses                                                                                          (394,453)
                                                                                                    --------------

                                                                                                       (34,448,195)
                                                                                                    --------------

NET ASSETS -- 100.0%                                                                                $  328,241,349
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $  265,263,933
                                         ==============
Gross Appreciation                       $   98,422,122
Gross Depreciation                             (996,511)
                                         --------------
Net Appreciation                         $   97,425,611
                                         ==============

+     See Note 1.

*     Non-income producing security.

a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $32,241,078, and the total market value of the collateral held by the portfolio is $33,228,880.

c Security fair valued using methods determined in good faith by the Pricing Committee of the Board of Trustees.

f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.

ADR   -- American Depositary Receipt.

GDR   -- Global Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          Shares        Value+
                                                                                         --------   --------------
COMMON STOCK -- 97.3%
AEROSPACE & DEFENSE -- 0.7%
Precision Castparts Corp.                                                                  38,800   $    2,060,280
                                                                                                    --------------
AUTOMOBILES -- 0.9%
AutoNation, Inc.* a                                                                        52,600        1,050,422
Ford Motor Co.                                                                            158,400        1,561,824
                                                                                                    --------------
                                                                                                         2,612,246
                                                                                                    --------------
BANKS -- 8.3%
AmSouth Bancorp. a                                                                         37,300          942,198
Bank of America Corp. a                                                                   153,500        6,462,350
U.S. Bancorp a                                                                            309,200        8,682,336
Wachovia Corp. a                                                                          155,221        7,386,967
                                                                                                    --------------
                                                                                                        23,473,851
                                                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 8.8%
Cendant Corp.                                                                             217,300        4,485,072
Dun & Bradstreet Corp.*                                                                    48,100        3,168,347
Equifax, Inc.                                                                             148,800        5,199,072
Republic Services, Inc.                                                                   211,900        7,477,951
ServiceMaster Co.                                                                         336,600        4,557,564
                                                                                                    --------------
                                                                                                        24,888,006
                                                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 0.4%
Motorola, Inc. a                                                                           49,500        1,093,455
                                                                                                    --------------
COMPUTERS & PERIPHERALS -- 4.9%
EMC Corp.*                                                                                292,600        3,786,244
Hewlett-Packard Co. a                                                                     246,800        7,206,560
Western Digital Corp.*                                                                    226,600        2,929,938
                                                                                                    --------------
                                                                                                        13,922,742
                                                                                                    --------------
DIVERSIFIED FINANCIALS -- 4.0%
AmeriCredit Corp.*                                                                         57,000        1,360,590
Capital One Financial Corp. a                                                              48,700        3,872,624
Citigroup, Inc.                                                                            95,590        4,351,257
JPMorgan Chase & Co.                                                                       49,300        1,672,749
                                                                                                    --------------
                                                                                                        11,257,220
                                                                                                    --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.5%
Sprint Nextel Corp. a                                                                     294,400        7,000,832
                                                                                                    --------------
ELECTRIC UTILITIES -- 6.9%
Exelon Corp.                                                                               93,800        5,012,672
FPL Group, Inc.                                                                            60,000        2,856,000
PG&E Corp.                                                                                159,700        6,268,225
TXU Corp.                                                                                  18,600        2,099,568
Xcel Energy, Inc.                                                                         161,800        3,172,898
                                                                                                    --------------
                                                                                                        19,409,363
                                                                                                    --------------
FOOD PRODUCTS -- 3.1%
Archer-Daniels-Midland Co.                                                                 63,300        1,560,978
Campbell Soup Co.                                                                         185,100        5,506,725
Pilgrim's Pride Corp.                                                                      43,900        1,597,960
                                                                                                    --------------
                                                                                                         8,665,663
                                                                                                    --------------
GAS UTILITIES -- 3.5%
NiSource, Inc.                                                                            196,200        4,757,850
ONEOK, Inc. a                                                                              68,500        2,330,370
Sempra Energy                                                                              62,000        2,917,720
                                                                                                    --------------
                                                                                                        10,005,940
                                                                                                    --------------

                                                                                          Shares        Value+
                                                                                         --------   --------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES -- 4.3%
Caremark Rx, Inc.*                                                                         29,900   $    1,492,907
CIGNA Corp. a                                                                              46,500        5,480,490
Health Net, Inc.*                                                                          30,000        1,419,600
Humana, Inc.* a                                                                            50,350        2,410,758
Invitrogen Corp.*                                                                          19,500        1,466,985
                                                                                                    --------------
                                                                                                        12,270,740
                                                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 3.8%
Brinker International, Inc.                                                                63,700        2,392,572
Darden Restaurants, Inc. a                                                                129,300        3,926,841
Yum! Brands, Inc. a                                                                        89,200        4,318,172
                                                                                                    --------------
                                                                                                        10,637,585
                                                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 3.7%
General Electric Co.                                                                      309,600       10,424,232
                                                                                                    --------------
INSURANCE -- 13.2%
Allstate Corp.                                                                             97,700        5,401,833
AmerUs Group Co. a                                                                         42,000        2,409,540
Assurant, Inc.                                                                            116,000        4,414,960
Chubb Corp. a                                                                              34,700        3,107,385
Genworth Financial, Inc. Class A a                                                         44,600        1,437,904
HCC Insurance Holdings, Inc.                                                               36,750        1,048,477
MetLife, Inc.                                                                             156,900        7,818,327
Prudential Financial, Inc.                                                                 27,850        1,881,546
Safeco Corp.                                                                               98,500        5,257,930
W. R. Berkley Corp.                                                                       113,950        4,498,746
                                                                                                    --------------
                                                                                                        37,276,648
                                                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 1.3%
Activision, Inc.*                                                                         182,600        3,734,170
                                                                                                    --------------
IT CONSULTING & SERVICES -- 2.5%
Accenture, Ltd. Class A                                                                   163,300        4,157,618
Computer Sciences Corp.* a                                                                 63,900        3,023,109
                                                                                                    --------------
                                                                                                         7,180,727
                                                                                                    --------------
METALS & MINING -- 2.0%
Nucor Corp. a                                                                              28,500        1,681,215
Peabody Energy Corp. a                                                                     29,400        2,479,890
United States Steel Corp. a                                                                38,500        1,630,475
                                                                                                    --------------
                                                                                                         5,791,580
                                                                                                    --------------
OIL & GAS -- 14.5%
Burlington Resources, Inc.                                                                 48,600        3,952,152
ConocoPhillips                                                                            147,500       10,311,725
Exxon Mobil Corp.                                                                         178,900       11,367,306
Marathon Oil Corp.                                                                        107,100        7,382,403
Sunoco, Inc.                                                                               19,800        1,548,360
Tesoro Corp.                                                                               54,200        3,644,408
Valero Energy Corp.                                                                        25,100        2,837,806
                                                                                                    --------------
                                                                                                        41,044,160
                                                                                                    --------------
PHARMACEUTICALS -- 4.0%
Johnson & Johnson a                                                                       101,800        6,441,904
Pfizer, Inc.                                                                              193,100        4,821,707
                                                                                                    --------------
                                                                                                        11,263,611
                                                                                                    --------------
REAL ESTATE -- 0.8%
CB Richard Ellis Group, Inc. Class A*                                                      48,400        2,381,280
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
ROAD & RAIL -- 2.1%
Burlington Northern Santa Fe Corp.                                                         51,300   $    3,067,740
Yellow Roadway Corp.* a                                                                    66,500        2,754,430
                                                                                                    --------------
                                                                                                         5,822,170
                                                                                                    --------------
SOFTWARE -- 0.7%
Oracle Corp.*                                                                             152,700        1,891,953
                                                                                                    --------------
SPECIALTY RETAIL -- 0.4%
American Eagle Outfitters, Inc. a                                                          46,600        1,096,498
                                                                                                    --------------
TOTAL COMMON STOCK
   (Cost $220,053,339)                                                                                 275,204,952
                                                                                                    --------------
TEMPORARY INVESTMENTS -- 2.6%
Dreyfus Cash Management Plus #719                                                          14,988           14,988
Goldman Sachs Financial Square Money Market Portfolio                                   2,323,839        2,323,839
JPMorgan Prime Money Market Fund                                                        5,011,404        5,011,404
                                                                                                    --------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $7,350,231)                                                                                     7,350,231
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)
      ------                                                              --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 18.0%
COMMERCIAL PAPER -- 4.7%
Morgan Stanley
      4.017%                                                              01/10/06   $      5,545        5,544,728
Skandinaviska Enskilda Banken AB
      3.759%                                                              01/17/06          7,605        7,604,787
                                                                                                    --------------
                                                                                                        13,149,515
                                                                                                    --------------
TIME DEPOSITS -- 2.6%
Chase Manhattan Bank
      3.875%                                                              10/03/05          2,370        2,369,919
Societe Generale
      3.937%                                                              10/03/05          2,752        2,752,428
Wells Fargo & Co.
      3.875%                                                              10/03/05          2,370        2,369,919
                                                                                                    --------------
                                                                                                         7,492,266
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS -- 10.7%
Bank of America N.A.
      4.017%                                                              12/31/14          2,903        2,903,121
Lehman Brothers Holdings, Inc.
      3.997%                                                              10/28/05          8,846        8,845,562
Merrill Lynch & Co., Inc. Master
  Notes
      4.037%                                                              10/04/05         11,035       11,035,350
Morgan Stanley
      4.007%                                                              12/19/05          2,077        2,076,613
Natexis Banques
      3.987%                                                              01/20/06          5,172        5,172,335

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
VARIABLE RATE OBLIGATIONS (CONTINUED)
Sedna Finance Corp.
      3.738%                                                              10/17/05   $        102   $      102,034
                                                                                                    --------------
                                                                                                        30,135,015
                                                                                                    --------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
   (Cost $50,776,796)                                                                                   50,776,796
                                                                                                    --------------

TOTAL INVESTMENTS -- 117.9%
   (Cost $278,180,366)                                                                                 333,331,979
                                                                                                    --------------

OTHER ASSETS AND LIABILITIES -- (17.9%)
Dividends receivable and other assets                                                                      478,865
Receivable for securities sold                                                                          13,234,999
Receivable for capital stock sold                                                                           75,514
Payable upon return of collateral on securities loaned                                                 (50,776,796)
Payable for securities purchased                                                                       (13,417,271)
Payable for capital stock redeemed                                                                         (19,270)
Accrued expenses                                                                                          (204,349)
                                                                                                    --------------

                                                                                                       (50,628,308)
                                                                                                    --------------

NET ASSETS -- 100.0%                                                                                $  282,703,671
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $  278,256,424
                                         ==============
Gross Appreciation                       $   58,892,185
Gross Depreciation                           (3,816,630)
                                         --------------
Net Appreciation                         $   55,075,555
                                         ==============

+     See Note 1.

*     Non-income producing security.

a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $49,450,213, and the total market value of the collateral held by the portfolio is $50,776,796.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK -- 96.2%
AEROSPACE & DEFENSE -- 2.2%
Boeing Co.                                                                                 12,700   $      862,965
General Dynamics Corp.                                                                      3,100          370,605
Goodrich Corp.                                                                              1,900           84,246
Honeywell International, Inc.                                                              13,200          495,000
L-3 Communications Holdings, Inc.                                                           1,900          150,233
Lockheed Martin Corp.                                                                       5,600          341,824
Northrop Grumman Holdings Corp.                                                             5,600          304,360
Raytheon Co.                                                                                7,000          266,140
Rockwell Collins, Inc.                                                                      2,700          130,464
United Technologies Corp.                                                                  15,800          819,072
                                                                                                    --------------
                                                                                                         3,824,909
                                                                                                    --------------
AIR FREIGHT & COURIERS -- 0.9%
FedEx Corp.                                                                                 4,700          409,511
United Parcel Service, Inc. Class B a                                                      17,100        1,182,123
                                                                                                    --------------
                                                                                                         1,591,634
                                                                                                    --------------
AIRLINES -- 0.1%
Southwest Airlines Co.                                                                     10,700          158,895
                                                                                                    --------------
ALCOHOLIC BEVERAGES -- 0.4%
Anheuser-Busch Cos., Inc. a                                                                12,000          516,480
Brown-Forman Corp. Class B                                                                  1,000           59,540
Constellation Brands, Inc. Class A*                                                         3,100           80,600
Molson Coors Brewing Co. Class B                                                              900           57,609
                                                                                                    --------------
                                                                                                           714,229
                                                                                                    --------------
AUTO COMPONENTS -- 0.2%
Cooper Tire & Rubber Co.                                                                    1,100           16,797
Dana Corp.                                                                                  2,500           23,525
Delphi Automotive Systems Corp.                                                             9,000           24,840
Goodyear Tire & Rubber Co.*                                                                 2,700           42,093
Johnson Controls, Inc.                                                                      3,000          186,150
Visteon Corp.                                                                               2,100           20,538
                                                                                                    --------------
                                                                                                           313,943
                                                                                                    --------------
AUTOMOBILES -- 0.5%
AutoNation, Inc.*                                                                           2,800           55,916
Ford Motor Co.                                                                             28,500          281,010
General Motors Corp.                                                                        8,700          266,307
Harley-Davidson, Inc. a                                                                     4,300          208,292
                                                                                                    --------------
                                                                                                           811,525
                                                                                                    --------------
BANKS -- 6.1%
AmSouth Bancorp.                                                                            5,400          136,404
Bank of America Corp. a                                                                    61,834        2,603,212
Bank of New York Co., Inc.                                                                 12,000          352,920
BB&T Corp.                                                                                  8,400          328,020
Comerica, Inc.                                                                              2,600          153,140
Compass Bancshares, Inc.                                                                    1,900           87,077
Fifth Third Bancorp                                                                         7,700          282,821
First Horizon National Corp.                                                                2,000           72,700
Golden West Financial Corp.                                                                 4,000          237,560
Huntington Bancshares, Inc.                                                                 3,600           80,892
KeyCorp                                                                                     6,400          206,400
M&T Bank Corp.                                                                              1,300          137,423
Marshall & Ilsley Corp.                                                                     3,200          139,232
Mellon Financial Corp.                                                                      6,500          207,805
National City Corp. a                                                                       8,800          294,272

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
BANKS (CONTINUED)
North Fork Bancorp., Inc.                                                                   7,400   $      188,700
Northern Trust Corp.                                                                        2,900          146,595
PNC Financial Services Group, Inc.                                                          4,500          261,090
Regions Financial Corp.                                                                     7,136          222,072
Sovereign Bancorp, Inc.                                                                     5,600          123,424
Suntrust Banks, Inc.                                                                        5,100          354,195
Synovus Financial Corp.                                                                     4,800          133,056
U.S. Bancorp                                                                               28,100          789,048
Wachovia Corp.                                                                             24,334        1,158,055
Washington Mutual, Inc.                                                                    13,600          533,392
Wells Fargo & Co. a                                                                        26,000        1,522,820
Zions Bancorp.                                                                              1,500          106,815
                                                                                                    --------------
                                                                                                        10,859,140
                                                                                                    --------------
BEVERAGES -- 1.7%
Coca-Cola Co.                                                                              32,000        1,382,080
Coca-Cola Enterprises, Inc.                                                                 3,800           74,100
Pepsi Bottling Group, Inc.                                                                  2,200           62,810
PepsiCo, Inc.                                                                              25,700        1,457,447
                                                                                                    --------------
                                                                                                         2,976,437
                                                                                                    --------------
BIOTECHNOLOGY -- 1.2%
Amgen, Inc.*                                                                               19,000        1,513,730
Biogen IDEC, Inc.*                                                                          5,200          205,296
Chiron Corp.*                                                                               1,700           74,154
Genzyme Corp.*                                                                              4,000          286,560
MedImmune, Inc.*                                                                            3,800          127,870
                                                                                                    --------------
                                                                                                         2,207,610
                                                                                                    --------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. a                                                                               6,700          205,556
                                                                                                    --------------
CASINOS -- 0.2%
Harrah's Entertainment, Inc.                                                                2,900          189,051
International Game Technology                                                               5,300          143,100
                                                                                                    --------------
                                                                                                           332,151
                                                                                                    --------------
CHEMICALS -- 1.4%
Air Products & Chemicals, Inc.                                                              3,500          192,990
Dow Chemical Co.                                                                           14,900          620,883
E.I. du Pont de Nemours & Co.                                                              15,400          603,218
Eastman Chemical Co.                                                                        1,300           61,061
Ecolab, Inc.                                                                                2,900           92,597
Engelhard Corp.                                                                             1,900           53,029
Hercules, Inc.*                                                                             1,900           23,218
International Flavors & Fragrances, Inc.                                                    1,300           46,332
Monsanto Co.                                                                                4,200          263,550
P.P.G. Industries, Inc.                                                                     2,700          159,813
Praxair, Inc.                                                                               5,000          239,650
Rohm & Haas Co.                                                                             2,300           94,599
Sigma-Aldrich Corp.                                                                         1,100           70,466
                                                                                                    --------------
                                                                                                         2,521,406
                                                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Allied Waste Industries, Inc.*                                                              3,400           28,730
Apollo Group, Inc. Class A* a                                                               2,300          152,697
Avery Dennison Corp. a                                                                      1,500           78,585
Cendant Corp.                                                                              16,200          334,368
Cintas Corp.                                                                                2,100           86,205

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
Equifax, Inc.                                                                               2,100   $       73,374
H & R Block, Inc.                                                                           5,000          119,900
Pitney Bowes, Inc.                                                                          3,500          146,090
R.R. Donnelley & Sons Co.                                                                   3,300          122,331
Robert Half International, Inc.                                                             2,300           81,857
Waste Management, Inc.                                                                      8,700          248,907
                                                                                                    --------------
                                                                                                         1,473,044
                                                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 2.8%
ADC Telecommunications, Inc.*                                                               1,871           42,771
Andrew Corp.*                                                                               2,600           28,990
Avaya, Inc.*                                                                                6,600           67,980
CIENA Corp.*                                                                                9,200           24,288
Cisco Systems, Inc.*                                                                       98,300        1,762,519
Comverse Technology, Inc.*                                                                  3,100           81,437
Corning, Inc.*                                                                             22,700          438,791
Freescale Semiconductor, Inc. Class B*                                                      6,318          148,978
JDS Uniphase Corp.*                                                                        26,200           58,164
Lucent Technologies, Inc.*                                                                 68,400          222,300
Motorola, Inc.                                                                             38,000          839,420
Qualcomm, Inc.                                                                             25,100        1,123,225
Scientific-Atlanta, Inc.                                                                    2,400           90,024
Tellabs, Inc.*                                                                              6,900           72,588
                                                                                                    --------------
                                                                                                         5,001,475
                                                                                                    --------------
COMPUTERS & PERIPHERALS -- 3.5%
Apple Computer, Inc.*                                                                      12,800          686,208
Dell, Inc.*                                                                                36,900        1,261,980
EMC Corp.*                                                                                 37,100          480,074
Gateway, Inc.*                                                                              3,500            9,450
Hewlett-Packard Co.                                                                        44,100        1,287,720
International Business Machines Corp. a                                                    24,600        1,973,412
Lexmark International, Inc. Class A*                                                        1,900          115,995
NCR Corp.*                                                                                  2,900           92,539
Network Appliance, Inc.* a                                                                  5,700          135,318
Sun Microsystems, Inc.*                                                                    52,500          205,800
                                                                                                    --------------
                                                                                                         6,248,496
                                                                                                    --------------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp.                                                                                 1,400           90,132
                                                                                                    --------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co.                                                                        1,600          118,736
                                                                                                    --------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp.                                                                                  1,700           62,458
Bemis Co., Inc.                                                                             1,700           41,990
Pactiv Corp.*                                                                               2,400           42,048
Sealed Air Corp.*                                                                           1,300           61,698
Temple Inland, Inc.                                                                         1,800           73,530
                                                                                                    --------------
                                                                                                           281,724
                                                                                                    --------------
DISTRIBUTORS -- 0.2%
Genuine Parts Co.                                                                           2,700          115,830

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
DISTRIBUTORS (CONTINUED)
Sears Holdings Corp.*                                                                       1,600   $      199,072
                                                                                                    --------------
                                                                                                           314,902
                                                                                                    --------------
DIVERSIFIED FINANCIALS -- 8.1%
AMBAC Financial Group, Inc.                                                                 1,700          122,502
American Express Co.                                                                       17,400          999,456
Bear Stearns Cos., Inc.                                                                     1,800          197,550
Capital One Financial Corp.                                                                 4,500          357,840
Charles Schwab Corp.                                                                       15,200          219,336
CIT Group, Inc.                                                                             3,100          140,058
Citigroup, Inc.                                                                            79,600        3,623,392
Countrywide Financial Corp.                                                                 9,200          303,416
E*TRADE Financial Corp.*                                                                    5,800          102,080
Equity Residential Properties Trust                                                         4,500          170,325
Fannie Mae a                                                                               15,000          672,300
Federated Investors, Inc. Class B                                                           1,300           43,199
Franklin Resources, Inc.                                                                    2,300          193,108
Freddie Mac                                                                                10,700          604,122
Goldman Sachs Group, Inc.                                                                   6,600          802,428
Janus Capital Group, Inc.                                                                   3,500           50,575
JPMorgan Chase & Co.                                                                       54,096        1,835,477
Lehman Brothers Holdings, Inc. a                                                            4,200          489,216
MBNA Corp.                                                                                 19,400          478,016
Merrill Lynch & Co., Inc.                                                                  14,300          877,305
Moody's Corp. a                                                                             3,900          199,212
Morgan Stanley a                                                                           16,800          906,192
Principal Financial Group, Inc. a                                                           4,300          203,691
Providian Financial Corp.*                                                                  4,600           81,328
SLM Corp.                                                                                   6,500          348,660
State Street Corp. a                                                                        5,200          254,384
T. Rowe Price Group, Inc.                                                                   1,900          124,070
                                                                                                    --------------
                                                                                                        14,399,238
                                                                                                    --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 3.0%
Alltel Corp. a                                                                              5,900          384,149
AT&T Corp.                                                                                 12,400          245,520
BellSouth Corp. a                                                                          28,300          744,290
CenturyTel, Inc.                                                                            2,100           73,458
Citizens Communications Co.                                                                 5,400           73,170
Qwest Communications International, Inc.*                                                  23,500           96,350
SBC Communications, Inc. a                                                                 50,800        1,217,676
Sprint Nextel Corp.                                                                        45,158        1,073,857
Verizon Communications, Inc.                                                               42,600        1,392,594
                                                                                                    --------------
                                                                                                         5,301,064
                                                                                                    --------------
ELECTRIC UTILITIES -- 3.3%
AES Corp.*                                                                                 10,100          165,943
Allegheny Energy, Inc.*                                                                     2,500           76,800
Ameren Corp.                                                                                3,200          171,168
American Electric Power Co., Inc.                                                           6,100          242,170
Calpine Corp.* a                                                                            9,100           23,569
Centerpoint Energy, Inc.                                                                    4,300           63,941
Cinergy Corp.                                                                               3,100          137,671
CMS Energy Corp.* a                                                                         3,400           55,930

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Consolidated Edison, Inc.                                                                   3,800   $      184,490
Constellation Energy Group, Inc.                                                            2,800          172,480
Dominion Resources, Inc. a                                                                  5,300          456,542
DTE Energy Co.                                                                              2,800          128,408
Duke Energy Corp.                                                                          14,300          417,131
Edison International                                                                        5,100          241,128
Entergy Corp.                                                                               3,300          245,256
Exelon Corp.                                                                               10,400          555,776
FirstEnergy Corp.                                                                           5,200          271,024
FPL Group, Inc.                                                                             6,100          290,360
PG&E Corp.                                                                                  5,800          227,650
Pinnacle West Capital Corp. a                                                               1,600           70,528
PPL Corp.                                                                                   5,900          190,747
Progress Energy, Inc.                                                                       3,900          174,525
Public Service Enterprise Group, Inc.                                                       3,700          238,132
Southern Co.                                                                               11,500          411,240
Teco Energy, Inc.                                                                           3,300           59,466
TXU Corp.                                                                                   3,700          417,656
Xcel Energy, Inc.                                                                           6,200          121,582
                                                                                                    --------------
                                                                                                         5,811,313
                                                                                                    --------------
ELECTRICAL EQUIPMENT -- 0.4%
American Power Conversion Corp.                                                             2,700           69,930
Cooper Industries, Ltd. Class A                                                             1,500          103,710
Emerson Electric Co.                                                                        6,400          459,520
Rockwell Automation, Inc.                                                                   2,700          142,830
                                                                                                    --------------
                                                                                                           775,990
                                                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Agilent Technologies, Inc.*                                                                 6,000          196,500
Applera Corp.-Applied Biosystems Group                                                      3,100           72,044
Fisher Scientific International, Inc.*                                                      1,900          117,895
Jabil Circuit, Inc.*                                                                        2,700           83,484
Millipore Corp.* a                                                                            900           56,601
Molex, Inc.                                                                                 2,300           61,364
Sanmina-SCI Corp.*                                                                          8,400           36,036
Solectron Corp.*                                                                           15,000           58,650
Symbol Technologies, Inc.                                                                   3,900           37,752
Tektronix, Inc.                                                                             1,300           32,799
Thermo Electron Corp.*                                                                      2,500           77,250
Waters Corp.* a                                                                             1,800           74,880
                                                                                                    --------------
                                                                                                           905,255
                                                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 1.5%
Baker Hughes, Inc.                                                                          5,300          316,304
BJ Services Co.                                                                             5,000          179,950
Halliburton Co. a                                                                           7,800          534,456
Nabors Industries, Ltd.*                                                                    2,300          165,209
National-Oilwell Varco, Inc.*                                                               2,700          177,660
Rowan Cos., Inc.                                                                            1,700           60,333
Schlumberger, Ltd. a                                                                        9,100          767,858
Transocean, Inc.* a                                                                         5,100          312,681

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
ENERGY EQUIPMENT & SERVICES (CONTINUED)
Weatherford International, Ltd.*                                                            2,200   $      151,052
                                                                                                    --------------
                                                                                                         2,665,503
                                                                                                    --------------
FOOD & DRUG RETAILING -- 2.2%
Albertson's, Inc.                                                                           5,700          146,205
Costco Wholesale Corp. a                                                                    7,400          318,866
CVS Corp.                                                                                  12,500          362,625
Kroger Co.*                                                                                11,200          230,608
Safeway, Inc. a                                                                             7,000          179,200
SUPERVALU, Inc.                                                                             2,100           65,352
Sysco Corp.                                                                                 9,800          307,426
Wal-Mart Stores, Inc.                                                                      38,500        1,687,070
Walgreen Co.                                                                               15,800          686,510
                                                                                                    --------------
                                                                                                         3,983,862
                                                                                                    --------------
FOOD PRODUCTS -- 1.1%
Archer-Daniels-Midland Co.                                                                  9,500          234,270
Campbell Soup Co.                                                                           2,900           86,275
ConAgra Foods, Inc.                                                                         8,000          198,000
General Mills, Inc.                                                                         5,700          274,740
H.J. Heinz Co.                                                                              5,300          193,662
Hershey Co.                                                                                 2,900          163,299
Kellogg Co.                                                                                 4,000          184,520
McCormick & Co., Inc.                                                                       2,100           68,523
Sara Lee Corp.                                                                             12,100          229,295
Tyson Foods, Inc. Class A                                                                   4,000           72,200
Wm. Wrigley Jr., Co.                                                                        2,700          194,076
                                                                                                    --------------
                                                                                                         1,898,860
                                                                                                    --------------
GAS UTILITIES -- 0.4%
El Paso Corp.                                                                              10,300          143,170
KeySpan Corp.                                                                               2,700           99,306
Kinder Morgan, Inc.                                                                         1,500          144,240
Nicor, Inc.                                                                                   700           29,421
NiSource, Inc.                                                                              4,200          101,850
Peoples Energy Corp.                                                                          700           27,566
Sempra Energy                                                                               4,000          188,240
                                                                                                    --------------
                                                                                                           733,793
                                                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Bausch & Lomb, Inc.                                                                           900           72,612
Baxter International, Inc.                                                                  9,700          386,739
Becton, Dickinson & Co.                                                                     3,900          204,477
Biomet, Inc. a                                                                              3,900          135,369
Boston Scientific Corp.*                                                                    9,100          212,667
C.R. Bard, Inc.                                                                             1,700          112,251
Guidant Corp.                                                                               5,200          358,228
Medtronic, Inc.                                                                            18,700        1,002,694
PerkinElmer, Inc.                                                                           2,100           42,777
St. Jude Medical, Inc.* a                                                                   5,600          262,080
Stryker Corp. a                                                                             4,600          227,378
Zimmer Holdings, Inc.*                                                                      3,900          268,671
                                                                                                    --------------
                                                                                                         3,285,943
                                                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
Aetna, Inc.                                                                                 4,500          387,630

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
AmerisourceBergen Corp.                                                                     1,700   $      131,410
Cardinal Health, Inc.                                                                       6,600          418,704
Caremark Rx, Inc.*                                                                          7,000          349,510
CIGNA Corp. a                                                                               2,000          235,720
Coventry Health Care, Inc.*                                                                 1,700          146,234
Express Scripts, Inc.*                                                                      2,300          143,060
Gilead Sciences, Inc.*                                                                      7,000          341,320
HCA, Inc. a                                                                                 6,400          306,688
Health Management Associates, Inc. Class A                                                  3,900           91,533
Humana, Inc.*                                                                               2,500          119,700
IMS Health, Inc.                                                                            3,500           88,095
Laboratory Corp. of America Holdings*                                                       2,100          102,291
Manor Care, Inc.                                                                            1,300           49,933
McKesson Corp.                                                                              4,800          227,760
Quest Diagnostics, Inc. a                                                                   2,600          131,404
Tenet Healthcare Corp.* a                                                                   7,200           80,856
UnitedHealth Group, Inc.                                                                   19,500        1,095,900
WellPoint, Inc.*                                                                            9,500          720,290
                                                                                                    --------------
                                                                                                         5,168,038
                                                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Carnival Corp. a                                                                            6,700          334,866
Darden Restaurants, Inc.                                                                    2,100           63,777
Hilton Hotels Corp.                                                                         5,100          113,832
Marriott International, Inc. Class A                                                        2,700          170,100
McDonald's Corp.                                                                           19,300          646,357
Starbucks Corp.*                                                                            6,000          300,600
Starwood Hotels & Resorts Worldwide, Inc.                                                   3,400          194,378
Wendy's International, Inc.                                                                 1,800           81,270
Yum! Brands, Inc.                                                                           4,400          213,004
                                                                                                    --------------
                                                                                                         2,118,184
                                                                                                    --------------
HOUSEHOLD DURABLES -- 0.6%
Black & Decker Corp.                                                                        1,300          106,717
Centex Corp.                                                                                2,000          129,160
D.R. Horton, Inc.                                                                           4,200          152,124
Fortune Brands, Inc.                                                                        2,300          187,059
KB Home                                                                                     1,200           87,840
Leggett & Platt, Inc.                                                                       2,900           58,580
Maytag Corp.                                                                                1,300           23,738
Newell Rubbermaid, Inc.                                                                     4,300           97,395
Pulte Homes, Inc.                                                                           3,300          141,636
Snap-On, Inc.                                                                                 900           32,508
Stanley Works, Inc.                                                                         1,100           51,348
Whirlpool Corp.                                                                             1,100           83,347
                                                                                                    --------------
                                                                                                         1,151,452
                                                                                                    --------------
HOUSEHOLD PRODUCTS -- 1.8%
Clorox Co.                                                                                  2,400          133,296
Colgate-Palmolive Co.                                                                       8,000          422,320
Kimberly-Clark Corp.                                                                        7,400          440,522

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
HOUSEHOLD PRODUCTS (CONTINUED)
Procter & Gamble Co. a                                                                     37,900   $    2,253,534
                                                                                                    --------------
                                                                                                         3,249,672
                                                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 4.2%
General Electric Co.                                                                      163,100        5,491,577
Textron, Inc.                                                                               2,100          150,612
3M Co. a                                                                                   11,800          865,648
Tyco International, Ltd.                                                                   31,100          866,135
                                                                                                    --------------
                                                                                                         7,373,972
                                                                                                    --------------
INSURANCE -- 4.4%
ACE, Ltd.                                                                                   4,500          211,815
AFLAC, Inc.                                                                                 7,800          353,340
Allstate Corp.                                                                             10,100          558,429
American International Group, Inc.                                                         39,900        2,472,204
Aon Corp.                                                                                   5,000          160,400
Chubb Corp. a                                                                               3,100          277,605
Cincinnati Financial Corp.                                                                  2,504          104,893
Hartford Financial Services Group, Inc.                                                     4,700          362,699
Jefferson-Pilot Corp.                                                                       2,100          107,457
Lincoln National Corp.                                                                      2,700          140,454
Loews Corp.                                                                                 2,100          194,061
Marsh & McLennan Cos., Inc.                                                                 8,300          252,237
MBIA, Inc.                                                                                  2,100          127,302
MetLife, Inc.                                                                              11,700          583,011
MGIC Investment Corp.                                                                       1,500           96,300
Progressive Corp.                                                                           3,100          324,787
Prudential Financial, Inc.                                                                  7,900          533,724
Safeco Corp.                                                                                2,000          106,760
St. Paul Travelers Cos., Inc. a                                                            10,459          469,295
Torchmark Corp.                                                                             1,700           89,811
UnumProvident Corp.                                                                         4,600           94,300
XL Capital, Ltd. Class A                                                                    2,200          149,666
                                                                                                    --------------
                                                                                                         7,770,550
                                                                                                    --------------
INTERNET & CATALOG RETAIL -- 0.4%
eBay, Inc.* a                                                                              17,100          704,520
                                                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 0.4%
Sabre Holdings Corp. Class A                                                                2,100           42,588
Yahoo!, Inc.*                                                                              19,300          653,112
                                                                                                    --------------
                                                                                                           695,700
                                                                                                    --------------
IT CONSULTING & SERVICES -- 0.9%
Affiliated Computer Services, Inc. Class A*                                                 2,000          109,200
Automatic Data Processing, Inc.                                                             9,000          387,360
Computer Sciences Corp.*                                                                    2,900          137,199
Convergys Corp.*                                                                            2,200           31,614
Electronic Data Systems Corp. a                                                             8,000          179,520
First Data Corp.                                                                           11,900          476,000
Fiserv, Inc.*                                                                               2,900          133,023
Paychex, Inc.                                                                               5,200          192,816
Unisys Corp.*                                                                               5,400           35,856
                                                                                                    --------------
                                                                                                         1,682,588
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp.                                                                             1,500   $       56,595
Eastman Kodak Co. a                                                                         4,500          109,485
Hasbro, Inc.                                                                                2,500           49,125
Mattel, Inc.                                                                                6,200          103,416
                                                                                                    --------------
                                                                                                           318,621
                                                                                                    --------------
MACHINERY -- 1.4%
American Standard Cos., Inc.                                                                2,300          107,065
Caterpillar, Inc. a                                                                        10,500          616,875
Cummins, Inc.                                                                                 700           61,593
Danaher Corp. a                                                                             3,700          199,171
Deere & Co.                                                                                 3,700          226,440
Dover Corp.                                                                                 3,100          126,449
Eaton Corp.                                                                                 2,300          146,165
Illinois Tool Works, Inc.                                                                   3,300          271,689
Ingersoll-Rand Co. Class A                                                                  5,200          198,796
ITT Industries, Inc.                                                                        1,500          170,400
Navistar International Corp.*                                                               1,000           32,430
Paccar, Inc.                                                                                2,700          183,303
Pall Corp.                                                                                  1,900           52,250
Parker-Hannifin Corp.                                                                       1,900          122,189
                                                                                                    --------------
                                                                                                         2,514,815
                                                                                                    --------------
MEDIA -- 3.4%
Clear Channel Communications, Inc. a                                                        7,600          249,964
Comcast Corp. Class A*                                                                     33,800          993,044
Dow Jones & Co., Inc.                                                                         900           34,371
Gannett Co., Inc.                                                                           3,800          261,554
Interpublic Group of Cos., Inc.*                                                            6,600           76,824
Knight-Ridder, Inc.                                                                         1,100           64,548
McGraw-Hill Cos., Inc.                                                                      5,800          278,632
Meredith Corp.                                                                                700           34,923
Monster Worldwide, Inc.*                                                                    1,900           58,349
New York Times Co. Class A a                                                                2,300           68,425
News Corp. Class A                                                                         37,700          587,743
Omnicom Group, Inc.                                                                         2,900          242,527
Time Warner, Inc.                                                                          72,300        1,309,353
Tribune Co.                                                                                 4,100          138,949
Univision Communications, Inc. Class A*                                                     3,600           95,508
Viacom, Inc. Class B                                                                       24,400          805,444
Walt Disney Co.                                                                            30,900          745,617
                                                                                                    --------------
                                                                                                         6,045,775
                                                                                                    --------------
METALS & MINING -- 0.7%
Alcoa, Inc.                                                                                13,500          329,670
Allegheny Technologies, Inc.                                                                1,300           40,274
Freeport-McMoRan Copper & Gold, Inc. Class B                                                2,800          136,052
Newmont Mining Corp.                                                                        6,900          325,473
Nucor Corp. a                                                                               2,500          147,475
Phelps Dodge Corp.                                                                          1,500          194,895
United States Steel Corp.                                                                   1,800           76,230
                                                                                                    --------------
                                                                                                         1,250,069
                                                                                                    --------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
MULTI-UTILITIES -- 0.1%
Dynegy, Inc. Class A*                                                                       4,600   $       21,666
Williams Cos., Inc.                                                                         8,800          220,440
                                                                                                    --------------
                                                                                                           242,106
                                                                                                    --------------
MULTILINE RETAIL -- 1.0%
Big Lots, Inc.*                                                                             1,900           20,881
Dillard's, Inc. Class A                                                                     1,000           20,880
Dollar General Corp.                                                                        4,300           78,862
Family Dollar Stores, Inc.                                                                  2,700           53,649
Federated Department Stores, Inc.                                                           4,180          279,517
J.C. Penney Co., Inc. (Holding Co.)                                                         3,900          184,938
Kohls Corp.* a                                                                              5,000          250,900
Nordstrom, Inc.                                                                             3,500          120,120
Target Corp. a                                                                             13,700          711,441
                                                                                                    --------------
                                                                                                         1,721,188
                                                                                                    --------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.*                                                                               14,800          202,020
                                                                                                    --------------
OIL & GAS -- 8.1%
Amerada Hess Corp. a                                                                        1,300          178,750
Anadarko Petroleum Corp.                                                                    3,700          354,275
Apache Corp.                                                                                5,100          383,622
Ashland Inc.                                                                                1,000           55,240
Burlington Resources, Inc.                                                                  5,900          479,788
Chevron Corp. a                                                                            34,689        2,245,419
ConocoPhillips                                                                             21,500        1,503,065
Devon Energy Corp.                                                                          7,000          480,480
EOG Resources, Inc.                                                                         3,700          277,130
Exxon Mobil Corp.                                                                          97,000        6,163,380
Kerr-McGee Corp.                                                                            1,800          174,798
Marathon Oil Corp.                                                                          5,678          391,385
Murphy Oil Corp.                                                                            2,600          129,662
Noble Corp.                                                                                 2,100          143,766
Occidental Petroleum Corp.                                                                  6,200          529,666
Sunoco, Inc.                                                                                2,100          164,220
Valero Energy Corp.                                                                         4,800          542,688
XTO Energy, Inc.                                                                            5,600          253,792
                                                                                                    --------------
                                                                                                        14,451,126
                                                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.5%
Georgia Pacific Corp.                                                                       4,100          139,646
International Paper Co.                                                                     7,600          226,480
Louisiana-Pacific Corp.                                                                     1,700           47,073
MeadWestvaco Corp.                                                                          2,900           80,098
Office Max,  Inc.                                                                           1,100           34,837
Plum Creek Timber Co., Inc.                                                                 2,900          109,939
Weyerhaeuser Co.                                                                            3,800          261,250
                                                                                                    --------------
                                                                                                           899,323
                                                                                                    --------------
PERSONAL PRODUCTS -- 0.6%
Alberto-Culver Co.                                                                          1,200           53,700
Avon Products, Inc.                                                                         7,300          197,100
Gillette Co.                                                                               13,900          808,980
                                                                                                    --------------
                                                                                                         1,059,780
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 6.6%
Abbott Laboratories                                                                        24,000   $    1,017,600
Allergan, Inc. a                                                                            2,100          192,402
Bristol-Myers Squibb Co.                                                                   30,100          724,206
Eli Lilly & Co.                                                                            17,500          936,600
Forest Laboratories, Inc.*                                                                  5,300          206,541
Hospira, Inc.*                                                                              2,550          104,473
Johnson & Johnson                                                                          45,800        2,898,224
King Pharmaceuticals, Inc.*                                                                 3,700           56,906
Medco Health Solutions, Inc.*                                                               4,800          263,184
Merck & Co., Inc.                                                                          33,800          919,698
Mylan Laboratories, Inc.                                                                    3,400           65,484
Pfizer, Inc.                                                                              113,400        2,831,598
Schering Plough Corp.                                                                      22,800          479,940
Watson Pharmaceuticals, Inc.*                                                               1,700           62,237
Wyeth                                                                                      20,700          957,789
                                                                                                    --------------
                                                                                                        11,716,882
                                                                                                    --------------
REAL ESTATE -- 0.6%
Apartment Investment & Management Co. Class A                                               1,500           58,170
Archstone-Smith Trust                                                                       3,300          131,571
Equity Office Properties Trust                                                              6,400          209,344
ProLogis a                                                                                  3,900          172,809
Public Storage, Inc.                                                                        1,300           87,100
Simon Property Group, Inc.                                                                  2,900          214,948
Vornado Realty Trust                                                                        1,900          164,578
                                                                                                    --------------
                                                                                                         1,038,520
                                                                                                    --------------
ROAD & RAIL -- 0.6%
Burlington Northern Santa Fe Corp.                                                          5,800          346,840
CSX Corp.                                                                                   3,400          158,032
Norfolk Southern Corp.                                                                      6,300          255,528
Ryder System, Inc.                                                                          1,100           37,642
Union Pacific Corp.                                                                         4,100          293,970
                                                                                                    --------------
                                                                                                         1,092,012
                                                                                                    --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.1%
Advanced Micro Devices, Inc.*                                                               6,200          156,240
Altera Corp.* a                                                                             5,800          110,838
Analog Devices, Inc.                                                                        5,800          215,412
Applied Materials, Inc.                                                                    25,000          424,000
Applied Micro Circuits Corp.*                                                               4,900           14,700
Broadcom Corp. Class A*                                                                     4,000          187,640
Intel Corp. a                                                                              93,800        2,312,170
KLA-Tencor Corp.                                                                            3,100          151,156
Linear Technology Corp.                                                                     4,800          180,432
LSI Logic Corp.*                                                                            6,000           59,100
Maxim Integrated Products, Inc. a                                                           5,100          217,515
Micron Technology, Inc.*                                                                    9,500          126,350
National Semiconductor Corp.                                                                5,400          142,020
Novellus Systems, Inc.*                                                                     2,200           55,176
NVIDIA Corp.*                                                                               2,700           92,556
PMC-Sierra, Inc.*                                                                           2,900           25,549
QLogic Corp.*                                                                               1,500           51,300
Teradyne, Inc.*                                                                             3,100           51,150

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
Texas Instruments, Inc.                                                                    25,000   $      847,500
Xilinx, Inc.                                                                                5,400          150,390
                                                                                                    --------------
                                                                                                         5,571,194
                                                                                                    --------------
SOFTWARE -- 3.5%
Adobe Systems, Inc.                                                                         7,600          226,860
Autodesk, Inc.                                                                              3,500          162,540
BMC Software, Inc.*                                                                         3,400           71,740
Citrix Systems, Inc.*                                                                       2,700           67,878
Computer Associates International, Inc.                                                     7,193          200,037
Compuware Corp.*                                                                            6,000           57,000
Electronic Arts, Inc.*                                                                      4,700          267,383
Intuit, Inc.*                                                                               2,800          125,468
Mercury Interactive Corp.*                                                                  1,400           55,440
Microsoft Corp.                                                                           141,700        3,645,941
Novell, Inc.*                                                                               6,100           45,445
Oracle Corp.*                                                                              58,000          718,620
Parametric Technology Corp.*                                                                4,300           29,971
Siebel Systems, Inc.                                                                        8,200           84,706
Symantec Corp.*                                                                            18,466          418,440
                                                                                                    --------------
                                                                                                         6,177,469
                                                                                                    --------------
SPECIALTY RETAIL -- 2.0%
Autozone, Inc.*                                                                               900           74,925
Bed, Bath & Beyond, Inc.*                                                                   4,600          184,828
Best Buy Co., Inc.                                                                          6,250          272,063
Circuit City Stores, Inc.                                                                   2,600           44,616
Gap, Inc.                                                                                   9,000          156,870
Home Depot, Inc. a                                                                         33,000        1,258,620
Limited Brands                                                                              5,400          110,322
Lowe's Cos., Inc. a                                                                        12,000          772,800
Office Depot, Inc.*                                                                         4,900          145,530
RadioShack Corp. a                                                                          2,200           54,560
Sherwin Williams Co.                                                                        1,800           79,326
Staples, Inc.                                                                              11,300          240,916
Tiffany & Co., Inc.                                                                         2,300           91,471
TJX Cos., Inc.                                                                              7,200          147,456
                                                                                                    --------------
                                                                                                         3,634,303
                                                                                                    --------------
TEXTILES & APPAREL -- 0.4%
Coach, Inc.*                                                                                5,900          185,024
Jones Apparel Group, Inc.                                                                   1,900           54,150
Liz Claiborne, Inc.                                                                         1,700           66,844
Nike, Inc. Class B                                                                          3,000          245,040
Reebok International, Ltd.                                                                    900           50,913
V. F. Corp.                                                                                 1,400           81,158
                                                                                                    --------------
                                                                                                           683,129
                                                                                                    --------------
TOBACCO -- 1.5%
Altria Group, Inc.                                                                         32,000        2,358,720
Reynolds American, Inc. a                                                                   1,400          116,228
UST, Inc.                                                                                   2,600          108,836
                                                                                                    --------------
                                                                                                         2,583,784
                                                                                                    --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.0%
Grainger W.W., Inc.                                                                         1,200           75,504
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
TOTAL COMMON STOCK
   (Cost $171,471,650)                                                                                 170,999,061
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)
      ------                                                              --------   ------------
U.S. TREASURY OBLIGATIONS -- 0.5%
U.S. Treasury Bills **
   (Cost $797,792)
      3.010%                                                              11/03/05   $        800          797,681
                                                                                                    --------------

                                                                                        Shares
                                                                                     -----------
RIGHTS & WARRANTS -- 0.0%
Seagate Technology Tax Refund Rights*
   (Cost $0)                                                                                8,400                0
                                                                                                    --------------
TEMPORARY INVESTMENTS -- 6.0%
Goldman Sachs Financial Square Money Market Portfolio                                   3,061,684        3,061,684
JPMorgan Prime Money Market Fund                                                        7,555,961        7,555,961
                                                                                                    --------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $10,617,645)                                                                                   10,617,645
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)
      ------                                                              --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 14.9%
CERTIFICATES OF DEPOSIT -- 1.3%
Banco Santander S.A.
      3.715%                                                              06/13/06   $      2,278        2,277,818
                                                                                                    --------------
COMMERCIAL PAPER -- 1.6%
Morgan Stanley
      4.017%                                                              01/10/06          2,327        2,326,527
Skandinaviska Enskilda Banken AB
      3.759%                                                              01/17/06            548          548,497
                                                                                                    --------------
                                                                                                         2,875,024
                                                                                                    --------------
TIME DEPOSITS -- 1.4%
Chase Manhattan Bank
      3.875%                                                              10/03/05            508          507,805
Societe Generale
      3.937%                                                              10/03/05          1,500        1,500,271
Wells Fargo & Co.
      3.875%                                                              10/03/05            508          507,805
                                                                                                    --------------
                                                                                                         2,515,881
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS -- 10.6%
Bank of America N.A.
      4.017%                                                              12/31/14            622          622,055
Lehman Brothers Holdings, Inc.
      3.997%                                                              10/28/05          3,830        3,830,329
Merrill Lynch & Co., Inc. Master Notes
      4.037%                                                              10/04/05          4,652        4,651,661
Morgan Stanley
      4.007%                                                              12/19/05          1,480        1,479,863
Natexis Banques
      3.987%                                                              01/20/06          7,294        7,294,262

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
VARIABLE RATE OBLIGATIONS (CONTINUED)
Sedna Finance Corp.
      3.738%                                                              10/17/05   $        903   $      903,458
                                                                                                    --------------
                                                                                                        18,781,628
                                                                                                    --------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
   (Cost $26,450,351)                                                                                   26,450,351
                                                                                                    --------------

TOTAL INVESTMENTS -- 117.6%
   (Cost $209,337,438)                                                                                 208,864,738
                                                                                                    --------------

OTHER ASSETS AND LIABILITIES -- (17.6%)
Dividends receivable and other assets                                                                      313,442
Receivable for capital stock sold                                                                           10,369
Payable upon return of collateral on securities loaned                                                 (26,450,351)
Payable for capital stock redeemed                                                                      (5,018,040)
Futures margin receivable                                                                                   23,750
Accrued expenses                                                                                           (78,292)
                                                                                                    --------------

                                                                                                       (31,199,122)
                                                                                                    --------------

NET ASSETS -- 100.0%                                                                                $  177,665,616
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $  211,347,942
                                         ==============
Gross Appreciation                       $   33,295,888
Gross Depreciation                          (35,779,092)
                                         --------------
Net Depreciation                         $   (2,483,204)
                                         ==============

+     See Note 1.

*     Non-income producing security.

**    Security pledged as collateral for futures contracts.

a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $25,698,276 and the total market value of the collateral held by the portfolio is $26,450,351.

                                                                                       Number of      Unrealized
                                                                                       Contracts     Appreciation
                                                                                     ------------   --------------
Futures Contracts -- Long Position
   S&P 500 Index, December 2005 (Notional Value at 09/30/05 is
   $11,725,850.)                                                                               38   $       71,038
                                                                                     ============   ==============

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK -- 98.3%
AUSTRALIA -- 1.5%
Westpac Banking Corp.                                                                     215,000   $    3,459,544
                                                                                                    --------------
BRAZIL -- 1.9%
Petroleo Brasileiro S.A. ADR a                                                             60,000        4,289,400
                                                                                                    --------------
CANADA -- 2.3%
Alcan, Inc. a                                                                              97,000        3,077,810
Celestica, Inc.*                                                                          201,000        2,273,310
                                                                                                    --------------
                                                                                                         5,351,120
                                                                                                    --------------
CHINA -- 0.8%
Denway Motors, Ltd.                                                                     5,020,000        1,828,137
                                                                                                    --------------
FINLAND -- 2.2%
Nokia Oyj                                                                                 173,000        2,898,407
Tietoenator Oyj                                                                            65,200        2,190,181
                                                                                                    --------------
                                                                                                         5,088,588
                                                                                                    --------------
FRANCE -- 11.7%
Axa S.A.                                                                                  112,000        3,074,431
BNP Paribas S.A.                                                                           45,000        3,420,768
Carrefour S.A.                                                                             67,000        3,082,459
France Telecom S.A.                                                                        71,000        2,037,714
Groupe Danone                                                                              21,600        2,327,312
Schneider Electric S.A.                                                                    30,200        2,384,640
STMicroelectronics N.V.                                                                   148,000        2,545,376
Suez S.A.                                                                                  68,000        1,965,507
Total S.A.                                                                                 17,600        4,803,750
Vivendi Universal S.A.                                                                     35,000        1,142,479
                                                                                                    --------------
                                                                                                        26,784,436
                                                                                                    --------------
GERMANY -- 6.8%
Adidas-Salomon A.G.                                                                        11,300        1,963,529
Deutsche Bank A.G.                                                                         43,000        4,021,706
E.On A.G.                                                                                  46,300        4,253,000
Linde A.G.                                                                                 29,000        2,136,530
Schering A.G.                                                                              51,000        3,224,085
                                                                                                    --------------
                                                                                                        15,598,850
                                                                                                    --------------
GREECE -- 0.7%
Folli-Follie S.A.                                                                          56,000        1,677,207
                                                                                                    --------------
HONG KONG -- 3.9%
HSBC Holdings P.L.C.                                                                      199,901        3,252,078
Hutchison Whampoa, Ltd.                                                                   219,000        2,265,561
Johnson Electric Holdings, Ltd.                                                         3,515,000        3,375,734
                                                                                                    --------------
                                                                                                         8,893,373
                                                                                                    --------------
INDONESIA -- 0.9%
PT Indonesian Satellite Corp. TBK                                                       3,900,000        2,006,796
                                                                                                    --------------
ITALY -- 3.9%
ENI S.P.A.                                                                                158,000        4,692,242
Saipem S.P.A.                                                                             117,000        1,972,850
UniCredito Italiano S.P.A.                                                                397,000        2,237,762
                                                                                                    --------------
                                                                                                         8,902,854
                                                                                                    --------------
JAPAN -- 20.5%
Asahi Glass Co., Ltd.                                                                     280,000        2,937,632
Bank of Yokohama, Ltd.                                                                    420,000        3,200,317
Canon, Inc.                                                                                73,000        3,941,948
Chugoku Bank, Ltd.                                                                         71,000          966,931
JS Group Corp.                                                                            143,000        2,434,981

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
Kawasaki Heavy Industries, Ltd.                                                         1,645,000   $    4,158,871
Kyushu Electric Power Co., Inc.                                                                90            2,002
Marubeni Corp.                                                                            779,000        3,623,256
Nintendo Co., Ltd.                                                                         20,000        2,332,629
Nissan Motor Co., Ltd.                                                                    258,000        2,945,454
Nomura Holdings, Inc.                                                                     268,000        4,157,399
Pioneer Corp.                                                                             181,000        2,576,603
Shionogi & Co., Ltd.                                                                      179,000        2,436,179
Sony Corp.                                                                                 77,000        2,530,039
Sumitomo Trust & Banking Co., Ltd.                                                        681,000        5,603,013
Takeda Pharmaceutical Co., Ltd.                                                            53,000        3,156,096
                                                                                                    --------------
                                                                                                        47,003,350
                                                                                                    --------------
KOREA -- 2.5%
LG Chem, Ltd.                                                                              45,000        1,936,272
Samsung Electronics Co., Ltd.                                                               3,800        2,141,256
Shinsegae Co., Ltd.                                                                         4,400        1,631,816
                                                                                                    --------------
                                                                                                         5,709,344
                                                                                                    --------------
NETHERLANDS -- 4.9%
ABN AMRO Holdings N.V.                                                                    142,694        3,417,933
Akzo Nobel N.V.                                                                            51,000        2,223,148
ING Groep N.V.                                                                            103,000        3,067,532
Philips Electronics N.V.                                                                   94,500        2,511,141
                                                                                                    --------------
                                                                                                        11,219,754
                                                                                                    --------------
RUSSIA -- 1.6%
LUKOIL ADR                                                                                 64,000        3,696,000
                                                                                                    --------------
SINGAPORE -- 2.2%
DBS Group Holdings, Ltd.                                                                  331,000        3,090,807
Singapore Airlines, Ltd.                                                                  300,000        2,056,677
                                                                                                    --------------
                                                                                                         5,147,484
                                                                                                    --------------
SOUTH AFRICA -- 0.7%
Telkom South Africa, Ltd.                                                                  80,000        1,586,043
                                                                                                    --------------
SPAIN -- 3.2%
Banco Santander Central Hispano S.A.                                                      301,000        3,954,005
Telefonica Moviles S.A.                                                                   297,000        3,294,646
                                                                                                    --------------
                                                                                                         7,248,651
                                                                                                    --------------
SWEDEN -- 1.1%
Svenska Handelsbanken A.B.                                                                104,000        2,407,485
                                                                                                    --------------
SWITZERLAND -- 8.8%
ABB, Ltd.*                                                                                430,000        3,142,250
Ciba Specialty Chemicals A.G.                                                              34,500        2,034,742
Credit Suisse Group                                                                        78,000        3,452,474
Lonza Group A.G.                                                                           59,000        3,481,982
Nestle S.A.                                                                                11,288        3,304,740
Novartis A.G.                                                                              52,500        2,662,412
Serono S.A.                                                                                 3,200        2,103,588
                                                                                                    --------------
                                                                                                        20,182,188
                                                                                                    --------------
UNITED KINGDOM -- 16.2%
AstraZeneca P.L.C.                                                                         61,500        2,858,269
BP P.L.C.                                                                                 196,000        2,328,311
Compass Group P.L.C.                                                                      531,000        1,931,683
GlaxoSmithKline P.L.C.                                                                    119,152        3,030,498
Group 4 Securicor P.L.C.                                                                  900,000        2,400,962

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
HBOS P.L.C.                                                                               230,051   $    3,463,180
ICAP P.L.C.                                                                               240,520        1,552,672
Kingfisher P.L.C.                                                                         517,908        1,973,121
Lloyds TSB Group P.L.C.                                                                   255,263        2,102,578
Man Group P.L.C.                                                                           83,800        2,447,663
Royal Bank of Scotland Group P.L.C.                                                       110,031        3,122,615
Signet Group P.L.C.                                                                       990,000        1,789,808
Standard Chartered P.L.C.                                                                 120,000        2,588,541
Unilever P.L.C.                                                                           230,000        2,401,579
Vodafone Group P.L.C.                                                                   1,215,249        3,161,584
                                                                                                    --------------
                                                                                                        37,153,064
                                                                                                    --------------
TOTAL COMMON STOCK
   (Cost $179,301,628)                                                                                 225,233,668
                                                                                                    --------------
RIGHTS & WARRANTS -- 0.0%
FRANCE -- 0.0%
Suez S.A.
   (Cost $0)                                                                               68,000           31,873
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)
      ------                                                              --------   ------------
U.S. TREASURY OBLIGATIONS -- 1.4%
U.S. Treasury Bills
      3.240%                                                              12/15/05   $      2,000        1,986,908
      3.270%                                                              12/15/05          1,146        1,138,498
                                                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,124,693)                                                                                     3,125,406
                                                                                                    --------------

                                                                                        Shares
                                                                                     ------------
TEMPORARY INVESTMENTS -- 1.0%
Galaxy Institutional Money Market Fund
   (Cost $2,287,810)                                                                    2,287,810        2,287,810
                                                                                                    --------------
CURRENCY -- 0.0%
Euro Currency
   (Cost $2)                                                                                    2                3
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)
      ------                                                              --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 2.0%
TIME DEPOSITS -- 1.4%
Chase Manhattan Bank
      3.875%                                                              10/03/05   $      1,217        1,216,826
Societe Generale
      3.937%                                                              10/03/05            673          672,772
Wells Fargo & Co.
      3.875%                                                              10/03/05          1,217        1,216,826
                                                                                                    --------------
                                                                                                         3,106,424
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS -- 0.6%
Bank of America N.A.
      4.017%                                                              12/31/14          1,491        1,490,596
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
   (Cost $4,597,020)                                                                                     4,597,020
                                                                                                    --------------
TOTAL INVESTMENTS -- 102.7%
   (Cost $189,311,153)                                                                                 235,275,780
                                                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (2.7%)
Dividends receivable and other assets                                                                      627,434
Receivable for capital stock sold                                                                           17,045
Payable upon return of collateral on securities loaned                                                  (4,597,020)
Payable for securities purchased                                                                        (2,048,051)
Payable for capital stock redeemed                                                                         (68,904)
Accrued expenses                                                                                          (212,553)
                                                                                                    --------------

                                                                                                        (6,282,049)
                                                                                                    --------------

NET ASSETS -- 100.0%                                                                                $  228,993,731
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $  189,551,749
                                         ==============
Gross Appreciation                       $   48,757,793
Gross Depreciation                           (3,033,762)
                                         --------------
Net Appreciation                         $   45,724,031
                                         ==============

+     See Note 1.

*     Non-income producing security.

a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $4,435,775, and the total market value of the collateral held by the portfolio is $4,597,020.

ADR   -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP GROWTH FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK -- 97.6%
AEROSPACE & DEFENSE -- 1.7%
Aviall, Inc.*                                                                               5,430   $      183,426
                                                                                                    --------------
BANKS -- 2.3%
Central Pacific Financial Corp.                                                             1,680           59,103
Prosperity Bancshares, Inc.                                                                 6,180          186,945
                                                                                                    --------------
                                                                                                           246,048
                                                                                                    --------------
BEVERAGES -- 1.9%
Hansen Natural Corp.*                                                                       4,360          205,269
                                                                                                    --------------
BIOTECHNOLOGY -- 2.9%
LifeCell Corp.*                                                                             7,860          170,012
Meridian Bioscience, Inc.                                                                   7,100          146,970
                                                                                                    --------------
                                                                                                           316,982
                                                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 4.8%
Corporate Executive Board Co.                                                               1,910          148,942
John H. Harland Co.                                                                         2,400          106,560
Layne Christensen Co.*                                                                      2,610           61,465
McGrath Rentcorp                                                                            2,700           76,491
Navigant Consulting, Inc.*                                                                  6,700          128,372
                                                                                                    --------------
                                                                                                           521,830
                                                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 1.1%
AudioCodes, Ltd.*                                                                          10,810          119,018
                                                                                                    --------------
COMPUTERS & PERIPHERALS -- 2.5%
Komag, Inc.*                                                                                2,200           70,312
Rimage Corp.*                                                                               3,400           90,678
Stratasys, Inc.*                                                                            3,700          109,890
                                                                                                    --------------
                                                                                                           270,880
                                                                                                    --------------
CONSTRUCTION & ENGINEERING -- 1.4%
Perini Corp.*                                                                               2,240           40,768
Walter Industries, Inc. a                                                                   2,300          112,516
                                                                                                    --------------
                                                                                                           153,284
                                                                                                    --------------
DIVERSIFIED FINANCIALS -- 3.8%
CompuCredit Corp.* a                                                                        2,680          119,046
Nationwide Health Properties, Inc.                                                          4,800          111,840
Nelnet, Inc. Class A*                                                                       4,910          186,629
                                                                                                    --------------
                                                                                                           417,515
                                                                                                    --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.6%
Premiere Global Services, Inc.*                                                             7,380           60,368
                                                                                                    --------------
ELECTRIC UTILITIES -- 1.3%
El Paso Electric Co.*                                                                       6,740          140,529
                                                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.2%
Skyworks Solutions, Inc.*                                                                  16,830          118,146
Teledyne Technologies, Inc.*                                                                5,480          188,896
Trimble Navigation, Ltd.*                                                                   4,590          154,637
                                                                                                    --------------
                                                                                                           461,679
                                                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 5.4%
Distributed Energy Systems Corp.*                                                          16,800          140,112
Headwaters, Inc.*                                                                           4,280          160,072
Hydril*                                                                                     2,990          205,234
Lufkin Industries, Inc.                                                                     2,000           87,100
                                                                                                    --------------
                                                                                                           592,518
                                                                                                    --------------

FOOD & DRUG RETAILING -- 2.4%
Provide Commerce, Inc.*                                                                     2,760           66,985

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING (CONTINUED)
USANA Health Sciences, Inc.* a                                                              4,080   $      194,616
                                                                                                    --------------
                                                                                                           261,601
                                                                                                    --------------
FOOD PRODUCTS -- 0.5%
Chiquita Brands International, Inc.                                                         2,100           58,695
                                                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 7.3%
Alliance Imaging, Inc.*                                                                     4,600           39,330
AngioDynamics, Inc.*                                                                        4,300           90,300
Dade Behring Holdings, Inc.                                                                 3,220          118,045
HealthTronics, Inc.*                                                                        6,100           60,756
Laserscope*                                                                                 2,140           60,305
Merit Medical Systems, Inc.*                                                                4,640           82,314
Natus Medical, Inc.*                                                                        7,300           88,841
Ventana Medical Systems, Inc.*                                                              3,600          137,052
Vital Signs, Inc.                                                                           1,300           59,917
West Pharmaceutical Services, Inc.                                                          2,140           63,494
                                                                                                    --------------
                                                                                                           800,354
                                                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 8.8%
American Dental Partners, Inc.*                                                             1,900           64,448
Chemed Corp.                                                                                4,300          186,362
Covance, Inc.*                                                                              1,080           51,829
Genesis HealthCare Corp.*                                                                   1,900           76,608
Gentiva Health Services, Inc.*                                                              6,720          121,767
Lifeline Systems, Inc.*                                                                     1,680           56,162
Matria Healthcare, Inc.*                                                                    1,700           64,175
PSS World Medical, Inc.*                                                                   14,300          190,762
Ventiv Health, Inc.*                                                                        5,550          145,466
                                                                                                    --------------
                                                                                                           957,579
                                                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
CKE Restaurants, Inc.                                                                       2,230           29,391
P.F. Chang's China Bistro, Inc.*                                                            1,020           45,727
Papa John's International, Inc.*                                                            1,600           80,192
Texas Roadhouse, Inc. Class A*                                                              4,320           64,368
                                                                                                    --------------
                                                                                                           219,678
                                                                                                    --------------
HOUSEHOLD DURABLES -- 0.4%
Meritage Homes Corp.* a                                                                       600           45,996
                                                                                                    --------------
INSURANCE -- 3.4%
AmerUs Group Co. a                                                                          3,230          185,305
LandAmerica Financial Group, Inc.                                                           1,200           77,580
Zenith National Insurance Corp.                                                             1,700          106,573
                                                                                                    --------------
                                                                                                           369,458
                                                                                                    --------------
INTERNET & CATALOG RETAIL -- 1.3%
Coldwater Creek, Inc.*                                                                      3,370           84,991
Nutri/System, Inc.* a                                                                       2,400           60,048
                                                                                                    --------------
                                                                                                           145,039
                                                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 5.3%
Activision, Inc.*                                                                           6,953          142,189
Digital River, Inc.* a                                                                      3,840          133,824
eCollege.com, Inc.*                                                                         8,010          119,028
Entrust, Inc.*                                                                              9,300           52,080
InfoSpace, Inc.*                                                                            2,140           51,082
Online Resources Corp.*                                                                     7,300           77,234
                                                                                                    --------------
                                                                                                           575,437
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP GROWTH FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
IT CONSULTING & SERVICES -- 3.0%
Agilysys, Inc.                                                                              9,380   $      157,959
RightNow Technologies, Inc.*                                                                5,300           78,016
SRA International, Inc. Class A*                                                            2,700           95,796
                                                                                                    --------------
                                                                                                           331,771
                                                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Jacuzzi Brands, Inc.*                                                                       7,460           60,128
Marine Products Corp.                                                                       1,950           21,508
                                                                                                    --------------
                                                                                                            81,636
                                                                                                    --------------
MACHINERY -- 1.2%
Actuant Corp. Class A                                                                         680           31,824
Gardner Denver, Inc.*                                                                       2,220           99,012
                                                                                                    --------------
                                                                                                           130,836
                                                                                                    --------------
METALS & MINING -- 3.1%
Joy Global, Inc. a                                                                          3,260          164,500
NS Group, Inc.*                                                                             4,550          178,587
                                                                                                    --------------
                                                                                                           343,087
                                                                                                    --------------
OIL & GAS -- 4.4%
Giant Industries, Inc.*                                                                     3,050          178,547
Grey Wolf, Inc.*                                                                           24,110          203,247
PetroQuest Energy, Inc.*                                                                    9,250           96,570
                                                                                                    --------------
                                                                                                           478,364
                                                                                                    --------------
PERSONAL PRODUCTS -- 2.9%
Chattem, Inc.*                                                                              2,610           92,655
Mannatech, Inc. a                                                                           2,830           33,535
Steiner Leisure, Ltd.*                                                                      5,750          195,328
                                                                                                    --------------
                                                                                                           321,518
                                                                                                    --------------
PHARMACEUTICALS -- 0.7%
SFBC International, Inc.*                                                                   1,660           73,687
                                                                                                    --------------
REAL ESTATE -- 0.9%
HouseValues, Inc.* a                                                                        3,800           54,340
Innkeepers USA Trust                                                                        3,060           47,277
                                                                                                    --------------
                                                                                                           101,617
                                                                                                    --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.0%
Micrel, Inc.*                                                                               5,790           65,022
Microsemi Corp.*                                                                            8,570          218,878
Silicon Image, Inc.*                                                                        5,390           47,917
                                                                                                    --------------
                                                                                                           331,817
                                                                                                    --------------
SOFTWARE -- 7.3%
ANSYS, Inc.*                                                                                4,720          181,673
Progress Software Corp.*                                                                    3,900          123,903
Quality Systems, Inc.*                                                                      2,800          193,452
Radiant Systems, Inc.*                                                                      7,300           75,336
RSA Security, Inc.* a                                                                       3,900           49,569
TALX Corp.                                                                                  2,800           91,812
Ulticom, Inc.*                                                                              7,260           80,078
                                                                                                    --------------
                                                                                                           795,823
                                                                                                    --------------
SPECIALTY RETAIL -- 3.4%
Cato Corp. Class A                                                                          2,840           56,601
Charming Shoppes, Inc.*                                                                     8,850           94,429

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
SPECIALTY RETAIL (CONTINUED)
Dick's Sporting Goods, Inc.* a                                                              3,450   $      103,880
Genesco, Inc.*                                                                              2,130           79,321
PetMed Express, Inc.*                                                                       3,500           36,260
                                                                                                    --------------
                                                                                                           370,491
                                                                                                    --------------
TEXTILES & APPAREL -- 1.6%
Quiksilver, Inc.*                                                                          11,780          170,221
                                                                                                    --------------
TOTAL COMMON STOCK
   (Cost $8,920,276)                                                                                    10,654,051
                                                                                                    --------------
TEMPORARY INVESTMENTS -- 2.3%
Dreyfus Cash Management Plus #719                                                               0                0
Goldman Sachs Financial Square Money Market Portfolio                                      55,853           55,853
JPMorgan Prime Money Market Fund                                                          198,681          198,681
                                                                                                    --------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $254,534)                                                                                         254,534
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)
      ------                                                              --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 11.0%
TIME DEPOSITS -- 5.5%
Chase Manhattan Bank
      3.875%                                                              10/03/05   $        234          233,710
Societe Generale
      3.937%                                                              10/03/05            141          140,604
Wells Fargo & Co.
      3.875%                                                              10/03/05            234          233,711
                                                                                                    --------------
                                                                                                           608,025
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS -- 5.5%
Bank of America N.A.
      4.017%                                                              12/31/14            286          286,292
Merrill Lynch & Co., Inc. Master Notes
      4.037%                                                              10/04/05            221          220,980
Morgan Stanley
      4.007%                                                              12/19/05             91           90,943
                                                                                                    --------------
                                                                                                           598,215
                                                                                                    --------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
   (Cost $1,206,240)                                                                                     1,206,240
                                                                                                    --------------
TOTAL INVESTMENTS -- 110.9%
   (Cost $10,381,050)                                                                                   12,114,825
                                                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (10.9%)
Dividends receivable and other assets                                                                       16,423
Payable upon return of collateral on securities loaned                                                  (1,206,240)
Accrued expenses                                                                                            (5,425)

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP GROWTH FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    --------------
                                                                                                        (1,195,242)
                                                                                                    --------------

NET ASSETS -- 100.0%                                                                                $   10,919,583
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $   10,408,123
                                         ==============
Gross Appreciation                       $    1,918,171
Gross Depreciation                             (211,469)
                                         --------------
Net Appreciation                         $    1,706,702
                                         ==============

      See Note 1.

*     Non-income producing security.

a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $1,181,793, and the total market value of the collateral held by the portfolio is $1,206,240.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          Shares        Value+
                                                                                        ---------   --------------
COMMON STOCK -- 98.6%
AEROSPACE & DEFENSE -- 0.5%
Aviall, Inc.*                                                                             105,100   $    3,550,278
                                                                                                    --------------
AUTO COMPONENTS -- 0.6%
Commercial Vehicle Group, Inc.*                                                           181,100        3,792,234
                                                                                                    --------------
BANKS -- 3.8%
Corus Bankshares, Inc.                                                                    106,100        5,817,463
East West Bancorp, Inc.                                                                   174,300        5,933,172
Hancock Holding Co.                                                                        87,800        2,997,492
Hanmi Financial Corp.                                                                      81,500        1,462,925
Republic Bancorp, Inc.                                                                    116,920        1,653,249
Texas Regional Bancshares, Inc. Class A                                                    91,050        2,621,329
Wintrust Financial Corp.                                                                   87,900        4,417,854
                                                                                                    --------------
                                                                                                        24,903,484
                                                                                                    --------------
BIOTECHNOLOGY -- 2.1%
LifeCell Corp.*                                                                           242,370        5,242,463
Meridian Bioscience, Inc.                                                                 234,000        4,843,800
SuperGen, Inc.* a                                                                         580,000        3,654,000
                                                                                                    --------------
                                                                                                        13,740,263
                                                                                                    --------------
BUILDING PRODUCTS -- 2.3%
Genlyte Group, Inc.*                                                                       71,400        3,432,912
USG Corp.*                                                                                174,100       11,964,152
                                                                                                    --------------
                                                                                                        15,397,064
                                                                                                    --------------
CASINOS -- 0.6%
Penn National Gaming, Inc.*                                                               123,600        3,845,196
                                                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
Corporate Executive Board Co.                                                              43,400        3,384,332
John H. Harland Co.                                                                       101,250        4,495,500
                                                                                                    --------------
                                                                                                         7,879,832
                                                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 2.2%
Comtech Telecommunications Corp.*                                                         200,300        8,306,441
Sonus Networks, Inc.* a                                                                 1,086,040        6,299,032
                                                                                                    --------------
                                                                                                        14,605,473
                                                                                                    --------------
COMPUTERS & PERIPHERALS -- 3.9%
Hutchinson Technology, Inc.* a                                                            197,900        5,169,148
Intergraph Corp.* a                                                                       281,000       12,563,510
Komag, Inc.*                                                                              182,700        5,839,092
Presstek, Inc.*                                                                           138,570        1,798,639
                                                                                                    --------------
                                                                                                        25,370,389
                                                                                                    --------------
CONTAINERS & PACKAGING -- 0.9%
Silgan Holdings, Inc.                                                                     183,200        6,093,232
                                                                                                    --------------
DISTRIBUTORS -- 0.9%
Building Materials Holding Corp.                                                           67,300        6,271,687
                                                                                                    --------------
DIVERSIFIED FINANCIALS -- 3.5%
Accredited Home Lenders Holding Co.* a                                                    115,000        4,043,400
Arch Capital Group, Ltd.*                                                                  76,500        3,793,635
ASTA Funding, Inc.                                                                        115,650        3,511,134
CompuCredit Corp.* a                                                                      156,900        6,969,498
MCG Capital Corp. a                                                                       266,600        4,497,542
                                                                                                    --------------
                                                                                                        22,815,209
                                                                                                    --------------

                                                                                          Shares        Value+
                                                                                        ---------   --------------
COMMON STOCK (CONTINUED)
ELECTRICAL EQUIPMENT -- 2.9%
Energy Conversion Devices, Inc.* a                                                        125,590   $    5,636,479
NorthWestern Corp.                                                                        108,619        3,279,208
Thomas & Betts Corp.*                                                                     194,600        6,696,186
Woodward Governor Co.                                                                      39,800        3,384,990
                                                                                                    --------------
                                                                                                        18,996,863
                                                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.5%
Anixter International, Inc.* a                                                            136,600        5,509,078
Itron, Inc.*                                                                              218,200        9,963,012
LoJack Corp.*                                                                             178,750        3,778,775
Multi-Fineline Electronix, Inc.*                                                          111,500        3,263,605
Park Electrochemical Corp.                                                                111,900        2,982,135
PortalPlayer, Inc.* a                                                                     211,100        5,790,473
Teledyne Technologies, Inc.*                                                              130,200        4,487,994
                                                                                                    --------------
                                                                                                        35,775,072
                                                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Headwaters, Inc.*                                                                         160,100        5,987,740
                                                                                                    --------------
FOOD & DRUG RETAILING -- 0.5%
Nash Finch Co.                                                                             83,100        3,505,989
                                                                                                    --------------
FOOD PRODUCTS -- 0.7%
Pilgrim's Pride Corp.                                                                     133,300        4,852,120
                                                                                                    --------------
GAS UTILITIES -- 1.0%
AGL Resources, Inc.                                                                        66,200        2,456,682
Atmos Energy Corp.                                                                        141,300        3,991,725
                                                                                                    --------------
                                                                                                         6,448,407
                                                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 10.0%
AngioDynamics, Inc.*                                                                       84,700        1,778,700
Cooper Cos., Inc.                                                                          38,200        2,926,502
Dade Behring Holdings, Inc.                                                                91,200        3,343,392
Foxhollow Technologies, Inc.* a                                                           204,300        9,726,723
Gen-Probe, Inc.*                                                                          160,100        7,916,945
Haemonetics Corp.*                                                                        111,300        5,290,089
Hologic, Inc.*                                                                            111,500        6,439,125
Intuitive Surgical, Inc.*                                                                 153,800       11,272,002
Palomar Medical Technologies, Inc.*                                                       147,300        3,863,679
Sybron Dental Specialties, Inc.*                                                          142,900        5,941,782
Ventana Medical Systems, Inc.*                                                             76,400        2,908,548
West Pharmaceutical Services, Inc.                                                        132,900        3,943,143
                                                                                                    --------------
                                                                                                        65,350,630
                                                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 8.2%
Amedisys, Inc.* a                                                                          78,400        3,057,600
AMERIGROUP Corp.*                                                                         108,100        2,066,872
Chemed Corp.                                                                              100,600        4,360,004
Genesis HealthCare Corp.*                                                                 139,700        5,632,704
LCA-Vision, Inc.                                                                          109,700        4,072,064
Matria Healthcare, Inc.*                                                                   79,300        2,993,575
Psychiatric Solutions, Inc.* a                                                            116,100        6,296,103
Sierra Health Services, Inc.*                                                             144,600        9,958,602
Ventiv Health, Inc.*                                                                      429,850       11,266,368
WellCare Health Plans, Inc.*                                                              103,500        3,834,675
                                                                                                    --------------
                                                                                                        53,538,567
                                                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
Jack in the Box, Inc.*                                                                    289,500        8,658,945
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          Shares        Value+
                                                                                        ---------   --------------
COMMON STOCK (CONTINUED)
HOUSEHOLD DURABLES -- 1.5%
Meritage Homes Corp.* a                                                                    38,600   $    2,959,076
Toro Co.                                                                                  188,300        6,921,908
                                                                                                    --------------
                                                                                                         9,880,984
                                                                                                    --------------
INSURANCE -- 4.4%
American Physicians Capital, Inc.*                                                         54,450        2,675,129
Commerce Group, Inc.                                                                      133,000        7,716,660
Delphi Financial Group, Inc. Class A                                                       47,000        2,199,600
Fremont General Corp. a                                                                   244,900        5,346,167
LandAmerica Financial Group, Inc.                                                         128,700        8,320,455
Max Re Capital, Ltd.                                                                       95,800        2,374,882
                                                                                                    --------------
                                                                                                        28,632,893
                                                                                                    --------------
INTERNET & CATALOG RETAIL -- 1.3%
Coldwater Creek, Inc.*                                                                    256,550        6,470,191
Nutri/System, Inc.* a                                                                      86,000        2,151,720
                                                                                                    --------------
                                                                                                         8,621,911
                                                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 5.5%
Digital River, Inc.* a                                                                    301,900       10,521,215
InfoSpace, Inc.*                                                                          125,500        2,995,685
Tessera Technologies, Inc.*                                                               222,800        6,663,948
TriZetto Group, Inc.*                                                                     334,900        4,728,788
ValueClick, Inc.* a                                                                       654,900       11,192,241
                                                                                                    --------------
                                                                                                        36,101,877
                                                                                                    --------------
IT CONSULTING & SERVICES -- 1.6%
Agilysys, Inc.                                                                            112,500        1,894,500
Optimal Group, Inc. Class A*                                                              232,000        4,797,760
SRA International, Inc. Class A*                                                          113,000        4,009,240
                                                                                                    --------------
                                                                                                        10,701,500
                                                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 1.9%
JAKKS Pacific, Inc.*                                                                      417,500        6,776,025
RC2 Corp.*                                                                                163,900        5,533,264
                                                                                                    --------------
                                                                                                        12,309,289
                                                                                                    --------------
MACHINERY -- 1.6%
A.S.V., Inc.*                                                                             226,000        5,118,900
Reliance Steel & Aluminum Co.                                                             100,600        5,324,758
                                                                                                    --------------
                                                                                                        10,443,658
                                                                                                    --------------
MEDIA -- 1.5%
R.H. Donnelley Corp.*                                                                     158,400       10,020,384
                                                                                                    --------------
METALS & MINING -- 0.9%
Alliance Resource Partners L.P.                                                            66,600        3,059,604
Natural Resource Partners L.P. a                                                           48,600        3,031,668
                                                                                                    --------------
                                                                                                         6,091,272
                                                                                                    --------------
OFFICE ELECTRONICS -- 0.8%
THQ, Inc.*                                                                                240,150        5,119,998
                                                                                                    --------------
OIL & GAS -- 3.8%
Edge Petroleum Corp.*                                                                     128,700        3,396,393
Giant Industries, Inc.*                                                                   116,100        6,796,494
Grey Wolf, Inc.*                                                                          726,700        6,126,081
OMI Corp. a                                                                               248,000        4,431,760
TransGlobe Energy Corp.*                                                                  489,500        3,078,955

                                                                                          Shares        Value+
                                                                                        ---------   --------------
COMMON STOCK (CONTINUED)
OIL & GAS (CONTINUED)
TransMontaigne, Inc.*                                                                     129,300   $    1,033,107
                                                                                                    --------------
                                                                                                        24,862,790
                                                                                                    --------------
PAPER & FOREST PRODUCTS -- 1.2%
Potlatch Corp. a                                                                          145,900        7,604,308
                                                                                                    --------------
PERSONAL PRODUCTS -- 0.5%
Chattem, Inc.*                                                                             89,500        3,177,250
                                                                                                    --------------
PHARMACEUTICALS -- 0.4%
SciClone Pharmaceuticals, Inc.*                                                           474,000        2,673,360
                                                                                                    --------------
REAL ESTATE -- 3.3%
American Home Mortgage Investment Corp. a                                                 249,200        7,550,760
Luminent Mortgage Capital, Inc.                                                           398,400        3,007,920
New Century Financial Corp. a                                                              96,400        3,496,428
Redwood Trust, Inc. a                                                                     153,800        7,476,218
                                                                                                    --------------
                                                                                                        21,531,326
                                                                                                    --------------
ROAD & RAIL -- 1.9%
Dollar Thrifty Automotive Group, Inc.*                                                    209,700        7,060,599
GATX Corp. a                                                                              129,300        5,113,815
                                                                                                    --------------
                                                                                                        12,174,414
                                                                                                    --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.8%
Netlogic Microsystems, Inc.*                                                              216,400        4,672,076
Photronics, Inc.* a                                                                       372,000        7,216,800
                                                                                                    --------------
                                                                                                        11,888,876
                                                                                                    --------------
SOFTWARE -- 3.7%
ANSYS, Inc.*                                                                              178,700        6,878,163
Blackboard, Inc.*                                                                          95,600        2,390,956
MicroStrategy, Inc. Class A*                                                              158,700       11,155,023
ScanSoft, Inc.*                                                                           522,350        2,784,125
Transaction Systems Architects, Inc.*                                                      29,109          810,686
                                                                                                    --------------
                                                                                                        24,018,953
                                                                                                    --------------
SPECIALTY RETAIL -- 2.0%
Children's Place Retail Stores, Inc.* a                                                   179,300        6,390,252
Genesco, Inc.*                                                                            172,700        6,431,348
                                                                                                    --------------
                                                                                                        12,821,600
                                                                                                    --------------
TEXTILES & APPAREL -- 3.0%
Guess?, Inc.* a                                                                           223,600        4,791,748
Phillips-Van Heusen Corp.                                                                 244,000        7,568,880
Quiksilver, Inc.*                                                                         492,900        7,122,405
                                                                                                    --------------
                                                                                                        19,483,033
                                                                                                    --------------
TOBACCO -- 1.4%
Loews Corp. - Carolina Group                                                              232,200        9,202,086
                                                                                                    --------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.1%
j2 Global Communications, Inc.*                                                           172,000        6,952,240
                                                                                                    --------------
TOTAL COMMON STOCK
   (Cost $510,188,582)                                                                                 645,692,676
                                                                                                    --------------
TEMPORARY INVESTMENTS -- 1.4%
Dreyfus Cash Management Plus #719                                                             728              728
Goldman Sachs Financial Square Money Market Portfolio                                      78,845           78,845

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          Shares        Value+
                                                                                        ---------   --------------
TEMPORARY INVESTMENTS (CONTINUED)
JPMorgan Prime Money Market Fund                                                        8,927,721   $    8,927,721
                                                                                                    --------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $9,007,294)                                                                                     9,007,294
                                                                                                    --------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)
      ------                                                              --------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 14.7%
CERTIFICATES OF DEPOSIT -- 0.1%
Banco Santander S.A.
      3.715%                                                              06/13/06   $        937          936,647
                                                                                                    --------------
COMMERCIAL PAPER -- 1.5%
Skandinaviska Enskilda Banken AB
      3.759%                                                              01/17/06          9,639        9,639,426
                                                                                                    --------------
TIME DEPOSITS -- 7.0%
Chase Manhattan Bank
      3.875%                                                              10/03/05         17,705       17,704,606
Societe Generale
      3.937%                                                              10/03/05         10,697       10,696,964
Wells Fargo & Co.
      3.875%                                                              10/03/05         17,705       17,704,606
                                                                                                    --------------
                                                                                                        46,106,176
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS -- 6.1%
Bank of America N.A.
      4.017%                                                              12/31/14         21,688       21,687,921
Lehman Brothers Holdings, Inc.
      3.997%                                                              10/28/05          1,803        1,802,695
Merrill Lynch & Co., Inc. Master Notes
      4.037%                                                              10/04/05          8,771        8,771,196
Morgan Stanley
      4.007%                                                              12/19/05          4,002        4,001,896
Sedna Finance Corp.
      3.738%                                                              10/17/05          3,482        3,481,727
                                                                                                    --------------
                                                                                                        39,745,435
                                                                                                    --------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
   (Cost $96,427,684)                                                                                   96,427,684
                                                                                                    --------------

TOTAL INVESTMENTS -- 114.7%
   (Cost $615,623,560)                                                                                 751,127,654
                                                                                                    --------------

OTHER ASSETS AND LIABILITIES -- (14.7%)
Dividends receivable and other assets                                                                      514,595
Receivable for securities sold                                                                           6,275,911
Receivable for capital stock sold                                                                          418,390
Payable upon return of collateral on securities loaned                                                 (96,427,684)
Payable for securities purchased                                                                        (6,234,746)
Payable for capital stock redeemed                                                                        (465,954)
Accrued expenses                                                                                          (495,635)
                                                                                                    --------------
                                                                                                       (96,415,123)
                                                                                                    --------------
NET ASSETS -- 100.0%                                                                                $  654,712,531
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $  615,867,688
                                         ==============
Gross Appreciation                       $  151,644,806
Gross Depreciation                          (16,384,840)
                                         --------------
Net Appreciation                         $  135,259,966
                                         ==============

+     See Note 1.

*     Non-income producing security.

a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $93,660,304, and the total market value of the collateral held by the portfolio is $96,427,684.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                             STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK -- 98.4%
AEROSPACE & DEFENSE -- 0.7%
Curtiss-Wright Corp.                                                                       52,860   $    3,261,991
                                                                                                    --------------
AUTO COMPONENTS -- 0.8%
Tenneco Automotive, Inc.*                                                                 222,670        3,898,952
                                                                                                    --------------
BANKS -- 9.7%
Amegy Bancorp., Inc.                                                                      163,600        3,702,268
Corus Bankshares, Inc.                                                                     27,655        1,516,324
CVB Financial Corp.                                                                       126,550        2,353,830
East West Bancorp, Inc.                                                                   133,500        4,544,340
Flagstar Bancorp, Inc. a                                                                  186,100        2,996,210
Hanmi Financial Corp.                                                                     274,300        4,923,685
Independent Bank Corp.                                                                     70,278        2,040,859
Nara Bancorp, Inc.                                                                        248,250        3,711,337
NBT Bancorp, Inc.                                                                         136,900        3,229,471
Pacific Capital Bancorp                                                                    65,818        2,191,081
Republic Bancorp, Inc.                                                                    414,720        5,864,141
S&T Bancorp, Inc.                                                                          95,400        3,606,120
United Bankshares, Inc.                                                                   104,000        3,634,800
United Community Banks, Inc.                                                               77,225        2,200,912
                                                                                                    --------------
                                                                                                        46,515,378
                                                                                                    --------------
BIOTECHNOLOGY -- 0.4%
Kendle International, Inc.*                                                                73,200        2,059,848
                                                                                                    --------------
CASINOS -- 1.9%
Ameristar Casinos, Inc.                                                                   179,700        3,744,948
Shuffle Master, Inc.* a                                                                   204,650        5,408,899
                                                                                                    --------------
                                                                                                         9,153,847
                                                                                                    --------------
CHEMICALS -- 1.5%
Airgas, Inc.                                                                              150,900        4,471,167
Terra Industries, Inc.* a                                                                 429,600        2,856,840
                                                                                                    --------------
                                                                                                         7,328,007
                                                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 3.6%
Administaff, Inc.                                                                          64,500        2,563,230
Advisory Board Co.*                                                                        81,300        4,230,852
Banta Corp.                                                                               118,550        6,033,009
Garnter, Inc.*                                                                            131,650        1,538,989
Mobile Mini, Inc.*                                                                         68,100        2,952,135
                                                                                                    --------------
                                                                                                        17,318,215
                                                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 2.1%
Powerwave Technologies, Inc. *                                                            145,300        1,887,447
ViaSat, Inc.*                                                                             322,200        8,264,430
                                                                                                    --------------
                                                                                                        10,151,877
                                                                                                    --------------
COMPUTERS & PERIPHERALS -- 2.0%
Intergraph Corp.* a                                                                       116,750        5,219,892
M-Systems Flash Disk Pioneers, Ltd.*                                                      138,600        4,146,912
                                                                                                    --------------
                                                                                                         9,366,804
                                                                                                    --------------
CONSTRUCTION & ENGINEERING -- 1.4%
Perini Corp.*                                                                             125,700        2,287,740
William Lyon Homes, Inc.* a                                                                27,700        4,299,040
                                                                                                    --------------
                                                                                                         6,586,780
                                                                                                    --------------
CONTAINERS & PACKAGING -- 0.5%
Greif, Inc. Class A                                                                        41,900        2,518,190
                                                                                                    --------------
DISTRIBUTORS -- 2.6%
Brightpoint, Inc.*                                                                        364,200        6,970,788

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
DISTRIBUTORS (CONTINUED)
Building Materials Holding Corp.                                                           60,929   $    5,677,974
                                                                                                    --------------
                                                                                                        12,648,762
                                                                                                    --------------
DIVERSIFIED FINANCIALS -- 7.3%
Arch Capital Group, Ltd.*                                                                 165,580        8,211,112
CharterMac                                                                                201,410        4,128,905
CompuCredit Corp.* a                                                                      100,750        4,475,315
Corrections Corp. of America*                                                             143,700        5,704,890
Impac Mortgage Holdings, Inc. a                                                           113,500        1,391,510
Nelnet, Inc. Class A*                                                                      94,400        3,588,144
Westcorp                                                                                  123,300        7,262,370
                                                                                                    --------------
                                                                                                        34,762,246
                                                                                                    --------------
ELECTRIC UTILITIES -- 2.4%
Cleco Corp.                                                                               300,800        7,092,864
El Paso Electric Co.*                                                                     209,500        4,368,075
                                                                                                    --------------
                                                                                                        11,460,939
                                                                                                    --------------
ELECTRICAL EQUIPMENT -- 0.9%
Acuity Brands, Inc. a                                                                     143,100        4,245,777
                                                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
Benchmark Electronics, Inc.*                                                              204,200        6,150,504
Checkpoint Systems, Inc.*                                                                 125,700        2,981,604
Trimble Navigation, Ltd.*                                                                  68,750        2,316,187
                                                                                                    --------------
                                                                                                        11,448,295
                                                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 1.6%
Universal Compression Holdings, Inc.*                                                     121,600        4,836,032
Veritas DGC, Inc.*                                                                         73,000        2,673,260
                                                                                                    --------------
                                                                                                         7,509,292
                                                                                                    --------------
FOOD & DRUG RETAILING -- 0.4%
Nash Finch Co.                                                                             45,500        1,919,645
                                                                                                    --------------
FOOD PRODUCTS -- 2.6%
Chiquita Brands International, Inc. a                                                     241,900        6,761,105
Pilgrim's Pride Corp.                                                                     113,550        4,133,220
Ralcorp Holdings, Inc.*                                                                    31,700        1,328,864
                                                                                                    --------------
                                                                                                        12,223,189
                                                                                                    --------------
GAS UTILITIES -- 1.5%
ONEOK, Inc. a                                                                             107,330        3,651,367
WGL Holdings, Inc.                                                                        108,100        3,473,253
                                                                                                    --------------
                                                                                                         7,124,620
                                                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
Arrow International, Inc.                                                                  89,800        2,532,360
IRIS International, Inc.*                                                                 121,500        2,240,460
Symmetry Medical, Inc. *                                                                  110,450        2,617,665
West Pharmaceutical Services, Inc.                                                        120,000        3,560,400
                                                                                                    --------------
                                                                                                        10,950,885
                                                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 5.7%
Chemed Corp.                                                                               97,810        4,239,085
HealthExtras, Inc.*                                                                       311,200        6,653,456
IDX Systems Corp.*                                                                         63,150        2,726,817
Medcath Corp. *                                                                            96,700        2,296,625
Option Care, Inc.                                                                         170,960        2,502,854
Owens & Minor, Inc.                                                                       133,950        3,931,433
PAREXEL International Corp.                                                                89,800        1,804,082

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Ventiv Health, Inc.*                                                                      115,710   $    3,032,759
                                                                                                    --------------
                                                                                                        27,187,111
                                                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Bluegreen Corp.*                                                                          275,900        4,869,635
Landry's Restaurants, Inc.                                                                100,800        2,953,440
                                                                                                    --------------
                                                                                                         7,823,075
                                                                                                    --------------
HOUSEHOLD DURABLES -- 1.3%
Toro Co.                                                                                  171,800        6,315,368
                                                                                                    --------------
INSURANCE -- 5.7%
American Equity Investment Life Holding Co. a                                             313,890        3,562,651
AmerUs Group Co. a                                                                        139,600        8,008,852
LandAmerica Financial Group, Inc.                                                         107,500        6,949,875
Max Re Capital, Ltd.                                                                      177,300        4,395,267
Universal American Financial Corp.*                                                       188,400        4,284,216
                                                                                                    --------------
                                                                                                        27,200,861
                                                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 2.9%
Captiva Software Corp.*                                                                   107,800        1,936,088
Internet Security Systems, Inc.*                                                          119,000        2,857,190
Netflix, Inc.*                                                                             89,300        2,320,907
Websense, Inc.*                                                                           127,900        6,549,759
                                                                                                    --------------
                                                                                                        13,663,944
                                                                                                    --------------
IT CONSULTING & SERVICES -- 2.5%
Agilysys, Inc.                                                                            188,800        3,179,392
CIBER, Inc.*                                                                              413,600        3,073,048
Covansys Corp.*                                                                           159,335        2,542,987
Sykes Enterprises, Inc.*                                                                  260,400        3,098,760
                                                                                                    --------------
                                                                                                        11,894,187
                                                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
JAKKS Pacific, Inc.*                                                                      132,100        2,143,983
                                                                                                    --------------
MACHINERY -- 1.0%
Graco, Inc.                                                                                61,612        2,112,059
Titan International, Inc. a                                                               187,800        2,578,494
                                                                                                    --------------
                                                                                                         4,690,553
                                                                                                    --------------
MARINE -- 1.9%
General Maritime Corp. a                                                                  117,250        4,315,972
Overseas Shipholding Group, Inc.                                                           84,950        4,955,134
                                                                                                    --------------
                                                                                                         9,271,106
                                                                                                    --------------
METALS & MINING -- 2.8%
Commercial Metals Co. a                                                                   260,300        8,782,522
NS Group, Inc.*                                                                           123,290        4,839,133
                                                                                                    --------------
                                                                                                        13,621,655
                                                                                                    --------------
MULTILINE RETAIL -- 1.8%
BJ's Wholesale Club, Inc.* a                                                              134,000        3,725,200
ShopKo Stores, Inc.*                                                                      185,200        4,726,304
                                                                                                    --------------
                                                                                                         8,451,504
                                                                                                    --------------
OIL & GAS -- 5.3%
Houston Exploration Co.*                                                                   79,150        5,322,838
Plains Exploration & Production Co.*                                                       50,954        2,181,850

                                                                                        Shares          Value+
                                                                                     ------------   --------------
COMMON STOCK (CONTINUED)
OIL & GAS (CONTINUED)
Stone Energy Corp.*                                                                       105,350   $    6,430,564
Tesoro Corp.                                                                              170,900       11,491,316
                                                                                                    --------------
                                                                                                        25,426,568
                                                                                                    --------------
PAPER & FOREST PRODUCTS -- 1.5%
Potlatch Corp. a                                                                          138,770        7,232,692
                                                                                                    --------------
REAL ESTATE -- 6.4%
American Home Mortgage Investment Corp.                                                    50,600        1,533,180
Corporate Office Properties Trust                                                         166,200        5,808,690
Correctional Properties Trust                                                              52,550        1,545,495
Entertainment Properties Trust                                                            191,590        8,550,662
Jones Lang Lasalle, Inc.                                                                   85,600        3,942,736
Newcastle Investment Corp.                                                                 70,600        1,969,740
Redwood Trust, Inc. a                                                                      60,950        2,962,780
Trammell Crow Co.*                                                                        184,900        4,563,332
                                                                                                    --------------
                                                                                                        30,876,615
                                                                                                    --------------
ROAD & RAIL -- 2.8%
Dollar Thrifty Automotive Group, Inc.*                                                    225,485        7,592,080
Landstar System, Inc.                                                                      59,600        2,385,788
UTI Worldwide, Inc. a                                                                      41,900        3,255,630
                                                                                                    --------------
                                                                                                        13,233,498
                                                                                                    --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.8%
Micrel, Inc.*                                                                             321,600        3,611,568
                                                                                                    --------------
SOFTWARE -- 0.6%
Secure Computing Corp.*                                                                   249,800        2,835,230
                                                                                                    --------------
SPECIALTY RETAIL -- 2.1%
Sports Authority, Inc.*                                                                    83,500        2,458,240
United Auto Group, Inc.                                                                   144,850        4,785,844
United Rentals, Inc.*                                                                     149,450        2,945,660
                                                                                                    --------------
                                                                                                        10,189,744
                                                                                                    --------------
TEXTILES & APPAREL -- 2.7%
Quiksilver, Inc.*                                                                         428,100        6,186,045
Wolverine World Wide, Inc.                                                                319,400        6,723,370
                                                                                                    --------------
                                                                                                        12,909,415
                                                                                                    --------------
TOTAL COMMON STOCK
   (Cost $372,357,579)                                                                                 471,032,216
                                                                                                    --------------
TEMPORARY INVESTMENTS -- 0.9%
Dreyfus Cash Management Plus #719                                                           2,673            2,673
Goldman Sachs Financial Square Money Market Portfolio                                   2,047,273        2,047,273
JPMorgan Prime Money Market Fund                                                        2,161,317        2,161,317
                                                                                                    --------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $4,211,263)                                                                                     4,211,263
                                                                                                    --------------

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      Coupon                                                                              Par
       Rate                                                               Maturity       (000)          Value+
      ------                                                              --------   ------------   --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 14.7%
TIME DEPOSITS -- 7.1%
Chase Manhattan Bank
      3.875%                                                              10/03/05   $     12,917   $   12,917,228
Societe Generale
      3.937%                                                              10/03/05          8,085        8,084,620
Wells Fargo & Co.
      3.875%                                                              10/03/05         12,917       12,917,228
                                                                                                    --------------
                                                                                                        33,919,076
                                                                                                    --------------
VARIABLE RATE OBLIGATIONS -- 7.6%
Bank of America N.A.
      4.017%                                                              12/31/14         15,823       15,823,443
Merrill Lynch & Co., Inc. Master Notes
      4.037%                                                              10/04/05          7,538        7,537,797
Morgan Stanley
      4.007%                                                              12/19/05          3,650        3,649,929
Natexis Banques
      3.987%                                                              01/20/06            880          880,101
Sedna Finance Corp.
      3.738%                                                              10/17/05          8,347        8,347,226
                                                                                                    --------------
                                                                                                        36,238,496
                                                                                                    --------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
   (Cost $70,157,572)                                                                                   70,157,572
                                                                                                    --------------

TOTAL INVESTMENTS -- 114.0%
   (Cost $446,726,414)                                                                                 545,401,051
                                                                                                    --------------

OTHER ASSETS AND LIABILITIES -- (14.0%)
Dividends receivable and other assets                                                                      660,906
Receivable for securities sold                                                                           3,006,644
Receivable for capital stock sold                                                                          479,429
Payable upon return of collateral on securities loaned                                                 (70,157,572)
Payable for capital stock redeemed                                                                        (504,078)
Accrued expenses                                                                                          (324,712)
                                                                                                    --------------
                                                                                                       (66,839,383)
                                                                                                    --------------

NET ASSETS -- 100.0%                                                                                $  478,561,668
                                                                                                    ==============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $  447,011,179
                                         ==============
Gross Appreciation                       $  104,365,732
Gross Depreciation                           (5,975,860)
                                         --------------
Net Appreciation                         $   98,389,872
                                         ==============

+     See Note 1.

*     Non-income producing security.

a Total or partial security on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $68,161,100, and the total market value of the collateral held by the portfolio is $70,157,572.

                              Harris Insight Funds
                       Note 1 to Schedules of Investments
                         September 30, 2005 (Unaudited)

      The following is a summary of accounting policies used by the Harris Insight Funds in the preparation of the Schedules of Investments in accordance with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION -- Equity securities, other than securities for which the primary market is the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ"), are valued as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 P.M., Eastern time) at the last sales price on the primary market where traded. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. A security for which the primary market is the NASDAQ will be valued at the NASDAQ Official Closing Price as defined by the NASDAQ, or, in the absence of a reported Official Closing Price on the valuation date, at closing bid price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the event that market prices are not readily available, or where last sale prices are considered not to reflect values as of the valuation time (e.g., from foreign markets), securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations with remaining maturities of 60 days or less and securities held by the Money Market Funds are valued at amortized cost.

      Standards for Fair Value Determinations -- As a general principle, a "fair value" of a security is the amount that a Fund may reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. The Board or its designee, as the case may be, shall take into account all of the relevant factors and surrounding circumstances, including, but not limited to: (i) the nature and pricing history (if any) of the security;
(ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by Harris Investment Management or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of Harris Investment Management; and (vii) the liquidity or illiquidity of the market for the security.

      With respect to Funds that invest in non-U.S. securities, the Funds may take into consideration factors influencing specific markets or issuers when determining the fair value of a non-U.S. security. The Funds have retained a third party service provider to assist in determining when fair valuation is necessary, as well as to obtain estimates for fair values, with respect to foreign securities held by the International Fund and the Emerging Markets Fund. This service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to determine a fair value.

      In determining fair value prices of a non-U.S. security, the Funds may consider the security's trading value on other markets; the value of American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and other similar instruments representing interests in the security in question; the value of closed-end funds that invest in a country or region relevant to the security in question; relevant foreign currency exchange activity; the trading prices of financial products that are tied to relevant baskets of foreign securities (e.g.; iShares(R) or futures contracts); relevant currency exchange ratios and fluctuations; relevant currency restrictions; relevant investment repatriation restrictions; the relevant country's or geographic region's political and economic environment; the relevant country's liquidity and settlement issues; and any other relevant information regarding the security.

      Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

            (i)  market  value  of  investment  securities,   other  assets  and
      liabilities at the current rate of exchange on the valuation date; and

            (ii) purchases and sales of investment securities, at the relevant rates of exchange prevailing on the respective dates of such transactions.

      FUTURES CONTRACTS -- The Funds may enter into securities index and other financial futures contracts to manage exposure to certain market risks. The Index Fund may maintain Standard & Poor's 500 Index(R) futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value.
Subsequent payments ("variation margin") are made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.

      Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

      DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

      REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

      SECURITIES LENDING -- Each Fund may participate in a securities-lending program with certain counterparties whereby a Fund may loan securities to an organization that provides collateral. The lending Fund continues to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the counterparty to the agreement, realization on and/or retention of the collateral may be subject to legal proceedings.


ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Harris Insight Funds Trust
                              --------------------------------------------------

By (Signature and Title)*     /s/ John Shields
                         -------------------------------------------------------
                              John Shields, President
                              (principal executive officer)

Date  November 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John Shields
                         -------------------------------------------------------
                              John Shields, President
                              (principal executive officer)

Date  November 29, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*     /s/ Merrill J. Sklenar
                         -------------------------------------------------------
                              Merrill J. Sklenar,
                              Principal Financial & Accounting Officer
                              (principal financial officer)

Date  November 29, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.